Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
COI-NPRT1-1025
1.9887942.106
Asset-Backed Securities - 4.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	14,150,000	14,201,633
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	23,550,000	23,627,126
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	13,075,000	13,121,272
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	12,672,000	12,703,680
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	11,218,000	11,259,237
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	11,370,000	11,401,893
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	5,740,000	5,740,046
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	12,220,000	12,264,921
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	6,704,000	6,713,942
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.1178% 1/16/2037 (b)(c)(d)	250,000	250,135
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	8,500,000	8,491,067
TOTAL BAILIWICK OF JERSEY		119,774,952
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	3,533,110	3,580,054
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	11,224,120	11,362,751
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (d)	980,000	991,401
TOTAL CANADA		15,934,206
GRAND CAYMAN (UK OVERSEAS TER) - 1.3%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	25,100,000	25,198,292
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	18,732,000	18,792,748
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	8,250,000	8,278,487
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	150,000	149,987
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	3,386,460	3,382,227
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	21,989,000	22,091,095
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	7,566,000	7,592,095
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	11,529,000	11,583,843
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	24,780,000	24,804,359
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	12,294,734	12,294,734
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	7,970,000	7,983,429
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.3352% 4/20/2034 (b)(c)(d)	10,140,000	10,139,899
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	21,860,000	21,929,668
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	11,089,000	11,141,251
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	124,117
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	11,631,000	11,609,192
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	16,732,000	16,771,839
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(e)	12,249,000	12,249,000
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 4/20/2035 (b)(c)(d)	10,670,000	10,687,019
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	9,332,000	9,349,124
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	6,900,000	6,899,952
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	16,231,000	16,274,223
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,568
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	10,548,000	10,556,438
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	21,114,000	21,191,003
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	14,430,000	14,429,856
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	9,231,000	9,259,395
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,689
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	11,640,000	11,640,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	13,065,000	13,064,386
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)	6,800,000	6,812,077
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	5,800,000	5,804,251
Dryden 70 Clo Ltd Series 2018-70A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7494% 1/16/2032 (b)(c)(d)	1,737,799	1,739,780
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	9,710,000	9,711,437
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	12,450,000	12,487,325
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	17,132,000	17,197,530
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	6,930,000	6,934,227
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	11,494,000	11,524,390
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	11,970,000	11,999,841
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	11,507,000	11,499,935
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	31,066,000	31,118,812
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	9,000,000	9,000,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	13,800,000	13,800,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	11,629,000	11,684,563
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	15,193,000	15,235,434
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,926
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	7,638,103	7,427,749
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)	9,130,000	9,136,528
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	10,990,000	11,021,212
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	8,302,000	8,301,469
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	1,913,000	1,917,804
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5454% 7/27/2031 (b)(c)(d)	1,338,087	1,340,079
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	9,810,000	9,820,713
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)	13,837,000	13,836,973
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	21,830,000	21,900,205
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	13,160,000	13,172,318
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	11,611,000	11,646,762
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	8,033,000	8,035,410
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	9,690,000	9,713,275
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	9,420,000	9,448,062
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	13,105,000	13,143,502
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	10,650,000	10,654,611
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	17,202,000	17,217,430
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	13,700,000	13,725,372
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	14,150,000	14,188,573
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	12,276,000	12,303,007
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	16,000,000	16,052,096
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	7,584,000	7,595,376
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	6,319,000	6,336,605
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	16,110,000	16,148,616
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	18,840,000	18,893,600
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	1,300,000	1,303,349
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	10,336,000	10,332,899
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (b)(c)(d)	150,000	148,934
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	9,640,000	9,663,666
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,958
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 5.265% 5/21/2034 (b)(c)(d)	6,949,000	6,954,948
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	24,840,000	24,845,614
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	11,702,469	11,716,512
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,693
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	7,373,413	7,377,852
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	12,212,515	12,174,070
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)	14,148,000	14,148,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)	14,148,000	14,148,000
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	4,511,827	4,367,313
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	10,300,000	10,323,093
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	13,007,000	13,052,525
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	15,740,000	15,760,777
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	7,550,000	7,557,580
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	11,630,000	11,630,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	9,562,000	9,594,339
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	14,100,000	14,151,691
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	10,781,718	10,785,405
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.5092% 7/15/2030 (b)(c)(d)	1,330,669	1,331,298
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	3,381,763	3,374,222
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	15,842,618	15,377,954
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	1,380,000	1,085,069
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	8,170,000	8,180,163
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	14,610,000	14,651,186
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	6,280,000	6,304,649
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	3,951,000	3,958,831
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,074,097,380
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	10,778,339	10,940,812
MULTI-NATIONAL - 0.0%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	12,690,000	12,691,713
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	7,637,000	7,648,784
TOTAL MULTI-NATIONAL		20,340,497
UNITED STATES - 2.6%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	17,901,736	18,552,395
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	16,310,720	16,903,551
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	11,616,463	11,905,143
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	1,083,931	1,073,092
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	313,956	306,142
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	6,520,243	6,237,424
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	15,465,597	14,562,511
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	4,901,687	4,998,882
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	2,260,644	2,277,623
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	25,000,000	25,127,588
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (d)	15,756,592	15,776,236
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	21,900,000	22,018,503
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	15,572,866	15,666,139
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	12,645,646	12,962,124
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	7,800,000	8,139,982
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (d)	5,029,000	5,120,498
Americredit Automobile Receivables Trust Series 2022-1 Class B, 2.77% 4/19/2027	3,209,251	3,201,990
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (d)	12,695,000	12,815,628
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	1,035,056	1,018,433
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	193,906	186,866
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (d)	5,000,000	5,043,167
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	4,803,154	4,838,940
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (d)	7,820,000	7,978,170
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	5,935,000	5,945,228
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (d)	1,250,000	1,261,259
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (d)	9,250,000	9,273,683
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	4,510,000	4,568,582
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (d)	9,745,000	9,981,529
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (d)	2,413,151	2,436,459
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	9,133,000	9,206,102
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	22,610,296	21,310,907
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(g)	2,028,920	2,029,570
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	6,012,000	6,066,480
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (d)	17,620,000	17,645,228
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	10,700,000	10,769,748
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	14,158,758	14,343,368
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	11,479,000	11,638,842
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	6,937,164	6,949,300
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	5,440,000	5,486,306
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	5,160,000	5,179,397
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	2,018,878	2,025,344
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,084,000	4,127,809
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	784,925	764,038
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	5,654,190	5,443,232
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	3,098,041	2,718,531
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (d)	1,934,694	1,915,355
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	663,736	659,789
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	5,510,000	5,532,820
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	371,036	370,592
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	15,195,000	15,333,762
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	11,940,000	12,330,422
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	9,000,000	9,003,218
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	14,161,000	14,274,476
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	33,162,175	32,680,020
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	7,994,700	7,910,517
DB Master Finance LLC Series 2019-1A Class A2II, 4.021% 5/20/2049 (d)	7,243,640	7,204,721
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	28,617,050	25,304,658
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	9,419,025	9,126,259
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (d)	16,661,838	15,582,132
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (d)	9,720,000	9,757,041
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (d)	1,600,000	1,615,528
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	1,497	1,498
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	6,112,000	6,182,839
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (d)	10,300,000	10,386,871
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	8,434,922	8,466,102
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	4,988,000	5,106,486
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	5,572,000	5,626,355
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (d)	7,146,388	7,141,057
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	28,168,980	27,933,634
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/2048 (d)	11,594,558	11,580,150
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	34,443,840	33,117,497
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (d)	14,110,975	13,329,875
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	6,660,653	6,090,358
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (d)	10,440,000	10,482,413
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	12,310,000	12,347,767
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	13,271,489	13,469,412
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	8,040,000	8,153,530
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	17,233,000	17,379,584
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	8,882,361	8,926,448
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	10,461,000	10,656,423
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	5,000,000	5,001,873
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	5,315,000	5,330,992
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	2,852,512	2,860,940
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,235,000	2,253,696
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,255,000	2,267,129
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	8,102,000	8,110,013
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	4,400,000	4,394,804
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	5,400,000	5,396,671
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	5,000,000	4,979,552
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (d)	5,000,000	4,908,343
Ford Credit Auto Owner Trust Series 2022-D Class A3, 5.27% 5/17/2027	316,731	317,919
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (d)	2,600,000	2,646,101
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (d)	10,800,000	11,175,957
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (d)	7,820,000	8,008,427
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	39,470,000	39,652,209
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	28,100,000	28,612,274
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (d)	6,500,000	6,594,327
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	4,985,000	5,058,027
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,515,000	2,536,401
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	21,463,952	21,935,228
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	6,757,632	6,744,464
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,648,402	1,660,446
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	1,997,057	1,999,554
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (d)	5,000,000	4,848,505
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (d)	6,600,000	6,770,050
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (d)	9,800,000	10,295,592
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)	3,961,000	4,072,587
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (d)	750,000	760,715
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	18,500,000	18,657,491
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (d)	5,700,000	5,748,040
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (d)	7,800,000	7,908,924
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (d)	3,650,000	3,690,874
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (d)	9,100,000	9,378,211
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (d)	2,600,000	2,665,912
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	20,800,000	21,081,048
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (d)	10,550,000	10,573,598
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	8,800,000	8,851,151
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	23,950,000	23,938,025
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	2,472,328	2,479,313
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	7,647,321	7,427,308
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	9,600,000	9,669,014
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	7,243,000	7,297,274
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	36,200,000	36,394,358
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (d)	23,500,000	23,583,352
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	1,594,059	1,605,720
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,845,000	1,862,409
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (d)	3,181,550	3,167,069
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	22,054,175	22,478,875
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	8,630,000	8,778,541
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	16,550,000	16,561,242
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	2,483,000	2,525,397
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (d)	9,204,860	8,726,524
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (d)	3,723,470	3,727,233
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	306,563	306,730
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	589,959	591,379
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	17,761,000	17,970,041
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	7,800,000	7,936,996
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	33,100,000	33,133,610
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/2029	4,500,000	4,509,148
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	6,373,000	6,461,934
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	9,840,315	9,907,410
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	13,419,812	13,522,979
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (d)	62,511	61,620
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.5224% 8/25/2034 (b)(c)(f)	50,054	72,445
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	6,228,813	6,277,615
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (d)	22,189,000	22,440,275
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (d)	5,700,000	5,737,508
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (d)	3,000,000	2,944,746
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	2,983,470	2,985,312
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (d)	2,324,139	2,323,458
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (d)	12,300,000	12,373,451
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (d)	8,200,000	8,209,802
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	27,087,078	27,542,428
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	7,420,000	7,465,644
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,459,002	4,567,189
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	38,342,430	36,851,040
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	9,404,100	9,206,355
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	9,404,100	8,760,931
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	6,010,000	6,050,806
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	1,409,797	1,406,911
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	9,224,958	9,082,058
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (d)	5,988,282	5,993,671
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(d)	7,640,355	7,657,425
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (d)	20,575,435	20,631,837
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	11,300,000	11,342,018
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	14,300,000	14,392,751
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	12,884,704	12,307,341
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	464,719	426,640
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	4,645,000	4,592,071
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	3,269,000	3,109,635
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (d)	5,173,000	5,003,291
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	15,775,000	15,893,383
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	13,950,000	13,979,331
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (d)	26,622,644	26,687,827
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	8,985,000	9,083,940
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	10,923,114	11,221,309
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (d)	15,575,000	15,584,837
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (d)	25,652,765	25,736,793
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (d)	10,770,833	10,046,967
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	17,454,105	17,958,717
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	40,357,035	40,987,033
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	21,146,205	21,645,274
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	18,341,400	18,216,062
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	18,341,400	18,328,928
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	9,170,700	9,180,978
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (b)(c)	43,049	44,843
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (d)	12,400,000	12,654,403
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (d)	57,735,000	56,845,107
Toyota Auto Receivables Owner Trust Series 2023-A Class A4, 4.42% 8/15/2028	4,000,000	4,015,728
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	7,800,000	7,866,855
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (d)	1,148,627	1,154,267
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	2,720,005	2,721,758
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	17,100,000	17,248,257
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (d)	3,825,000	3,840,302
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	10,390,000	10,469,073
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (d)	7,800,000	7,986,149
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	7,500,000	7,606,186
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	4,603,894	4,629,529
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	1,236,000	1,239,376
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	1,500,000	1,501,823
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	18,383,535	18,662,083
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	9,150,618	9,271,169
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	15,848,654	16,028,915
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	21,492,043	21,659,925
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (d)	8,600,000	8,670,868
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	9,640,000	9,713,494
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	11,040,610	11,451,352
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	9,535,193	9,553,474
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	6,306,065	6,342,053
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	7,800,000	7,873,363
TOTAL UNITED STATES		2,106,589,509
TOTAL ASSET-BACKED SECURITIES (Cost $3,316,081,347)		3,347,677,356

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(c)(h)	1,182,008	1,117,659
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (b)(c)(h)	14,888	14,944
UNITED STATES - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (b)(c)(h)	145,000	145,574
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (b)(c)(h)	145,000	145,000
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (b)(c)(h)	1,685,503	1,688,874
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (b)(c)(h)	989,651	985,119
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(c)(h)	1,116,628	942,858
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(h)	610,425	610,425
		1,553,283
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (b)(c)(h)	1,231,817	1,230,438
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(c)(h)	626,819	606,842
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(c)(h)	635,608	610,712
		2,447,992
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(c)(h)	415,995	414,584
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(c)(h)	458,841	444,993
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(c)(h)	843,349	833,441
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2031 (b)(c)(h)	164,573	164,182
		1,442,616
TOTAL CONSUMER DISCRETIONARY		8,677,468

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(c)(h)(i)	510,000	497,571
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(c)(h)	1,072,472	1,072,473
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(h)	1,082,288	515,439
		1,587,912
Financials - 0.0%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(c)(h)	125,000	124,766
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 7/31/2031 (b)(c)(h)	656,704	655,200
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (b)(c)(h)	225,000	224,438
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(c)(h)	1,360,000	1,362,978
		2,242,616
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (b)(c)(h)	4,975	4,967
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (b)(c)(h)	1,030,311	1,025,963
		1,030,930
TOTAL FINANCIALS		3,398,312

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (b)(c)(h)	1,440,000	1,440,259
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(c)(h)(i)	635,000	627,063
		2,067,322
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(c)(h)	141,695	115,126
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(c)(h)	770,000	758,666
TOTAL HEALTH CARE		2,941,114

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(c)(h)	210,000	209,026
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (b)(c)(h)	794,000	790,117
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(c)(h)(i)	60,000	60,350
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(c)(h)	25,000	25,117
TOTAL INDUSTRIALS		1,084,610

Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(c)(h)	654,965	624,790
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	815,000	800,591
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(c)(h)	1,167,647	1,140,546
		2,565,927
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/11/2028 (b)(c)(h)	822,938	822,164
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/22/2032 (b)(c)(h)	200,000	205,500
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/9/2029 (b)(c)(h)	10,000	10,006
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(c)(h)	952,798	903,424
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(c)(h)(i)	505,000	507,278
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/31/2028 (b)(c)(h)	1,226,894	1,232,427
		3,680,799
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(c)(h)	540,000	537,975
TOTAL INFORMATION TECHNOLOGY		6,784,701

Materials - 0.0%
Chemicals - 0.0%
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(c)(h)	641,370	564,008
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(c)(h)	1,026,489	1,024,139
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(c)(h)	264,773	237,634
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(h)	883,735	869,648
		2,695,429
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (b)(c)(h)	1,207,576	1,205,910
TOTAL MATERIALS		3,901,339

Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (b)(c)(h)	60,000	60,048
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(c)(h)	535,527	539,099
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1805% 3/24/2028 (b)(c)(h)	368,126	367,732
		906,831
TOTAL UTILITIES		966,879

TOTAL UNITED STATES		29,985,480
TOTAL BANK LOAN OBLIGATIONS (Cost $31,576,310)		31,118,083

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	2,954,000	3,021,455
KeyBank NA/Cleveland OH 6.95% 2/1/2028	619,000	653,171
Regions Bank/Birmingham AL 6.45% 6/26/2037	5,877,000	6,352,059

TOTAL BANK NOTES (Cost $10,002,054)		10,026,685

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (d)	1,898,919	1,900,530
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	11,432,176	10,108,721
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (d)	1,524,803	1,355,990
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	11,246,276	10,503,173
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(g)	11,562,612	11,628,619
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (d)	624,773	583,262
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	14,413,839	13,271,212
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	4,956,516	4,939,076
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	8,106,468	7,973,972
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	4,208,604	4,186,186
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	2,306,191	2,266,458
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (d)	3,056,725	2,813,305
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	14,590,196	14,708,458
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(f)	556,406	56
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)	402,150	389,311
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)	9,809	9,747
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (d)	201,628	181,025
CSMC Trust Series 2021-RPL9 Class A1, 3.858% 2/25/2061 (b)(d)	2,679,395	2,819,025
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	10,360	10,519
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	9,325	9,392
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	15,896	16,199
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	11,272	11,476
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	15,718	16,013
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	6,122	6,213
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,467	2,560
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	7,129	7,396
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2629% 2/25/2032 (b)(c)	1,292	1,296
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/18/2032 (b)(c)	2,303	2,322
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(c)	2,479	2,497
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 10/25/2032 (b)(c)	2,886	2,907
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2129% 1/25/2032 (b)(c)	1,180	1,182
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (b)(j)	2,564	70
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (b)(j)	53,749	6,818
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (b)(j)	3,482	387
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (l)	6,643	5,777
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	9,192	9,361
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (b)(j)	67,912	4,846
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	192,115	199,555
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (b)(c)	1,412	1,492
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	131,288	133,129
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	24,540	25,253
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2171% 11/25/2036 (b)(j)	36,826	3,208
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (b)(j)	24,068	2,424
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (l)	29,047	26,086
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (l)	48,224	41,505
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (l)	5,344	4,425
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (b)(j)	14,293	1,350
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (b)(c)	14,374	19,660
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	14,867	20,083
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	2,675	3,074
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	66,501	64,018
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	564,704	559,271
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	55,277	57,085
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	219,889	219,020
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (j)	85	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	84,776	1,679
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	57,352	53,593
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	74,770	69,959
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7629% 1/25/2043 (b)(c)	384,867	376,483
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (j)	345	3
Fannie Mae Guaranteed REMIC Series 2013-100 Class PJ, 3% 3/25/2043	6,636,518	6,389,620
Fannie Mae Guaranteed REMIC Series 2013-123 Class PZ, 2.7% 3/25/2043	7,388,516	6,739,564
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (j)	1,193	5
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (b)(j)	63,694	7,392
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	164,834	162,318
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	4,603,486	4,274,961
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	351,439	50,406
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	415,301	397,108
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	9,789,542	8,499,305
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	186,505	26,496
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	7,283,871	6,669,176
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8129% 5/25/2047 (b)(c)	831,877	808,124
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,416,660	1,309,093
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7629% 5/25/2048 (b)(c)	444,076	429,732
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7629% 6/25/2048 (b)(c)	1,071,090	1,033,150
Fannie Mae Guaranteed REMIC Series 2019-23 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 5/25/2049 (b)(c)	6,988,067	6,843,485
Fannie Mae Guaranteed REMIC Series 2020-39 Class MG, 1.5% 6/25/2040	20,100,154	16,993,095
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	20,639,877	17,434,580
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	4,877,161	4,379,513
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	8,112,454	7,145,654
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	5,730,992	4,798,501
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	6,090,402	5,099,432
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	4,453,881	3,837,481
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	1,795,019	1,495,551
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	5,017,486	4,451,540
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	14,702,806	12,895,868
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	9,695,832	8,633,041
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	20,273,076	17,836,428
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	7,990,843	6,969,159
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	5,063,572	4,667,450
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	5,571,106	5,184,369
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	5,958,180	5,440,985
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	7,101,822	6,673,689
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,766,096	3,475,709
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	6,117,365	5,755,503
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	6,615,192	6,305,703
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	11,123,433	10,642,317
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	2,551,201	2,346,079
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	14,489,185	12,941,779
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	60,711,779	53,656,179
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	5,750,454	5,056,044
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	4,329,254	4,255,239
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	16,602,662	14,836,799
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (b)(c)	17,926,878	17,642,889
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (b)(c)	38,472,602	37,863,139
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	12,594,147	12,429,162
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	44,888,775	44,176,611
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	7,163,020	6,605,056
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	14,023,206	12,682,434
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	6,300,501	5,910,391
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.8984% 11/25/2053 (b)(c)	32,526,335	32,810,342
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(c)	20,354,542	20,520,308
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.8984% 11/25/2053 (b)(c)	46,238,265	46,639,767
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(c)	5,794,727	5,844,310
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(c)	27,932,313	28,161,140
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (b)(c)	7,883,073	7,934,492
Fannie Mae Guaranteed REMIC Series 2024-70 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 10/25/2054 (b)(c)	21,857,867	21,785,596
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(c)	45,654,845	45,710,554
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (b)(c)	11,281,688	11,288,721
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	994	1,012
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (l)	15,636	13,230
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (l)	24,444	20,743
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	41,172	1,481
Fannie Mae Mortgage pass-thru certificates Series 2020-59 Class MC, 1.5% 8/25/2040	22,726,285	19,184,409
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	22,912,783	22,955,243
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9484% 8/25/2054 (b)(c)	23,519,989	23,689,201
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	10,244,490	10,255,953
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	16,250,362	16,315,903
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	16,497,753	16,557,730
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	21,455,865	21,517,703
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	9,128,893	9,139,351
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,176,219	1,160,145
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	12,698,059	12,067,995
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	14,034,045	13,963,564
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	5,989,805	5,522,504
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (j)	12,230	1,722
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (j)	11,554	1,669
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(j)	9,762	1,722
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(j)	5,915	890
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	9,261	1,543
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(j)	5,371	936
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	53,295	8,543
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	1,226	1,240
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	2,477	2,516
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	8,921	9,074
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	626,375	617,246
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7572% 5/15/2048 (b)(c)	736,186	710,671
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	10,979,718	8,609,161
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	4,278,037	3,798,283
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	4,579,086	4,032,354
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	4,365,812	3,880,159
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	5,583,336	4,805,463
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,740	5,861
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	33,551	34,288
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	3,150	3,223
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	4,671	4,763
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	12,288	12,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	6,241	6,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,104	4,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,290	3,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	37,960	39,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7428% 11/15/2031 (b)(j)	1,499	73
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2572% 1/15/2032 (b)(c)	970	972
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	1,337	1,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(c)	1,261	1,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 6/15/2031 (b)(c)	2,041	2,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	692	695
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	12,048	12,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	12,825	13,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	28,738	29,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (j)	1,517	221
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	114,592	117,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	17,165	17,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	287,741	293,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	113,474	117,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	181,661	184,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	58,897	60,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (l)	1,139	1,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (b)(j)	18,306	1,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (l)	58,876	48,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (l)	8,527	7,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (l)	32,308	27,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (l)	36,096	30,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	60,249	63,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	239,788	246,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (b)(j)	81,163	7,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	16,316	16,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (b)(j)	59,891	6,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2037 (b)(c)	62,591	61,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	27,988	28,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3720 Class EB, 4% 9/15/2025	8,452	8,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	282,416	287,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	106,506	106,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	9,910,257	8,804,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	58,272	54,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	25,099	1,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (j)	4	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (j)	39	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	130,917	4,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	118,171	117,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	492,801	475,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8072% 8/15/2047 (b)(c)	409,218	397,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,513,729	2,046,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	12,389,988	11,493,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	7,522,052	7,075,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	6,219,497	5,246,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,495,021	2,260,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	3,083,041	2,585,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	2,333,764	1,973,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,545,893	1,193,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	3,259,892	2,840,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,088,786	3,511,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	4,517,371	3,836,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	4,426,719	3,801,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	4,386,631	3,727,607
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	4,336,730	3,794,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	29,106,576	25,533,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	5,720,590	5,152,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	38,540,248	34,279,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	4,030,908	3,535,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,922,036	3,439,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	3,798,965	3,419,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,289,104	2,883,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	6,721,101	5,802,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	21,529,824	19,235,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,289,119	2,883,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	2,881,883	2,596,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	13,628,309	12,353,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	7,497,285	6,947,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	3,142,640	2,883,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	3,093,316	2,791,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	5,399,976	4,858,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	9,816,393	8,660,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	9,043,323	8,368,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	9,043,323	8,368,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	7,227,411	6,795,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	4,115,597	3,923,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	17,082,770	16,199,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	5,420,561	5,464,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	9,818,886	9,781,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (b)(c)	9,376,486	9,367,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (b)(c)	15,998,784	16,161,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(c)	51,795,177	52,177,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	6,809,802	6,827,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (b)(c)	8,066,682	8,059,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	32,564,606	32,601,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	8,645,513	8,624,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	15,825,408	15,861,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	13,215,339	13,230,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 3/25/2055 (b)(c)	12,517,302	12,536,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (b)(c)	7,960,275	7,942,618
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	13,796	14,067
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,027	1,045
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	1,109	1,132
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	464	473
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,927	1,960
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (l)	18,301	15,186
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/2057	260,674	243,346
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA, 3.5% 8/25/2057	4,289,249	4,120,587
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class MA, 3.5% 3/25/2058	1,722,142	1,662,808
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1 Class MA, 3.5% 7/25/2058	2,973,957	2,844,273
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (d)	756,297	699,988
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7993% 5/20/2060 (b)(c)(k)	83,867	83,773
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(c)(k)	20,168	20,111
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(c)(k)	64,312	64,211
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(c)(k)	48,529	48,539
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(c)(k)	53,585	53,595
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(c)(k)	57,482	57,482
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(c)(k)	53,632	53,645
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(k)	57,839	57,845
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(k)	54,170	54,180
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(c)(k)	52,795	52,827
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9917% 9/20/2061 (b)(c)(k)	146,794	146,923
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(c)(k)	62,667	62,768
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(c)(k)	66,269	66,442
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(c)(k)	38,146	38,249
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(c)(k)	68,942	69,093
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(c)(k)	39,162	39,214
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(c)(k)	260	259
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 1/20/2064 (b)(c)(k)	30,953	31,008
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 12/20/2063 (b)(c)(k)	66,752	66,864
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 6/20/2064 (b)(c)(k)	48,682	48,695
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7217% 5/20/2063 (b)(c)(k)	2,618	2,607
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (k)	2,215	2,084
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6417% 4/20/2063 (b)(c)(k)	2,484	2,440
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.48% 5/20/2066 (b)(c)(k)	131,864	131,548
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(c)(k)	9,496	9,451
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	87,141	79,790
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(c)(k)	178,827	178,077
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	93,174	93,218
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (b)(j)	21,997	1,286
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (b)(j)	16,731	1,624
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (b)(j)	34,845	3,070
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	56,039	53,819
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	809,543	794,512
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	178,785	175,297
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0193% 3/20/2060 (b)(c)(k)	105,269	105,375
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	6,716	241
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (j)	15,927	1,872
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (b)(j)	69,304	7,113
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	288,706	284,402
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,454,736	1,322,936
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	557,802	520,866
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	948,239	869,211
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	756,672	689,497
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	239,173	221,376
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,436,323	2,174,097
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	795,620	720,999
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	641,012	583,322
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	808,372	754,180
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	729,837	685,465
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (b)(c)	1,665,572	1,639,477
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2647% 5/20/2065 (b)(k)	21,235	20,833
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	7,144,860	6,982,134
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(g)	2,857,799	2,799,660
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	11,150,354	11,235,016
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(d)	1,825,539	1,825,127
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	38,610,092	36,496,251
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	708,588	670,294
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	18,611,178	18,737,020
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (d)	6,538,925	6,591,083
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	2,841,445	2,679,152
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (d)	280,927	262,963
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	11,833,255	11,070,192
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	7,978,142	7,519,928
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (d)	4,849,494	4,650,869
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(g)	6,822,650	6,836,585
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (d)(g)	21,175,369	21,321,697
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (d)	28,674	26,992
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	963,679	955,944
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,212,202	1,192,627
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	8,472,411	8,233,489
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	4,477,110	4,481,123
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(g)	14,478,755	14,064,322
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (d)(g)	1,269,102	1,272,312
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	1,446,084	1,382,669
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/2053 (d)	4,797,705	4,732,260
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	8,885,917	8,916,247
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,851,733	3,786,978
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	7,578,140	7,429,511
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	5,827,552	5,730,050
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	19,524,580	19,000,104
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (d)(g)	1,108,362	1,086,238
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	1,874,548	1,761,100
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (d)	16,160,755	16,271,631
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	1,400	1,303
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.077% 9/25/2043 (b)(c)	36,101	34,951
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (d)	4,549,920	4,432,035
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (d)	565,560	542,615
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(d)	21,849,456	20,637,331
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	37,929,210	36,024,837
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	19,187,386	19,287,013
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (d)(g)	13,560,750	13,665,709
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.399% 9/25/2033 (b)	3,720	3,687
TOTAL UNITED STATES		1,759,528,779
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,748,550,986)		1,759,528,779

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.1%
3650r Commercial Mortgage Trust Series 2021-PF1 Class A1, 1.122% 11/15/2054	3,563,905	3,490,576
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	41,328,000	41,508,810
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	4,917,815	4,720,910
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	858,000	806,486
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	2,699,975	2,658,277
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	10,059,000	9,907,554
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	1,104,351	1,097,447
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	3,740,736	3,681,617
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	7,238,339	7,119,703
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	6,489,939	6,453,828
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	3,481,133	3,473,866
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	775,181	774,326
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,112,000	1,040,478
BANK Series 2019-BN21 Class ASB, 2.808% 10/17/2052	5,377,123	5,234,192
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,855,044	2,774,697
BANK Series 2020-BN25 Class XB, 0.5289% 1/15/2063 (b)(j)	30,600,000	555,063
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	20,445,841	19,684,315
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (b)(j)	101,973,069	4,110,759
BANK Series 2022-BNK44 Class A5, 5.9352% 11/15/2055 (b)	5,700,000	6,071,791
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	8,201,000	8,391,677
BANK Series 2024-BNK48 Class A5, 5.053% 10/15/2057	8,774,000	8,899,848
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	14,200,000	14,595,453
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.037% 11/25/2035 (b)(c)(d)	18,513	17,991
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 5.097% 11/25/2035 (b)(c)(d)	5,018	4,698
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.022% 1/25/2036 (b)(c)(d)	44,403	41,958
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.112% 1/25/2036 (b)(c)(d)	14,334	13,562
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 5.142% 1/25/2036 (b)(c)(d)	5,406	5,056
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 5.187% 1/25/2036 (b)(c)(d)	7,867	7,301
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.977% 4/25/2036 (b)(c)(d)	7,465	6,990
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 5.007% 4/25/2036 (b)(c)(d)	4,514	4,197
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 5.037% 4/25/2036 (b)(c)(d)	4,774	4,305
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.397% 4/25/2036 (b)(c)(d)	4,514	3,923
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.902% 7/25/2036 (b)(c)(d)	6,708	6,406
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.932% 7/25/2036 (b)(c)(d)	4,766	4,452
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 5.067% 7/25/2036 (b)(c)(d)	4,501	4,261
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 12/25/2036 (b)(c)(d)	96,178	90,918
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.872% 12/25/2036 (b)(c)(d)	7,730	7,445
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.947% 12/25/2036 (b)(c)(d)	5,239	5,227
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 3/25/2037 (b)(c)(d)	24,032	22,749
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.842% 7/25/2037 (b)(c)(d)	80,245	74,085
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.917% 7/25/2037 (b)(c)(d)	75,109	69,197
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.992% 7/25/2037 (b)(c)(d)	25,586	24,904
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 5.052% 7/25/2037 (b)(c)(d)	16,669	16,191
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 5.172% 7/25/2037 (b)(c)(d)(f)	25,116	21,784
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.872% 7/25/2037 (b)(c)(d)	25,628	24,071
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.902% 7/25/2037 (b)(c)(d)	13,595	12,748
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.947% 7/25/2037 (b)(c)(d)	14,505	13,470
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.992% 7/25/2037 (b)(c)(d)	23,416	21,881
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.187% 7/25/2037 (b)(c)(d)	36,816	34,370
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.337% 7/25/2037 (b)(c)(d)	24,546	26,073
BBCMS Mortgage Trust Series 2019-C3 Class ASB, 3.458% 5/15/2052	3,148,785	3,108,648
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	1,526,961	1,497,692
BBCMS Mortgage Trust Series 2021-C11 Class ASB, 2.108% 9/15/2054	2,000,000	1,879,297
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (b)	13,794,000	14,873,876
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	4,000,000	4,208,604
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 5.2775% 6/15/2038 (b)(c)(d)	4,207,067	3,804,309
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	1,675,224	1,661,602
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	1,556,665	1,544,592
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,260,000	1,247,289
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	4,700,000	4,642,014
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	888,240	885,232
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	3,112,512	3,120,443
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	15,369,000	15,148,567
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,683,000	2,609,621
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	6,537,768	6,457,993
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2011% 8/15/2052 (b)(j)	76,619,271	2,065,165
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	12,263,000	11,571,390
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (b)(j)	118,691,978	2,424,794
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4938% 3/15/2053 (b)(j)	25,273,544	1,075,748
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.8531% 7/15/2053 (b)(j)	16,258,359	867,870
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.7812% 9/15/2053 (b)(j)	9,770,523	485,368
Benchmark Mortgage Trust Series 2020-B21 Class AAB, 1.7975% 12/17/2053	7,966,000	7,546,092
Benchmark Mortgage Trust Series 2021-B23 Class AAB, 1.766% 2/15/2054	3,513,000	3,300,378
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3493% 7/15/2054 (b)(j)	34,472,394	1,761,705
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	3,205,000	2,848,724
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	15,300,000	15,932,360
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	21,008,136	20,786,551
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	17,920,503	17,954,104
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9854% 9/15/2056 (b)(j)	221,635,566	11,402,330
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	5,100,000	5,346,305
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	13,690,000	14,301,677
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (b)	36,150,000	37,946,456
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	19,211,000	19,247,021
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	7,175,000	7,195,180
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)	3,540,000	3,549,956
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(d)	13,519,000	13,761,574
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	75,589,123	75,683,526
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8785% 6/15/2038 (b)(c)(d)	1,315,107	1,314,696
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2785% 6/15/2038 (b)(c)(d)	4,945,678	4,944,132
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	11,915,431	11,919,155
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(d)	34,270,391	34,356,067
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	6,654,469	6,612,878
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)	4,437,000	4,384,311
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)	2,933,000	2,889,004
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)	3,079,000	3,025,118
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (b)(d)	5,286,000	4,916,059
BX Commercial Mortgage Trust Series 2020-VIV4 Class A, 2.843% 3/9/2044 (d)	8,497,000	7,857,018
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	33,219,512	33,198,836
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	9,701,000	9,670,755
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	10,186,000	10,147,892
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)	3,579,000	3,565,610
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)	11,390,000	11,347,387
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	6,405,645	6,405,645
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	7,546,700	7,541,984
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	5,089,000	5,084,229
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3239% 2/15/2039 (b)(c)(d)	5,089,000	5,082,645
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	18,464,435	18,499,056
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	3,586,488	3,593,213
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)	1,943,248	1,947,499
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	22,700,000	23,382,407
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	17,364,437	17,413,241
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	35,367,883	35,445,250
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	8,702,000	8,712,878
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	43,944,767	44,054,629
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	6,423,977	6,438,029
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)	5,364,976	5,376,712
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	73,811,125	73,718,891
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	6,556,429	6,528,190
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	7,832,452	7,795,738
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	1,328,867	1,328,451
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7275% 11/15/2038 (b)(c)(d)	2,451,874	2,450,342
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	4,415,129	4,412,370
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	12,055,000	12,051,233
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	1,711,367	1,710,832
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(f)	35,148,590	35,137,606
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 5.166% 10/15/2038 (b)(c)(d)	7,731,720	7,729,304
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	8,004,500	8,009,503
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	2,241,400	2,244,902
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	1,512,000	1,514,835
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	59,025,364	59,117,591
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	4,093,749	4,105,263
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	10,427,576	10,443,869
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	13,549,101	13,574,506
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	29,530,000	29,534,607
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	580,075	574,130
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	17,950,000	17,554,468
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	308,814	306,242
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	7,381,175	7,308,464
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	20,956,000	21,225,553
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (d)	258,988,000	1,921,095
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	28,230,948	24,438,693
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)	10,001,142	8,484,672
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	15,325,394	12,805,098
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4, 3.283% 5/10/2058	5,376,000	5,342,215
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	8,445,777	8,313,095
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	19,302,898	18,906,104
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	761,274	745,891
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	2,800,000	2,752,733
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8379% 9/10/2058 (b)(j)	235,480	7
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class AAB, 3.098% 4/10/2049	1,246	1,243
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6857% 12/10/2049 (b)(j)	1,134,265	5,209
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	2,615,121	2,599,927
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	9,335,374	8,846,105
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1594% 8/10/2056 (b)(j)	18,910,628	568,828
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	992,990	958,879
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	4,969,000	4,887,823
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	423,804	420,028
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,836,000	3,836,857
Computershare Corporate Trust Series 2018-C48 Class ASB, 4.245% 1/15/2052	4,500,277	4,497,498
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	2,625,000	2,598,100
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	6,062,148	5,832,126
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,597,469	1,582,729
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	9,373,000	9,635,121
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	65,589,508	65,548,515
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(c)(d)	29,527,965	29,500,282
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)	7,260,000	7,432,244
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	8,289,426	8,286,838
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	3,590,780	3,589,659
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	4,731,831	4,730,353
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	18,706,092	18,700,248
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.4661% 7/25/2028 (b)	968,542	954,965
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	62,600,000	63,565,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	22,791,327	22,621,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	6,124,002	6,065,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	6,723,000	6,625,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	21,500,000	21,212,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	12,196,373	12,011,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	27,454,000	27,079,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	13,265,000	13,074,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	28,327,000	28,007,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	22,090,000	21,798,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	51,490,000	51,069,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	9,900,000	9,883,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	33,650,000	33,549,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	7,532,000	7,523,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	9,405,000	9,431,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	4,600,000	4,587,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,125,000	1,118,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	19,600,000	18,655,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	3,140,000	2,970,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	55,000,000	48,952,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	14,050,000	14,233,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	9,785,000	9,862,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	7,513,000	7,575,261
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(d)	4,083,621	3,994,382
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 4.0061% 7/10/2046 (b)(d)	1,181,599	1,163,899
GS Mortgage Securities Trust Series 2015-GC30 Class AS, 3.777% 5/10/2050	152,320	148,893
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	3,972,643	3,923,291
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	15,685,681	15,332,766
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	5,912,000	5,808,759
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	1,093,062	1,085,622
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	1,000,000	948,094
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	5,624,160	5,455,105
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	24,827,106	24,811,654
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)	1,654,000	1,645,749
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	1,363,000	1,356,185
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (b)(d)	1,750,000	1,734,641
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)	14,619,000	14,351,197
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	335,524	332,733
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	1,754,829	1,743,019
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	4,735,501	4,718,441
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	2,872,000	2,596,605
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,500,000	1,266,018
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class A4, 2.8218% 8/15/2049	2,950,000	2,906,718
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.767% 7/5/2031 (b)(d)(f)	1,846,000	803,675
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	1,167,147	1,108,790
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	767,000	559,910
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(f)	1,370,000	780,900
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	2,806,374	2,750,388
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)	24,200,000	22,047,291
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	4,874,074	4,775,300
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	41,080,997	39,951,270
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	22,757,000	21,260,748
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	8,790,000	8,031,863
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	8,790,000	7,991,419
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)	217,658	216,706
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8775% 3/15/2038 (b)(c)(d)	1,983,800	1,971,401
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	1,733,200	1,718,035
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)	2,433,064	2,433,064
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	11,210,236	11,210,236
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	6,192,000	6,191,998
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	4,258,553	4,239,212
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	15,100,000	14,831,714
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	6,535,495	6,407,191
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.261% 8/15/2033 (b)(c)(d)	134,441	109,837
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,191,000	4,180,191
Morgan Stanley Capital I Trust Series 2019-H6 Class A4, 3.417% 6/15/2052	4,961,000	4,795,356
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	17,904,493	17,439,913
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 12/15/2036 (b)(c)(d)	9,700,000	7,348,024
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (b)(j)	26,750,152	1,075,650
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	39,451,088	38,897,578
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2523% 12/15/2056 (b)(d)(j)	12,148,000	2,312,288
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	8,244,529	7,910,777
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.861% 12/15/2035 (b)(c)(d)	20,822,000	20,566,487
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	1,308,698	1,309,515
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	9,703,200	9,709,258
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	11,700,000	11,714,637
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/2041 (b)(d)(j)	213,942,750	2,570,629
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)	4,954,000	4,879,938
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)	2,576,000	2,524,651
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	40,908,730	40,895,946
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	21,261,276	21,254,632
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)	5,225,983	5,224,350
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	3,607,019	3,605,892
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	33,555,000	33,555,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	8,710,000	8,709,985
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	5,436,000	5,449,552
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	988,437	965,773
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	962,341	951,271
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	429,593	425,970
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (b)(j)	25,117,560	470,060
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	673,828	671,780
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	1,283,953	1,280,333
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	9,714,061	9,520,779
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	9,556,228	9,307,230
UBS Commercial Mortgage Trust Series 2019-C18 Class ASB, 2.9872% 12/15/2052	3,417,159	3,342,420
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	14,678,994	12,559,176
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	470,000	383,164
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	58,746,457	1,087,650
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3, 3.294% 1/15/2059	1,602,196	1,596,053
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8976% 1/15/2059 (b)(c)	1,986,724	1,989,022
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	11,005,000	10,834,636
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.5276% 7/15/2048 (b)(c)(d)	5,200,000	5,202,911
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	3,091,762	3,057,936
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	16,050,081	15,870,444
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class ASB, 3.395% 10/15/2050	389,820	386,533
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	64,897	64,315
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9783% 12/15/2050 (b)(j)	1,272,752	19,781
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	120,783	120,334
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class A5, 4.212% 5/15/2051	4,285,000	4,256,082
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class ASB, 4.167% 5/15/2051	532,908	531,590
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (b)(j)	27,594,691	491,103
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	5,585,235	5,601,550
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class ASB, 3.933% 3/15/2052	5,792,348	5,768,457
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	3,618,400	3,575,689
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	3,829,000	3,605,059
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	2,390,000	2,271,496
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	1,580,543	1,547,170
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.9595% 12/15/2052 (b)(j)	57,420,255	1,732,662
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	726,222	704,726
Wells Fargo Commercial Mortgage Trust Series 2020-C56 Class ASB, 2.422% 6/15/2053	2,066,178	1,982,816
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	4,475,000	4,225,934
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	16,435,000	16,392,637
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	11,703,000	12,287,214
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	7,200,000	7,211,157
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6537% 10/15/2041 (b)(c)(d)	3,750,000	3,763,352
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	8,200,000	8,185,361
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	20,000,000	19,986,174
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.3459% 5/15/2058 (b)(j)	15,993,506	735,852
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.7388% 5/15/2058 (b)(j)	40,000,000	949,836
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(d)	8,466,000	8,502,847
TOTAL UNITED STATES		2,584,149,364
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,585,759,727)		2,584,149,364

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	6,213	15,284
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(m)	22,175	268,318
Cano Health LLC warrants (f)(m)	681	2,335
		270,653
TOTAL UNITED STATES		285,937
TOTAL COMMON STOCKS (Cost $495,885)		285,937

Fixed-Income Funds - 48.3%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (n)	141,846,242	1,296,474,653
Fidelity Advisor New Markets Income Fund - Class Z (n)	125,233,480	1,665,605,285
Fidelity Advisor Real Estate Income Fund - Class Z (n)	131,266,398	1,608,013,381
Fidelity SAI Enhanced Core Bond Fund (n)	134,676,086	1,354,841,423
Fidelity SAI High Income Fund (n)	49,896,970	472,025,333
Fidelity SAI Inflation-Protected Bond Index Fund (n)	53,937,515	557,713,908
Fidelity SAI Intermediate Treasury Bond Index Fund (n)	382,861,689	3,794,159,339
Fidelity SAI International Credit Fund (n)	160,379,084	1,735,301,687
Fidelity SAI Long-Term Treasury Bond Index Fund (n)	343,504,809	2,280,871,930
Fidelity SAI Municipal Income Fund (n)	15,991,275	154,315,805
Fidelity SAI Short-Term Treasury Bond Index Fund (n)	35,861,718	362,203,348
Fidelity SAI Total Bond Fund (n)	2,016,899,234	18,394,121,017
Fidelity SAI U.S. Treasury Bond Index Fund (n)	627,712,512	5,567,809,977
Fidelity Sustainability Bond Index Fund (n)	2,658,508	24,857,049
Fidelity U.S. Bond Index Fund (n)	136,610,576	1,430,312,734
TOTAL FIXED-INCOME FUNDS (Cost $42,776,069,710)		40,698,626,869

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	580,000	384,660
Canadian Government 1.5% 6/1/2031	CAD	455,000	304,800
Canadian Government 2.75% 6/1/2033	CAD	690,000	486,097
Canadian Government 3% 6/1/2034	CAD	435,000	309,348
Canadian Government 3.25% 12/1/2033	CAD	5,700,000	4,145,767
TOTAL CANADA			5,630,672
COLOMBIA - 0.0%
Colombian Republic 7.375% 4/25/2030		14,080,000	14,896,640
Colombian Republic 8% 11/14/2035		4,590,000	4,825,238
Colombian Republic 8.5% 4/25/2035		15,780,000	17,152,860
Colombian Republic 8.75% 11/14/2053		6,175,000	6,533,150
TOTAL COLOMBIA			43,407,888
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (o)	EUR	95,000	113,197
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	170,000,000	1,094,823
MEXICO - 0.0%
United Mexican States 3.25% 4/16/2030		1,247,000	1,165,840
United Mexican States 3.5% 2/12/2034		1,035,000	883,113
United Mexican States 4.5% 4/22/2029		3,114,000	3,102,323
United Mexican States 6% 5/13/2030		3,370,000	3,523,335
TOTAL MEXICO			8,674,611
MULTI-NATIONAL - 0.0%
European Union 0.75% 4/4/2031 (o)	EUR	561,000	595,923
European Union 2.5% 12/4/2031 (o)	EUR	480,000	555,242
European Union 3.375% 12/12/2035 (o)	EUR	340,000	404,092
European Union 4% 4/4/2044 (o)	EUR	1,980,000	2,369,448
TOTAL MULTI-NATIONAL			3,924,705
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (o)	EUR	275,000	272,659
Romanian Republic 5.875% 7/11/2032 (o)	EUR	1,125,000	1,344,935
Romanian Republic 6.375% 9/18/2033 (o)	EUR	800,000	983,306
TOTAL ROMANIA			2,600,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,369,699)			65,446,796

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	190,000	228,059
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	15,640,000	15,474,415
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	870,000	1,086,659
TOTAL MUNICIPAL SECURITIES (Cost $16,930,558)		16,789,133

Non-Convertible Corporate Bonds - 12.0%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)		285,000	288,679
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		4,532,000	4,100,297
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		3,723,000	3,578,713
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)		16,472,000	15,471,991
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(o)	EUR	1,000,000	1,169,233
Westpac Banking Corp 4.11% 7/24/2034 (b)		5,791,000	5,668,011
Westpac Banking Corp 5.405% 8/10/2033 (b)		12,205,000	12,468,469
			42,456,714
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (o)	EUR	1,075,000	1,171,767
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(o)	GBP	1,405,000	1,757,664
TOTAL FINANCIALS			45,386,145

Materials - 0.0%
Metals & Mining - 0.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)		350,000	332,805
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (d)		790,000	782,779
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (d)		160,000	164,213
Glencore Funding LLC 5.186% 4/1/2030 (d)		4,520,000	4,645,776
Glencore Funding LLC 6.125% 10/6/2028 (d)		2,000,000	2,100,346
Glencore Funding LLC 6.375% 10/6/2030 (d)		5,000,000	5,390,450
Mineral Resources Ltd 8% 11/1/2027 (d)		2,075,000	2,111,991
			15,528,360
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,430,000	996,919
TOTAL AUSTRALIA			61,911,424
AUSTRIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (o)	EUR	275,000	326,456
BELGIUM - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (o)	EUR	1,500,000	1,768,696
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (o)	EUR	1,400,000	1,677,488
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.932% 10/16/2030 (b)(d)		22,400,000	22,800,442
KBC Group NV 5.796% 1/19/2029 (b)(d)		6,314,000	6,525,662
KBC Group NV 6.324% 9/21/2034 (b)(d)		9,860,000	10,677,198
			40,003,302
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (o)	EUR	1,300,000	1,520,109
TOTAL BELGIUM			44,969,595
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (d)		1,040,000	1,014,000
Vale Overseas Ltd 6.4% 6/28/2054		11,975,000	11,921,113

TOTAL BRAZIL			12,935,113
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		330,000	335,720
TELUS Corp 7% 10/15/2055 (b)		495,000	507,960
			843,680
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027		2,876,000	2,829,780
Rogers Communications Inc 3.8% 3/15/2032		7,438,000	6,979,908
Rogers Communications Inc 4.55% 3/15/2052		9,856,000	7,937,577
			17,747,265
TOTAL COMMUNICATION SERVICES			18,590,945

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,325,000	1,238,900
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,190,000	2,243,129
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		400,000	402,900
			3,884,929
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (d)		3,940,000	3,721,660
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		465,000	345,262
TOTAL CONSUMER STAPLES			4,066,922

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		8,571,000	7,990,370
Canadian Natural Resources Ltd 5% 12/15/2029 (d)		7,200,000	7,339,234
Canadian Natural Resources Ltd 5.85% 2/1/2035		296,000	303,712
Canadian Natural Resources Ltd 6.25% 3/15/2038		8,834,000	9,248,447
Canadian Natural Resources Ltd 6.5% 2/15/2037		6,400,000	6,820,218
Cenovus Energy Inc 2.65% 1/15/2032		768,000	674,134
Cenovus Energy Inc 3.75% 2/15/2052		2,379,000	1,616,477
Cenovus Energy Inc 4.25% 4/15/2027		5,693,000	5,689,106
Cenovus Energy Inc 5.25% 6/15/2037		657,000	625,861
Cenovus Energy Inc 5.4% 6/15/2047		1,485,000	1,323,385
Cenovus Energy Inc 6.75% 11/15/2039		3,025,000	3,277,040
Enbridge Inc 4.25% 12/1/2026		1,500,000	1,500,182
Enbridge Inc 4.9% 6/20/2030		7,571,000	7,729,101
Enbridge Inc 5.55% 6/20/2035		9,900,000	10,082,257
Enbridge Inc 5.7% 3/8/2033		8,000,000	8,345,552
Enbridge Inc 5.95% 4/5/2054		12,809,000	12,635,617
Enbridge Inc 6% 11/15/2028		6,027,000	6,350,971
Enbridge Inc 6.7% 11/15/2053		2,200,000	2,369,410
Enbridge Inc 7.2% 6/27/2054 (b)		5,400,000	5,615,201
Parkland Corp 6.625% 8/15/2032 (d)		1,120,000	1,153,518
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		157,000	164,095
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		8,200,000	8,270,301
			109,124,189
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(o)	EUR	3,700,000	4,327,334
Bank of Nova Scotia/The 4.5% 12/16/2025		2,207,000	2,207,562
Bank of Nova Scotia/The 5.13% 2/14/2031 (b)		3,300,000	3,394,744
Canadian Imperial Bank of Commerce 3.6% 4/7/2032		5,114,000	4,815,997
Canadian Imperial Bank of Commerce 6.092% 10/3/2033		11,192,000	12,081,585
Royal Bank of Canada 3.125% 9/27/2031 (b)(o)	EUR	1,440,000	1,685,037
Toronto Dominion Bank 2.8% 3/10/2027		2,626,000	2,577,119
			31,089,378
Insurance - 0.0%
Empower Finance 2020 LP 1.357% 9/17/2027 (d)		1,474,000	1,390,014
Empower Finance 2020 LP 3.075% 9/17/2051 (d)		3,522,000	2,208,035
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		3,434,000	3,226,879
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (d)		7,000,000	7,148,999
Fairfax Financial Holdings Ltd 6.5% 5/20/2055 (d)		5,000,000	5,145,631
Intact Financial Corp 5.459% 9/22/2032 (d)		7,368,000	7,532,618
			26,652,176
TOTAL FINANCIALS			57,741,554

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		1,970,000	2,053,632
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		215,000	230,630
TOTAL INDUSTRIALS			2,284,262

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		1,975,000	1,861,710
Open Text Corp 3.875% 2/15/2028 (d)		420,000	408,240
			2,269,950
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		820,000	816,355
Methanex Corp 5.25% 12/15/2029		90,000	89,415
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		204,000	204,515
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		970,000	1,016,115
			2,126,400
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		410,000	409,713
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		1,020,000	1,047,457
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		410,000	427,891
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		620,000	615,746
New Gold Inc 6.875% 4/1/2032 (d)		405,000	422,159
			2,513,253
TOTAL MATERIALS			5,049,366

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		7,893,000	7,024,410
Emera US Finance LP 3.55% 6/15/2026		9,123,000	9,046,622
Emera US Finance LP 4.75% 6/15/2046		5,449,000	4,540,746
TransAlta Corp 6.5% 3/15/2040		515,000	506,451
			21,118,229
TOTAL CANADA			224,130,346
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031		2,350,000	2,111,193
Alibaba Group Holding Ltd 2.7% 2/9/2041		12,255,000	8,867,841

TOTAL CHINA			10,979,034
COLOMBIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		1,180,000	1,082,650
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		205,000	211,228

TOTAL COLOMBIA			1,293,878
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		495,000	501,278
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (o)	EUR	400,000	386,581
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (o)	EUR	925,000	1,079,446
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (o)	EUR	425,000	517,331
TOTAL CONSUMER STAPLES			1,596,777

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(o)	EUR	2,840,000	3,423,738
Jyske Bank A/S 5.125% 5/1/2035 (b)(o)	EUR	665,000	822,525
			4,246,263
TOTAL DENMARK			5,843,040
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		435,000	453,432
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (o)	EUR	300,000	358,897
Citycon Treasury BV 5.375% 7/8/2031 (o)	EUR	300,000	361,579
			720,476
TOTAL FINLAND			1,173,908
FRANCE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (d)		1,325,000	1,132,875
Maya SAS/Paris France 7% 4/15/2032 (d)		405,000	416,581
			1,549,456
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (o)	EUR	900,000	1,049,257
TOTAL COMMUNICATION SERVICES			2,598,713

Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(o)	EUR	400,000	473,680
RCI Banque SA 5.5% 10/9/2034 (b)(o)	EUR	600,000	736,892
			1,210,572
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		975,000	1,035,341
Viridien 10% 10/15/2030 (d)		460,000	459,692
			1,495,033
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)		7,967,000	7,873,960
BNP Paribas SA 1.904% 9/30/2028 (b)(d)		7,317,000	6,950,087
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		7,271,000	6,804,073
BNP Paribas SA 2.591% 1/20/2028 (b)(d)		2,740,000	2,673,767
BNP Paribas SA 3.945% 2/18/2037 (b)(o)	EUR	2,600,000	3,016,320
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		28,396,000	29,588,117
BPCE SA 2.277% 1/20/2032 (b)(d)		7,519,000	6,603,698
BPCE SA 3.116% 10/19/2032 (b)(d)		6,103,000	5,390,941
BPCE SA 4.875% 4/1/2026 (d)		7,383,000	7,389,998
BPCE SA 5.716% 1/18/2030 (b)(d)		750,000	774,946
BPCE SA 7.003% 10/19/2034 (b)(d)		1,150,000	1,269,610
Credit Agricole SA 6.251% 1/10/2035 (b)(d)		8,000,000	8,357,862
Societe Generale SA 1.488% 12/14/2026 (b)(d)		18,551,000	18,381,794
Societe Generale SA 1.792% 6/9/2027 (b)(d)		2,160,000	2,114,260
Societe Generale SA 4.677% 6/15/2027 (d)		4,831,000	4,871,660
Societe Generale SA 5.5% 4/13/2029 (b)(d)		24,956,000	25,508,536
Societe Generale SA 5.634% 1/19/2030 (b)(d)		7,780,000	8,009,722
Societe Generale SA 6.446% 1/10/2029 (b)(d)		6,850,000	7,123,950
Societe Generale SA 6.691% 1/10/2034 (b)(d)		550,000	591,914
			153,295,215
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (o)	EUR	700,000	750,918
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (o)	GBP	1,500,000	1,949,990
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (o)	EUR	800,000	943,852
Engie SA 4.25% 9/6/2034 (o)	EUR	600,000	730,972
Veolia Environnement SA 3.324% 6/17/2032 (o)	EUR	2,200,000	2,567,481
			4,242,305
TOTAL UTILITIES			6,192,295

TOTAL FRANCE			165,542,746
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (o)	EUR	500,000	578,222
Schaeffler AG 4.75% 8/14/2029 (o)	EUR	800,000	963,975
Schaeffler AG 5.375% 4/1/2031 (o)	EUR	400,000	487,072
ZF Europe Finance BV 4.75% 1/31/2029 (o)	EUR	1,500,000	1,703,744
ZF Europe Finance BV 7% 6/12/2030 (o)	EUR	400,000	477,785
ZF North America Capital Inc 6.75% 4/23/2030 (d)		640,000	623,793
ZF North America Capital Inc 6.875% 4/14/2028 (d)		630,000	638,130
ZF North America Capital Inc 6.875% 4/23/2032 (d)		220,000	210,958
			5,683,679
Automobiles - 0.0%
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (d)		4,238,000	4,206,302
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (d)		3,394,000	3,384,554
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (d)		8,400,000	8,496,402
Volkswagen International Finance NV 4.125% 9/2/2035 (o)	EUR	700,000	820,610
			16,907,868
TOTAL CONSUMER DISCRETIONARY			22,591,547

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (o)	EUR	675,000	815,813
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(o)	EUR	800,000	947,102
Commerzbank AG 4.875% 10/16/2034 (b)(o)	EUR	900,000	1,101,432
Commerzbank AG 8.625% 2/28/2033 (b)(o)	GBP	200,000	290,291
Volkswagen Bank GmbH 3.5% 6/19/2031 (o)	EUR	700,000	818,382
			3,157,207
Capital Markets - 0.1%
Deutsche Bank AG 6.125% 12/12/2030 (b)(o)	GBP	1,900,000	2,662,092
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (b)		3,386,000	3,366,765
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)		27,513,000	26,837,358
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)		4,028,000	3,675,704
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		10,000,000	9,381,710
Deutsche Bank AG/New York NY 4.1% 1/13/2026		8,332,000	8,314,611
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)		8,600,000	8,670,711
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)		5,700,000	5,828,774
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (b)		11,000,000	11,204,558
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (b)		11,860,000	12,128,158
			92,070,441
Financial Services - 0.0%
KfW 0.125% 1/9/2032 (o)	EUR	1,205,000	1,209,216
KfW 0.75% 1/15/2029 (o)	EUR	1,485,000	1,655,756
KfW 1.375% 6/7/2032 (o)	EUR	375,000	404,913
KfW 3.25% 3/24/2031 (o)	EUR	4,460,000	5,426,094
			8,695,979
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (b)(d)		7,200,000	7,316,647
TOTAL FINANCIALS			111,240,274

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)		6,803,000	6,776,859
Bayer US Finance II LLC 4.875% 6/25/2048 (d)		5,321,000	4,369,633
Bayer US Finance LLC 6.25% 1/21/2029 (d)		5,290,000	5,566,530
Bayer US Finance LLC 6.375% 11/21/2030 (d)		1,480,000	1,588,246
Bayer US Finance LLC 6.5% 11/21/2033 (d)		11,585,000	12,415,856
Bayer US Finance LLC 6.875% 11/21/2053 (d)		16,200,000	17,143,634
			47,860,758
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (f)	EUR	100,000	116,990
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (f)	EUR	100,000	116,990
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (f)	EUR	100,000	116,990
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (f)	EUR	100,000	116,990
Accentro Real Estate AG 5.625% 2/13/2026 (g)(o)	EUR	1,314,000	599,527
Deutsche EuroShop AG 4.5% 10/15/2030 (o)	EUR	400,000	467,461
LEG Immobilien SE 3.875% 1/20/2035 (o)	EUR	500,000	575,396
Sirius Real Estate Ltd 4% 1/22/2032 (o)	EUR	800,000	927,488
			3,037,832
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (o)	EUR	1,400,000	1,647,781
Amprion GmbH 3.625% 5/21/2031 (o)	EUR	300,000	359,630
Amprion GmbH 3.875% 6/5/2036 (o)	EUR	900,000	1,051,732
EnBW International Finance BV 3.5% 7/22/2031 (o)	EUR	1,198,000	1,438,689
EnBW International Finance BV 3.75% 11/20/2035 (o)	EUR	1,525,000	1,784,657
			6,282,489
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		1,581,000	1,649,714
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (o)	EUR	543,000	639,913
TOTAL UTILITIES			8,572,116

TOTAL GERMANY			194,118,340
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		1,210,000	1,244,964
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		6,466,000	6,016,646
Millicom International Cellular SA 5.125% 1/15/2028 (d)		801,000	794,742

TOTAL GUATEMALA			6,811,388
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(o)	EUR	705,000	771,578
AIA Group Ltd 3.9% 4/6/2028 (d)		2,931,000	2,921,681
AIA Group Ltd 5.375% 4/5/2034 (d)		4,500,000	4,658,749
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(o)		3,700,000	3,513,768

TOTAL HONG KONG			11,865,776
IRELAND - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		1,460,000	1,486,586
Financials - 0.2%
Banks - 0.0%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)		6,500,000	6,750,936
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026		16,619,000	16,428,729
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		14,854,000	14,549,787
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		31,806,000	30,601,337
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		15,939,000	14,592,653
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		2,691,000	2,391,900
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041		4,396,000	3,539,552
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		4,254,000	4,250,317
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034		8,350,000	8,236,396
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		5,200,000	5,320,421
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		16,700,000	17,321,167
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,800,000	4,904,973
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030		10,400,000	11,148,923
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,866,000	1,926,252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,225,000	1,260,168
			136,472,575
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		1,065,000	1,075,610
GGAM Finance Ltd 6.875% 4/15/2029 (d)		545,000	564,077
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,335,000	1,339,582
GGAM Finance Ltd 8% 2/15/2027 (d)		390,000	400,022
			3,379,291
TOTAL FINANCIALS			146,602,802

Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (d)		6,000,000	6,210,326
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (d)		11,688,000	11,472,726
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		7,747,000	7,733,818
Avolon Holdings Funding Ltd 4.9% 10/10/2030 (d)		10,000,000	10,052,432
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)		10,100,000	10,200,759
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		14,620,000	14,867,424
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		15,782,000	16,193,437
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		1,754,000	1,756,840
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (d)		6,000,000	6,230,832
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)		14,000,000	14,488,036
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		28,614,000	29,927,319
			122,923,623
TOTAL INDUSTRIALS			129,133,949

Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034		10,500,000	10,777,158
Smurfit Westrock Financing DAC 5.418% 1/15/2035		6,624,000	6,744,420
			17,521,578
TOTAL IRELAND			294,744,915
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean PLC 6.5% 4/30/2027 (d)		1,620,000	1,602,059
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		200,000	205,664
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,050,000	1,073,223
			1,278,887
TOTAL ISRAEL			2,880,946
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		17,320,000	16,209,612
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		94,108,000	94,318,409
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		805,000	879,365
UniCredit SpA 1.982% 6/3/2027 (b)(d)		6,165,000	6,052,343
			117,459,729
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.125% 6/26/2029 (d)		9,300,000	9,532,248
Enel Finance International NV 5.5% 6/26/2034 (d)		9,385,000	9,628,092
Enel Finance International NV 7.5% 10/14/2032 (d)		1,105,000	1,267,674
Enel SpA 3.375% (b)(o)(p)	EUR	671,000	787,102
			21,215,116
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		977,000	1,001,240
TOTAL UTILITIES			22,216,356

TOTAL ITALY			139,676,085
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 1.591% 4/3/2028 (d)		3,586,000	3,361,699
NTT Finance Corp 3.678% 7/16/2033 (o)	EUR	600,000	710,626
NTT Finance Corp 4.567% 7/16/2027 (d)		3,278,000	3,298,791
NTT Finance Corp 4.62% 7/16/2028 (d)		3,778,000	3,818,312
NTT Finance Corp 4.876% 7/16/2030 (d)		9,993,000	10,147,269
NTT Finance Corp 5.171% 7/16/2032 (d)		16,350,000	16,658,390
NTT Finance Corp 5.502% 7/16/2035 (d)		6,100,000	6,249,865
			44,244,952
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (d)		4,109,000	4,180,532
Japan Tobacco Inc 5.21% 6/15/2030 (d)		10,408,000	10,808,781
Japan Tobacco Inc 5.856% 6/15/2035 (d)		8,260,000	8,723,392
			23,712,705
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)		3,276,000	3,196,112
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (b)		4,211,000	4,090,349
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)		4,690,000	4,763,009
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (b)		6,000,000	6,191,474
Mizuho Financial Group Inc 1.234% 5/22/2027 (b)		5,448,000	5,327,815
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)		2,200,000	2,149,264
Mizuho Financial Group Inc 4.254% 9/11/2029 (b)		1,035,000	1,036,197
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)		20,356,000	20,590,218
Mizuho Financial Group Inc 5.323% 7/8/2036 (b)		10,000,000	10,155,353
			57,499,791
TOTAL JAPAN			125,457,448
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	6,558,500	2,071,471
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	400,000	484,798
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (o)	EUR	2,271,000	2,538,444
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (o)	EUR	450,000	555,915
Logicor Financing Sarl 0.875% 1/14/2031 (o)	EUR	600,000	609,438
Logicor Financing Sarl 3.75% 7/14/2032 (o)	EUR	800,000	927,055
Logicor Financing Sarl 4.25% 7/18/2029 (o)	EUR	1,200,000	1,451,827
P3 Group Sarl 4% 4/19/2032 (o)	EUR	800,000	942,997
			7,025,676
TOTAL REAL ESTATE			7,510,474

TOTAL LUXEMBOURG			9,581,945
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 4.5% 1/23/2026		4,359,000	4,326,090
Petroleos Mexicanos 5.95% 1/28/2031		17,450,000	16,350,650
Petroleos Mexicanos 6.35% 2/12/2048		1,560,000	1,168,065
Petroleos Mexicanos 6.49% 1/23/2027		4,247,000	4,252,733
Petroleos Mexicanos 6.5% 3/13/2027		9,594,000	9,637,173
Petroleos Mexicanos 6.625% 6/15/2035		17,000,000	15,351,000
Petroleos Mexicanos 6.7% 2/16/2032		8,760,000	8,400,402
Petroleos Mexicanos 6.75% 9/21/2047		22,490,000	17,554,570
Petroleos Mexicanos 6.84% 1/23/2030		1,434,000	1,425,396
Petroleos Mexicanos 6.95% 1/28/2060		32,166,000	24,912,567
Petroleos Mexicanos 7.69% 1/23/2050		75,606,000	64,476,041

TOTAL MEXICO			167,854,687
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 0.625% 1/22/2029 (o)	EUR	3,250,000	3,605,560
European Investment Bank 2.375% 5/15/2030 (o)	EUR	415,000	484,823

TOTAL MULTI-NATIONAL			4,090,383
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (o)	EUR	300,000	351,065
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		670,000	628,769
TOTAL COMMUNICATION SERVICES			979,834

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (o)	EUR	300,000	377,972
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (d)		3,516,000	3,370,336
JDE Peet's NV 2.25% 9/24/2031 (d)		2,660,000	2,314,548
			5,684,884
TOTAL CONSUMER STAPLES			6,062,856

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)		7,500,000	7,601,880
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)		17,600,000	18,012,530
Cooperatieve Rabobank UA 1.125% 5/7/2031 (o)	EUR	1,100,000	1,153,101
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(d)		3,614,000	3,509,092
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)		6,943,000	6,880,347
Cooperatieve Rabobank UA 3.75% 7/21/2026		4,206,000	4,178,906
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(d)		1,870,000	1,967,177
ING Groep NV 1.726% 4/1/2027 (b)		1,250,000	1,231,395
ING Groep NV 3% 8/17/2031 (b)(o)	EUR	4,700,000	5,442,953
ING Groep NV 5.335% 3/19/2030 (b)		6,500,000	6,709,076
			56,686,457
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(o)		5,775,000	5,811,982
TOTAL FINANCIALS			62,498,439

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		5,300,000	4,664,547
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030		5,200,000	4,977,248
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		8,338,000	8,333,451
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		21,120,000	20,984,889
			38,960,135
TOTAL NETHERLANDS			108,501,264
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (d)		280,000	285,583
IHS Holding Ltd 8.25% 11/29/2031 (d)		280,000	287,997

TOTAL NIGERIA			573,580
NORWAY - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		1,275,000	1,324,111
TGS ASA 8.5% 1/15/2030 (d)		955,000	974,519
			2,298,630
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026		380,000	376,154
TOTAL ENERGY			2,674,784

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 0.25% 2/23/2029 (b)(o)	EUR	500,000	551,013
DNB Bank ASA 1.535% 5/25/2027 (b)(d)		51,990,000	50,958,228
DNB Bank ASA 1.605% 3/30/2028 (b)(d)		3,208,000	3,080,084
			54,589,325
TOTAL NORWAY			57,264,109
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,040,000	1,056,900
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,230,000	1,291,336
TOTAL PANAMA			2,348,236
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (o)	EUR	1,390,000	1,483,433
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(o)	EUR	800,000	944,376
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		894,127	946,102
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/2029 (d)		6,227,000	6,118,028
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		1,400,000	1,470,854
Banco Santander SA 2.749% 12/3/2030		10,800,000	9,735,928
CaixaBank SA 3.625% 9/19/2032 (b)(o)	EUR	1,700,000	2,011,567
CaixaBank SA 5.673% 3/15/2030 (b)(d)		9,690,000	10,073,297
CaixaBank SA 6.037% 6/15/2035 (b)(d)		11,757,000	12,381,432
			35,673,078
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)		6,227,000	6,030,677
TOTAL SPAIN			41,703,755
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (o)	EUR	650,000	701,551
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.305% 2/2/2027 (b)(d)		3,100,000	3,059,993
UBS Group AG 1.494% 8/10/2027 (b)(d)		11,792,000	11,477,084
UBS Group AG 2.095% 2/11/2032 (b)(d)		7,800,000	6,858,089
UBS Group AG 2.125% 11/15/2029 (b)(o)	GBP	800,000	1,001,430
UBS Group AG 3.091% 5/14/2032 (b)(d)		5,293,000	4,871,857
UBS Group AG 3.126% 8/13/2030 (b)(d)		5,359,000	5,110,044
UBS Group AG 4.125% 6/9/2033 (b)(o)	EUR	730,000	887,871
UBS Group AG 4.194% 4/1/2031 (b)(d)		43,154,000	42,646,345
UBS Group AG 4.55% 4/17/2026		1,724,000	1,726,573
UBS Group AG 4.75% 3/17/2032 (b)(o)	EUR	3,450,000	4,328,879
UBS Group AG 6.246% 9/22/2029 (b)(d)		8,000,000	8,445,102
UBS Group AG 6.537% 8/12/2033 (b)(d)		11,161,000	12,238,998
UBS Group AG 9.016% 11/15/2033 (b)(d)		2,086,000	2,598,158
			105,250,423
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		1,000,000	1,003,131
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(o)		1,650,000	1,479,288
			2,482,419
TOTAL FINANCIALS			107,732,842

Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (o)	EUR	350,000	416,184
TOTAL SWITZERLAND			108,149,026
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,200,000	1,242,000
UNITED KINGDOM - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (d)		231,000	211,260
Media - 0.0%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		415,000	408,620
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		945,000	872,238
Vodafone Group PLC 4.875% 10/3/2078 (b)(o)	GBP	1,100,000	1,485,781
			2,358,019
TOTAL COMMUNICATION SERVICES			2,977,899

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		635,000	661,962
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (o)	GBP	600,000	654,619
Marks & Spencer PLC 3.25% 7/10/2027 (g)(o)	GBP	1,800,000	2,374,978
			3,029,597
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (o)	GBP	875,000	1,133,414
Whitbread Group PLC 2.375% 5/31/2027 (o)	GBP	1,260,000	1,629,243
			2,762,657
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (o)	GBP	1,820,000	2,066,107
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		690,000	698,682
TOTAL CONSUMER DISCRETIONARY			9,219,005

Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028		7,192,000	6,851,887
BAT Capital Corp 2.726% 3/25/2031		9,590,000	8,723,183
BAT Capital Corp 4.7% 4/2/2027		2,181,000	2,192,598
BAT Capital Corp 5.834% 2/20/2031		11,500,000	12,161,522
BAT Capital Corp 6.421% 8/2/2033		8,000,000	8,721,992
BAT Capital Corp 7.75% 10/19/2032		5,978,000	6,924,647
BAT International Finance PLC 1.668% 3/25/2026		4,276,000	4,210,138
BAT International Finance PLC 4.125% 4/12/2032 (o)	EUR	2,615,000	3,157,199
BAT International Finance PLC 4.448% 3/16/2028		4,764,000	4,781,132
BAT International Finance PLC 5.931% 2/2/2029		6,000,000	6,305,350
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (o)	EUR	1,845,000	2,339,869
Imperial Brands Finance PLC 3.875% 2/12/2034 (o)	EUR	1,000,000	1,157,638
Imperial Brands Finance PLC 4.5% 6/30/2028 (d)		3,100,000	3,119,735
Imperial Brands Finance PLC 5.5% 2/1/2030 (d)		8,000,000	8,286,937
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		1,197,000	1,235,969
Reynolds American Inc 5.7% 8/15/2035		171,000	175,988
			80,345,784
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		1,280,000	1,413,252
Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.279% 11/24/2027 (b)		31,514,000	30,742,009
Barclays PLC 3.543% 8/14/2031 (b)(o)	EUR	1,503,000	1,773,101
Barclays PLC 3.811% 3/10/2042 (b)		7,473,000	5,828,767
Barclays PLC 4.375% 1/12/2026		4,468,000	4,466,705
Barclays PLC 4.836% 5/9/2028		6,102,000	6,132,134
Barclays PLC 5.088% 6/20/2030 (b)		35,939,000	36,450,239
Barclays PLC 5.2% 5/12/2026		1,556,000	1,561,965
Barclays PLC 5.367% 2/25/2031 (b)		17,084,000	17,620,637
Barclays PLC 5.501% 8/9/2028 (b)		3,000,000	3,065,658
Barclays PLC 5.746% 8/9/2033 (b)		2,074,000	2,168,577
Barclays PLC 5.785% 2/25/2036 (b)		9,000,000	9,283,418
Barclays PLC 5.829% 5/9/2027 (b)		4,720,000	4,762,787
Barclays PLC 6.224% 5/9/2034 (b)		5,000,000	5,336,790
Barclays PLC 6.49% 9/13/2029 (b)		8,000,000	8,479,951
Barclays PLC 6.692% 9/13/2034 (b)		12,500,000	13,693,905
Barclays PLC 8.407% 11/14/2032 (b)(o)	GBP	550,000	793,310
HSBC Holdings PLC 2.357% 8/18/2031 (b)		15,444,000	13,934,203
HSBC Holdings PLC 2.848% 6/4/2031 (b)		6,103,000	5,663,196
HSBC Holdings PLC 4.292% 9/12/2026 (b)		1,724,000	1,723,894
HSBC Holdings PLC 4.787% 3/10/2032 (b)(o)	EUR	1,270,000	1,591,136
HSBC Holdings PLC 4.856% 5/23/2033 (b)(o)	EUR	1,600,000	2,017,806
HSBC Holdings PLC 4.899% 3/3/2029 (b)		6,458,000	6,550,571
HSBC Holdings PLC 4.95% 3/31/2030		262,000	268,616
HSBC Holdings PLC 5.21% 8/11/2028 (b)		8,310,000	8,442,317
HSBC Holdings PLC 5.24% 5/13/2031 (b)		9,220,000	9,477,854
HSBC Holdings PLC 5.813% 5/22/2033 (b)(o)	GBP	925,000	1,281,271
HSBC Holdings PLC 6.254% 3/9/2034 (b)		200,000	215,981
HSBC Holdings PLC 8.201% 11/16/2034 (b)(o)	GBP	1,000,000	1,482,389
Lloyds Banking Group PLC 4.375% 3/22/2028		4,320,000	4,337,987
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(o)	EUR	1,550,000	1,942,940
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)		5,000,000	5,070,711
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)		6,227,000	6,243,245
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)		5,700,000	5,795,305
Lloyds Banking Group PLC 5.985% 8/7/2027 (b)		4,700,000	4,765,591
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)		6,196,000	7,149,321
NatWest Group PLC 1.642% 6/14/2027 (b)		1,207,000	1,181,418
NatWest Group PLC 3.073% 5/22/2028 (b)		9,914,000	9,724,963
NatWest Group PLC 4.8% 4/5/2026		19,815,000	19,868,037
NatWest Group PLC 4.964% 8/15/2030 (b)		8,200,000	8,371,261
NatWest Group PLC 5.115% 5/23/2031 (b)		9,410,000	9,639,369
NatWest Group PLC 5.808% 9/13/2029 (b)		30,000,000	31,338,645
NatWest Group PLC 5.847% 3/2/2027 (b)		6,200,000	6,244,026
NatWest Group PLC 7.416% 6/6/2033 (b)(o)	GBP	850,000	1,209,841
Standard Chartered PLC 3.864% 3/17/2033 (b)(o)	EUR	900,000	1,066,293
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)		6,204,000	6,314,263
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)		5,880,000	6,027,515
Virgin Money UK PLC 7.625% 8/23/2029 (b)(o)	GBP	1,600,000	2,331,855
			343,431,773
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (o)	EUR	1,275,000	1,499,326
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(o)	EUR	500,000	593,411
Nationwide Building Society 6.557% 10/18/2027 (b)(d)		6,000,000	6,139,989
			6,733,400
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (o)	GBP	800,000	1,228,382
TOTAL FINANCIALS			352,892,881

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		1,520,000	1,457,896
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)		11,997,000	11,584,324
BAE Systems PLC 5.25% 3/26/2031 (d)		7,319,000	7,623,855
BAE Systems PLC 5.3% 3/26/2034 (d)		11,900,000	12,210,801
BAE Systems PLC 5.5% 3/26/2054 (d)		1,703,000	1,662,673
			33,081,653
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (o)	EUR	1,300,000	1,309,360
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (d)		1,183,651	1,079,202
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (o)	GBP	467,000	622,349
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (o)	GBP	1,250,000	1,699,051
TOTAL INDUSTRIALS			37,791,615

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		415,000	415,964
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (o)	GBP	500,000	672,727
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (o)	EUR	1,300,000	1,503,103
TOTAL REAL ESTATE			2,175,830

Utilities - 0.0%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (o)	EUR	750,000	878,741
NGG Finance PLC 2.125% 9/5/2082 (b)(o)	EUR	1,960,000	2,246,884
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (o)	EUR	1,050,000	1,230,550
			4,356,175
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		1,660,000	1,683,735
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		605,000	624,662
			2,308,397
Water Utilities - 0.0%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (o)	GBP	990,000	1,365,313
Anglian Water Services Financing PLC 6.25% 9/12/2044 (o)	GBP	450,000	570,211
Anglian Water Services Financing PLC 6.293% 7/30/2030 (o)	GBP	1,000,000	1,400,639
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (o)	EUR	1,400,000	1,637,308
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (o)	GBP	380,000	478,317
South West Water Finance PLC 5.75% 12/11/2032 (o)	GBP	225,000	308,667
SW Finance I PLC 6.875% 8/7/2032 (o)	GBP	700,000	953,867
SW Finance I PLC 7.375% 12/12/2041 (o)	GBP	631,000	839,490
United Utilities Water Finance PLC 3.5% 2/27/2033 (o)	EUR	825,000	958,960
Wessex Water Services Finance PLC 6.125% 9/19/2034 (o)	GBP	850,000	1,149,187
Yorkshire Water Finance PLC 6% 7/22/2033 (o)	GBP	850,000	1,142,024
			10,803,983
TOTAL UTILITIES			17,468,555

TOTAL UNITED KINGDOM			506,158,681
UNITED STATES - 9.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
AT&T Inc 1.65% 2/1/2028		2,253,000	2,125,956
AT&T Inc 2.25% 2/1/2032		8,095,000	7,010,732
AT&T Inc 2.55% 12/1/2033		18,825,000	15,845,025
AT&T Inc 2.75% 6/1/2031		7,200,000	6,587,038
AT&T Inc 3.55% 9/15/2055		11,426,000	7,597,712
AT&T Inc 3.65% 9/15/2059		2,396,000	1,586,095
AT&T Inc 3.8% 12/1/2057		10,190,000	7,012,142
AT&T Inc 4.3% 2/15/2030		7,106,000	7,116,900
AT&T Inc 4.5% 5/15/2035		2,388,000	2,284,768
AT&T Inc 4.75% 5/15/2046		41,310,000	35,967,634
AT&T Inc 5.4% 2/15/2034		5,000,000	5,154,478
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		685,000	675,802
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		250,000	247,744
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		435,000	434,876
Level 3 Financing Inc 6.875% 6/30/2033 (d)		1,840,000	1,856,514
Verizon Communications Inc 2.1% 3/22/2028		2,703,000	2,573,631
Verizon Communications Inc 2.355% 3/15/2032		21,895,000	19,007,562
Verizon Communications Inc 2.55% 3/21/2031		3,016,000	2,735,231
Verizon Communications Inc 3% 11/20/2060		5,215,000	3,039,546
Verizon Communications Inc 3.7% 3/22/2061		7,473,000	5,120,520
Verizon Communications Inc 4.4% 11/1/2034		8,120,000	7,755,015
Verizon Communications Inc 4.78% 2/15/2035		7,000,000	6,825,508
Verizon Communications Inc 4.862% 8/21/2046		5,000,000	4,452,743
Verizon Communications Inc 5.401% 7/2/2037 (d)		427,000	428,820
			153,441,992
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (d)		1,070,000	1,017,312
Walt Disney Co/The 6.65% 11/15/2037		5,862,000	6,724,511
			7,741,823
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	290,000	331,918
Alphabet Inc 3.875% 5/6/2045	EUR	300,000	340,387
Alphabet Inc 4% 5/6/2054	EUR	300,000	335,464
Snap Inc 6.875% 3/1/2033 (d)		165,000	166,715
Snap Inc 6.875% 3/15/2034 (d)		625,000	626,633
			1,801,117
Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,000,000	2,743,367
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		9,205,000	8,713,092
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		3,546,000	3,517,120
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		16,509,000	13,987,342
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		25,100,000	22,585,242
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		4,546,000	2,927,570
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		7,200,000	7,094,057
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		1,724,000	1,713,813
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		18,290,000	12,419,736
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		3,801,000	2,940,814
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		4,200,000	4,265,687
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		12,482,000	10,202,511
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		49,708,000	42,240,492
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,304,000	1,885,867
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (e)		4,300,000	4,307,595
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		17,861,000	18,774,234
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,270,000	13,015,894
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)		5,000,000	4,939,654
Comcast Corp 2.937% 11/1/2056		1,612,000	928,110
Comcast Corp 2.987% 11/1/2063		6,248,000	3,475,149
Comcast Corp 3.75% 4/1/2040		1,000,000	830,691
Comcast Corp 3.999% 11/1/2049		889,000	669,501
Discovery Communications LLC 3.95% 3/20/2028		6,489,000	6,272,397
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		420,000	411,475
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		1,660,000	1,637,706
Nexstar Media Inc 5.625% 7/15/2027 (d)		1,435,000	1,433,444
Sirius XM Radio LLC 4.125% 7/1/2030 (d)		10,000,000	9,298,055
Sirius XM Radio LLC 5% 8/1/2027 (d)		825,000	821,276
Sirius XM Radio LLC 5.5% 7/1/2029 (d)		400,000	399,429
TEGNA Inc 4.625% 3/15/2028		465,000	461,147
TEGNA Inc 5% 9/15/2029		115,000	115,119
Time Warner Cable LLC 4.5% 9/15/2042		886,000	702,659
Time Warner Cable LLC 5.5% 9/1/2041		23,879,000	21,575,984
Time Warner Cable LLC 5.875% 11/15/2040		12,748,000	12,180,149
Time Warner Cable LLC 6.55% 5/1/2037		7,048,000	7,300,658
Time Warner Cable LLC 6.75% 6/15/2039		5,390,000	5,581,128
Time Warner Cable LLC 7.3% 7/1/2038		8,091,000	8,811,626
Univision Communications Inc 7.375% 6/30/2030 (d)		145,000	145,792
Univision Communications Inc 8.5% 7/31/2031 (d)		1,060,000	1,092,289
Univision Communications Inc 9.375% 8/1/2032 (d)		415,000	437,033
Warnermedia Holdings Inc 3.755% 3/15/2027		1,531,000	1,508,035
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	477,000	496,303
			264,859,242
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.4% 3/15/2029		1,208,000	1,136,243
T-Mobile USA Inc 2.625% 4/15/2026		2,931,000	2,897,670
T-Mobile USA Inc 2.7% 3/15/2032		13,401,000	11,872,105
T-Mobile USA Inc 3.75% 4/15/2027		10,840,000	10,771,711
T-Mobile USA Inc 3.875% 4/15/2030		22,430,000	21,970,002
T-Mobile USA Inc 5.65% 1/15/2053		2,491,000	2,385,133
			51,032,864
TOTAL COMMUNICATION SERVICES			478,877,038

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		335,000	347,134
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		460,000	470,267
Patrick Industries Inc 6.375% 11/1/2032 (d)		825,000	836,882
			1,654,283
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		6,850,000	5,872,474
General Motors Co 5% 4/1/2035		1,419,000	1,353,781
General Motors Co 5.2% 4/1/2045		1,619,000	1,408,627
General Motors Co 5.4% 4/1/2048		654,000	574,161
General Motors Co 5.6% 10/15/2032		3,114,000	3,198,937
General Motors Co 5.95% 4/1/2049		3,089,000	2,904,484
General Motors Co 6.125% 10/1/2025		1,078,000	1,078,000
General Motors Financial Co Inc 1.25% 1/8/2026		5,114,000	5,055,064
General Motors Financial Co Inc 2.35% 2/26/2027		1,414,000	1,373,282
General Motors Financial Co Inc 3.1% 1/12/2032		7,510,000	6,677,603
General Motors Financial Co Inc 4.3% 4/6/2029		6,975,000	6,902,437
General Motors Financial Co Inc 5.4% 4/6/2026		7,700,000	7,736,193
General Motors Financial Co Inc 5.4% 5/8/2027		12,300,000	12,505,817
General Motors Financial Co Inc 5.45% 7/15/2030		3,000,000	3,080,113
General Motors Financial Co Inc 5.55% 7/15/2029		8,500,000	8,763,343
General Motors Financial Co Inc 5.85% 4/6/2030		10,453,000	10,925,211
General Motors Financial Co Inc 6% 1/9/2028		1,900,000	1,968,072
General Motors Financial Co Inc 6.4% 1/9/2033		5,000,000	5,301,650
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)		70,000	63,597
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)		115,000	113,474
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		410,000	387,405
Stellantis Finance US Inc 2.691% 9/15/2031 (d)		6,943,000	5,918,936
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		9,868,000	9,990,497
Thor Industries Inc 4% 10/15/2029 (d)		885,000	835,694
			103,988,852
Broadline Retail - 0.0%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (d)		580,000	595,533
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		465,000	419,711
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		530,000	499,049
Nordstrom Inc 4.375% 4/1/2030		405,000	372,978
Wayfair LLC 7.25% 10/31/2029 (d)		395,000	402,753
Wayfair LLC 7.75% 9/15/2030 (d)		1,745,000	1,802,854
			4,092,878
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032		3,756,000	3,318,586
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	2,808,594
Service Corp International/US 4% 5/15/2031		665,000	625,209
Service Corp International/US 5.125% 6/1/2029		1,035,000	1,027,217
Service Corp International/US 5.75% 10/15/2032		820,000	828,148
Sotheby's 7.375% 10/15/2027 (d)		1,490,000	1,473,599
Trane Technologies Global Holding Co Ltd 5.75% 6/15/2043		223,000	228,722
			6,991,489
Hotels, Restaurants & Leisure - 0.0%
Aramark Services Inc 5% 2/1/2028 (d)		975,000	967,837
Caesars Entertainment Inc 6% 10/15/2032 (d)		465,000	455,911
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		1,050,000	1,076,443
Carnival Corp 5.75% 3/15/2030 (d)		405,000	415,187
Carnival Corp 5.75% 8/1/2032 (d)		330,000	335,775
Carnival Corp 5.875% 6/15/2031 (d)		810,000	830,367
Carnival Corp 6.125% 2/15/2033 (d)		4,070,000	4,179,439
Churchill Downs Inc 6.75% 5/1/2031 (d)		810,000	832,498
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		955,000	898,130
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		660,000	602,426
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		1,370,000	1,290,592
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		1,245,000	1,255,271
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		500,000	509,153
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)		435,000	420,724
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		980,000	999,989
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		164,000	163,564
Life Time Inc 6% 11/15/2031 (d)		915,000	924,732
McDonald's Corp 3.5% 5/21/2032 (o)	EUR	1,225,000	1,444,059
Neogen Food Safety Corp 8.625% 7/20/2030 (d)		205,000	214,726
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		905,000	919,460
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		690,000	707,920
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		430,000	443,794
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)		850,000	829,866
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		455,000	460,597
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		505,000	543,591
Yum! Brands Inc 3.625% 3/15/2031		3,568,000	3,310,769
			25,032,820
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (d)		450,000	419,176
LGI Homes Inc 7% 11/15/2032 (d)		1,050,000	1,024,018
LGI Homes Inc 8.75% 12/15/2028 (d)		445,000	466,127
Newell Brands Inc 6.375% 5/15/2030		385,000	379,937
Somnigroup International Inc 3.875% 10/15/2031 (d)		880,000	805,064
Somnigroup International Inc 4% 4/15/2029 (d)		590,000	567,121
Toll Brothers Finance Corp 4.875% 3/15/2027		739,000	744,025
TopBuild Corp 4.125% 2/15/2032 (d)		1,170,000	1,090,447
Whirlpool Corp 6.125% 6/15/2030		230,000	232,557
Whirlpool Corp 6.5% 6/15/2033		1,025,000	1,032,163
			6,760,635
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029		10,500,000	10,880,405
Specialty Retail - 0.2%
Advance Auto Parts Inc 1.75% 10/1/2027		3,120,000	2,909,981
Advance Auto Parts Inc 5.95% 3/9/2028		5,301,000	5,397,939
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)		175,000	169,958
Asbury Automotive Group Inc 5% 2/15/2032 (d)		785,000	754,691
AutoNation Inc 1.95% 8/1/2028		7,691,000	7,200,224
AutoNation Inc 2.4% 8/1/2031		23,196,000	20,223,764
AutoNation Inc 4.75% 6/1/2030		1,430,000	1,435,088
AutoZone Inc 4% 4/15/2030		19,121,000	18,864,636
AutoZone Inc 5.165% 6/15/2030		1,476,000	1,523,396
AutoZone Inc 6.25% 11/1/2028		8,000,000	8,496,407
Bath & Body Works Inc 6.625% 10/1/2030 (d)		920,000	944,464
Bath & Body Works Inc 6.875% 11/1/2035		885,000	921,736
Group 1 Automotive Inc 6.375% 1/15/2030 (d)		1,215,000	1,244,910
Home Depot Inc/The 2.5% 4/15/2027		123,000	120,328
Home Depot Inc/The 4.95% 6/25/2034		15,500,000	15,765,701
Home Depot Inc/The 5.95% 4/1/2041		527,000	557,191
LBM Acquisition LLC 9.5% 6/15/2031 (d)		375,000	393,008
Lowe's Cos Inc 1.7% 9/15/2028		1,724,000	1,606,646
Lowe's Cos Inc 3% 10/15/2050		7,286,000	4,511,106
Lowe's Cos Inc 3.75% 4/1/2032		19,417,000	18,437,529
Lowe's Cos Inc 4.25% 4/1/2052		14,990,000	11,613,942
Lowe's Cos Inc 5.625% 4/15/2053		12,017,000	11,472,839
O'Reilly Automotive Inc 4.2% 4/1/2030		193,000	192,517
			134,758,001
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (d)		925,000	830,351
Levi Strauss & Co 3.5% 3/1/2031 (d)		555,000	512,060
Ralph Lauren Corp 5% 6/15/2032		7,300,000	7,450,263
Tapestry Inc 3.05% 3/15/2032		45,138,000	40,421,105
			49,213,779
TOTAL CONSUMER DISCRETIONARY			346,691,728

Consumer Staples - 0.2%
Beverages - 0.0%
Constellation Brands Inc 2.875% 5/1/2030		5,370,000	5,022,900
Molson Coors Beverage Co 3% 7/15/2026		1,552,000	1,534,054
			6,556,954
Consumer Staples Distribution & Retail - 0.2%
7-Eleven Inc 0.95% 2/10/2026 (d)		797,000	784,317
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,415,000	1,345,332
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)		410,000	407,504
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		580,000	571,208
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		395,000	404,042
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)		880,000	896,768
C&S Group Enterprises LLC 5% 12/15/2028 (d)		330,000	300,052
Dollar General Corp 3.5% 4/3/2030		6,956,000	6,686,845
Dollar General Corp 4.625% 11/1/2027		2,000,000	2,014,113
Dollar Tree Inc 2.65% 12/1/2031		7,473,000	6,653,344
Dollar Tree Inc 4.2% 5/15/2028		3,971,000	3,961,129
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		935,000	984,292
Mars Inc 4.8% 3/1/2030 (d)		17,853,000	18,194,146
Mars Inc 5% 3/1/2032 (d)		13,403,000	13,679,941
Mars Inc 5.2% 3/1/2035 (d)		36,002,000	36,335,764
Mars Inc 5.65% 5/1/2045 (d)		8,429,000	8,309,405
Mars Inc 5.7% 5/1/2055 (d)		16,810,000	16,392,262
Mars Inc 5.8% 5/1/2065 (d)		388,000	380,731
Performance Food Group Inc 4.25% 8/1/2029 (d)		845,000	818,276
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,215,000	1,243,572
US Foods Inc 4.625% 6/1/2030 (d)		130,000	126,783
US Foods Inc 5.75% 4/15/2033 (d)		1,785,000	1,790,828
US Foods Inc 7.25% 1/15/2032 (d)		560,000	587,998
			122,868,652
Food Products - 0.0%
Bunge Ltd Finance Corp 4.9% 4/21/2027		8,282,000	8,356,193
Darling Ingredients Inc 5.25% 4/15/2027 (d)		410,000	409,053
Darling Ingredients Inc 6% 6/15/2030 (d)		815,000	823,837
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		395,000	419,196
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		760,000	816,552
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		1,325,000	1,246,436
Lamb Weston Holdings Inc 4.875% 5/15/2028 (d)		415,000	412,436
Pilgrim's Pride Corp 3.5% 3/1/2032		1,050,000	948,795
Pilgrim's Pride Corp 4.25% 4/15/2031		475,000	457,355
Post Holdings Inc 4.625% 4/15/2030 (d)		520,000	501,479
Post Holdings Inc 6.25% 2/15/2032 (d)		515,000	529,042
Smithfield Foods Inc 3% 10/15/2030 (d)		1,317,000	1,203,954
			16,124,328
Household Products - 0.0%
Central Garden & Pet Co 4.125% 4/30/2031 (d)		445,000	414,684
Resideo Funding Inc 6.5% 7/15/2032 (d)		205,000	209,322
			624,006
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)		790,000	817,074
Tobacco - 0.0%
Altria Group Inc 4.8% 2/14/2029		2,374,000	2,411,722
Philip Morris International Inc 3.25% 6/6/2032	EUR	2,575,000	2,988,446
Philip Morris International Inc 4.375% 11/15/2041		1,174,000	1,024,409
Philip Morris International Inc 5.125% 2/13/2031		5,200,000	5,373,212
Philip Morris International Inc 5.125% 2/15/2030		6,162,000	6,376,897
Philip Morris International Inc 5.75% 11/17/2032		5,790,000	6,129,762
			24,304,448
TOTAL CONSUMER STAPLES			171,295,462

Energy - 0.9%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		1,010,000	1,035,338
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026		656,000	638,461
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)		555,000	574,070
Nabors Industries Inc 7.375% 5/15/2027 (d)		410,000	416,832
Nabors Industries Ltd 7.5% 1/15/2028 (d)		450,000	451,703
Transocean Inc 8.25% 5/15/2029 (d)		860,000	831,856
Transocean International Ltd 8% 2/1/2027 (d)		590,000	588,959
Valaris Ltd 8.375% 4/30/2030 (d)		565,000	588,214
			5,125,433
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp 8.25% 6/15/2029 (d)		605,000	625,071
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		750,000	711,437
CNX Resources Corp 7.25% 3/1/2032 (d)		785,000	814,552
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (d)		8,090,000	8,216,518
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (d)		5,000,000	5,230,564
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (d)		5,090,000	4,701,840
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		4,337,000	4,612,231
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (d)		7,300,000	6,952,187
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		11,691,000	12,375,752
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		10,495,000	10,908,964
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		6,291,000	6,508,141
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		3,766,000	3,977,002
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)		535,000	527,647
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		1,195,000	1,281,555
CVR Energy Inc 8.5% 1/15/2029 (d)		750,000	758,080
DCP Midstream Operating LP 5.125% 5/15/2029		8,391,000	8,574,163
DCP Midstream Operating LP 5.6% 4/1/2044		2,894,000	2,697,378
DCP Midstream Operating LP 6.75% 9/15/2037 (d)		1,198,000	1,272,568
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		545,000	545,354
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,020,000	1,066,213
Eastern Gas Transmission & Storage Inc 3% 11/15/2029		6,572,000	6,259,140
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049		4,359,000	3,126,845
Energy Transfer LP 3.75% 5/15/2030		40,278,000	39,047,447
Energy Transfer LP 4.95% 6/15/2028		3,824,000	3,883,522
Energy Transfer LP 5% 5/15/2050		42,639,000	35,387,983
Energy Transfer LP 5.25% 4/15/2029		2,564,000	2,636,498
Energy Transfer LP 5.25% 7/1/2029		7,622,000	7,861,057
Energy Transfer LP 5.4% 10/1/2047		3,324,000	2,961,535
Energy Transfer LP 5.6% 9/1/2034		2,230,000	2,266,378
Energy Transfer LP 5.75% 2/15/2033		7,491,000	7,786,845
Energy Transfer LP 5.8% 6/15/2038		2,595,000	2,616,218
Energy Transfer LP 6% 6/15/2048		2,491,000	2,388,140
Energy Transfer LP 6.125% 12/15/2045		650,000	639,526
Energy Transfer LP 6.25% 4/15/2049		1,761,000	1,726,645
Energy Transfer LP 6.5% 2/15/2056 (b)		420,000	417,262
Energy Transfer LP 6.75% 2/15/2056 (b)		210,000	208,971
EQT Corp 3.9% 10/1/2027		773,000	765,671
EQT Corp 5.7% 4/1/2028		2,186,000	2,259,294
EQT Corp 5.75% 2/1/2034		23,624,000	24,457,339
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (d)		13,350,000	13,752,770
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		155,000	158,642
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (d)		8,514,000	8,608,604
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,190,000	1,225,239
Hess Corp 4.3% 4/1/2027		8,399,000	8,418,492
Hess Corp 5.6% 2/15/2041		4,709,000	4,776,806
Hess Corp 5.8% 4/1/2047		11,931,000	12,058,651
Hess Corp 7.125% 3/15/2033		1,403,000	1,614,928
Hess Corp 7.3% 8/15/2031		3,686,000	4,249,517
Hess Corp 7.875% 10/1/2029		8,241,000	9,369,206
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		1,235,000	1,241,713
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		1,355,000	1,401,016
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)		170,000	163,581
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (d)		640,000	633,373
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)		200,000	208,839
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		470,000	477,679
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		595,000	620,478
Kinder Morgan Inc 3.6% 2/15/2051		26,000,000	17,674,317
Kinetik Holdings LP 5.875% 6/15/2030 (d)		445,000	448,811
Kinetik Holdings LP 6.625% 12/15/2028 (d)		1,095,000	1,126,555
Matador Resources Co 6.25% 4/15/2033 (d)		710,000	715,249
Matador Resources Co 6.5% 4/15/2032 (d)		730,000	740,643
MPLX LP 1.75% 3/1/2026		1,690,000	1,667,256
MPLX LP 4% 3/15/2028		3,724,000	3,704,356
MPLX LP 4.8% 2/15/2029		1,376,000	1,393,727
MPLX LP 4.95% 9/1/2032		13,900,000	13,816,948
MPLX LP 5% 3/1/2033		7,000,000	6,933,353
MPLX LP 5.5% 2/15/2049		4,129,000	3,716,603
Murphy Oil Corp 6% 10/1/2032		460,000	447,996
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		1,130,000	1,046,145
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		820,000	826,184
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		605,000	621,536
Occidental Petroleum Corp 3.5% 8/15/2029		465,000	440,012
Occidental Petroleum Corp 5.2% 8/1/2029		21,326,000	21,600,849
Occidental Petroleum Corp 5.375% 1/1/2032		28,900,000	29,069,527
Occidental Petroleum Corp 5.55% 10/1/2034		7,000,000	6,965,666
Occidental Petroleum Corp 6.125% 1/1/2031		30,000,000	31,357,050
Occidental Petroleum Corp 6.45% 9/15/2036		4,300,000	4,448,092
Occidental Petroleum Corp 6.6% 3/15/2046		4,886,000	4,906,311
Occidental Petroleum Corp 7.5% 5/1/2031		6,910,000	7,714,787
Occidental Petroleum Corp 7.875% 9/15/2031		100,000	112,881
ONEOK Inc 4.25% 9/24/2027		7,582,000	7,588,835
ONEOK Inc 4.4% 10/15/2029		9,257,000	9,243,886
ONEOK Inc 4.75% 10/15/2031		17,905,000	17,904,758
ONEOK Inc 5.65% 9/1/2034		10,746,000	10,928,769
Ovintiv Inc 5.15% 11/15/2041		4,009,000	3,371,629
Ovintiv Inc 7.375% 11/1/2031		648,000	717,468
Ovintiv Inc 8.125% 9/15/2030		2,895,000	3,320,390
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		1,735,000	1,679,982
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		855,000	882,736
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		445,000	445,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		890,000	906,558
Permian Resources Operating LLC 7% 1/15/2032 (d)		1,100,000	1,140,491
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		10,415,000	10,034,267
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030		10,658,000	10,283,172
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034		17,170,000	17,514,871
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		345,000	360,379
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		105,000	105,713
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)		360,000	371,488
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		14,626,000	14,668,290
Spectra Energy Partners LP 4.5% 3/15/2045		543,000	453,433
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		340,000	331,413
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,335,000	1,339,678
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		1,005,000	1,005,809
Sunoco LP 6.25% 7/1/2033 (d)		200,000	204,405
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		930,000	916,234
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		270,000	265,266
Talos Production Inc 9.375% 2/1/2031 (d)		200,000	207,256
Targa Resources Corp 4.9% 9/15/2030		9,737,000	9,885,994
Targa Resources Corp 5.5% 2/15/2035		10,286,000	10,374,850
Targa Resources Corp 5.55% 8/15/2035		10,800,000	10,878,527
Targa Resources Corp 5.65% 2/15/2036		20,671,000	20,877,903
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		279,000	265,391
Venture Global Calcasieu 3.875% 11/1/2033 (d)		235,000	209,340
Venture Global Calcasieu 6.25% 1/15/2030 (d)		160,000	166,617
Venture Global LNG Inc 7% 1/15/2030 (d)		1,510,000	1,555,973
Venture Global LNG Inc 8.125% 6/1/2028 (d)		505,000	523,283
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		820,000	856,053
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		820,000	860,549
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		965,000	1,058,483
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		940,000	1,046,637
Western Gas Partners LP 4.05% 2/1/2030 (g)		20,164,000	19,605,657
Western Gas Partners LP 4.65% 7/1/2026		1,823,000	1,821,177
Western Gas Partners LP 4.75% 8/15/2028		1,236,000	1,243,162
Western Gas Partners LP 5.3% 3/1/2048		2,900,000	2,443,389
Western Gas Partners LP 6.15% 4/1/2033		4,400,000	4,597,111
Western Gas Partners LP 6.35% 1/15/2029		11,247,000	11,829,381
Williams Cos Inc/The 2.6% 3/15/2031		7,660,000	6,930,426
Williams Cos Inc/The 3.5% 11/15/2030		18,113,000	17,271,726
Williams Cos Inc/The 4.625% 6/30/2030		5,876,000	5,906,919
Williams Cos Inc/The 4.65% 8/15/2032		22,370,000	22,085,895
Williams Cos Inc/The 4.8% 11/15/2029		8,200,000	8,345,425
Williams Cos Inc/The 5.1% 9/15/2045		9,765,000	8,809,393
Williams Cos Inc/The 5.3% 8/15/2052		5,092,000	4,611,571
Williams Cos Inc/The 5.3% 9/30/2035		8,000,000	8,006,968
Williams Cos Inc/The 5.4% 3/2/2026		6,100,000	6,128,497
Williams Cos Inc/The 5.75% 6/24/2044		2,747,000	2,679,672
			766,596,066
TOTAL ENERGY			771,721,499

Financials - 3.9%
Banks - 1.9%
Bank of America Corp 1.197% 10/24/2026 (b)		6,035,000	6,006,762
Bank of America Corp 1.734% 7/22/2027 (b)		25,000,000	24,429,735
Bank of America Corp 1.898% 7/23/2031 (b)		6,975,000	6,200,753
Bank of America Corp 2.299% 7/21/2032 (b)		50,000,000	44,124,700
Bank of America Corp 2.496% 2/13/2031 (b)		6,724,000	6,210,573
Bank of America Corp 2.592% 4/29/2031 (b)		15,184,000	14,041,729
Bank of America Corp 2.884% 10/22/2030 (b)		8,000,000	7,566,976
Bank of America Corp 2.972% 2/4/2033 (b)		38,682,000	34,935,282
Bank of America Corp 3.194% 7/23/2030 (b)		10,561,000	10,142,860
Bank of America Corp 3.97% 3/5/2029 (b)		3,624,000	3,602,285
Bank of America Corp 3.974% 2/7/2030 (b)		2,345,000	2,325,496
Bank of America Corp 4.183% 11/25/2027		6,909,000	6,904,404
Bank of America Corp 4.25% 10/22/2026		40,217,000	40,238,465
Bank of America Corp 4.271% 7/23/2029 (b)		6,107,000	6,122,149
Bank of America Corp 4.376% 4/27/2028 (b)		3,650,000	3,657,992
Bank of America Corp 4.45% 3/3/2026		1,202,000	1,202,569
Bank of America Corp 4.571% 4/27/2033 (b)		8,718,000	8,627,692
Bank of America Corp 4.623% 5/9/2029 (b)		38,563,000	38,997,989
Bank of America Corp 4.948% 7/22/2028 (b)		5,000,000	5,065,976
Bank of America Corp 5.015% 7/22/2033 (b)		35,614,000	36,177,839
Bank of America Corp 5.162% 1/24/2031 (b)		8,600,000	8,875,914
Bank of America Corp 5.288% 4/25/2034 (b)		17,000,000	17,437,985
Bank of America Corp 5.468% 1/23/2035 (b)		29,000,000	29,965,885
Bank of America Corp 5.819% 9/15/2029 (b)		19,000,000	19,860,807
Bank of America Corp 6.11% 1/29/2037		1,340,000	1,423,418
Citibank NA 5.803% 9/29/2028		8,000,000	8,385,041
Citigroup Inc 1.122% 1/28/2027 (b)		2,000,000	1,973,130
Citigroup Inc 3.07% 2/24/2028 (b)		13,000,000	12,769,265
Citigroup Inc 4.075% 4/23/2029 (b)		4,606,000	4,589,620
Citigroup Inc 4.125% 7/25/2028		6,909,000	6,900,580
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	600,000	705,310
Citigroup Inc 4.3% 11/20/2026		1,766,000	1,766,302
Citigroup Inc 4.412% 3/31/2031 (b)		40,428,000	40,338,114
Citigroup Inc 4.45% 9/29/2027		21,445,000	21,503,488
Citigroup Inc 4.6% 3/9/2026		18,593,000	18,609,118
Citigroup Inc 4.786% 3/4/2029 (b)		4,400,000	4,457,554
Citigroup Inc 5.3% 5/6/2044		9,501,000	9,011,730
Citigroup Inc 6.174% 5/25/2034 (b)		17,301,000	18,226,864
Citigroup Inc 6.27% 11/17/2033 (b)		17,166,000	18,603,934
Citizens Financial Group Inc 2.638% 9/30/2032		11,627,000	9,825,268
Citizens Financial Group Inc 5.253% 3/5/2031 (b)		8,950,000	9,150,324
Citizens Financial Group Inc 5.718% 7/23/2032 (b)		15,200,000	15,875,254
Citizens Financial Group Inc 5.841% 1/23/2030 (b)		6,700,000	6,968,290
Citizens Financial Group Inc 6.645% 4/25/2035 (b)		12,968,000	14,103,750
Fifth Third Bancorp 8.25% 3/1/2038		2,155,000	2,640,198
First-Citizens Bank & Trust Co 6.125% 3/9/2028		40,920,000	42,490,043
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)		4,490,000	3,820,490
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)		3,628,000	3,638,343
JPMorgan Chase & Co 1.47% 9/22/2027 (b)		3,410,000	3,311,103
JPMorgan Chase & Co 2.069% 6/1/2029 (b)		7,286,000	6,892,095
JPMorgan Chase & Co 2.522% 4/22/2031 (b)		4,724,000	4,365,037
JPMorgan Chase & Co 2.58% 4/22/2032 (b)		1,300,000	1,175,508
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		9,341,000	8,797,994
JPMorgan Chase & Co 2.947% 2/24/2028 (b)		6,239,000	6,125,145
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		11,536,000	10,769,424
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		9,341,000	8,473,423
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(o)	EUR	750,000	894,728
JPMorgan Chase & Co 4.125% 12/15/2026		1,748,000	1,748,498
JPMorgan Chase & Co 4.25% 10/1/2027		3,379,000	3,398,807
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		50,039,000	49,826,943
JPMorgan Chase & Co 4.603% 10/22/2030 (b)		17,730,000	17,923,456
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		115,454,000	117,057,918
JPMorgan Chase & Co 4.946% 10/22/2035 (b)		13,540,000	13,463,552
JPMorgan Chase & Co 4.995% 7/22/2030 (b)		7,000,000	7,179,317
JPMorgan Chase & Co 5.012% 1/23/2030 (b)		13,500,000	13,827,903
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		14,073,000	14,518,998
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		11,000,000	11,330,776
JPMorgan Chase & Co 5.35% 6/1/2034 (b)		20,000,000	20,647,949
JPMorgan Chase & Co 5.502% 1/24/2036 (b)		7,000,000	7,227,923
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		16,715,000	17,377,481
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		65,636,000	68,907,635
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)		7,760,000	7,869,011
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)		13,500,000	13,650,734
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)		15,132,000	15,309,930
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)		6,900,000	7,130,238
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)		7,000,000	7,226,029
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)		7,240,000	7,510,476
Santander Holdings USA Inc 2.49% 1/6/2028 (b)		5,300,000	5,163,705
Truist Financial Corp 4.123% 6/6/2028 (b)		2,000,000	1,999,695
Truist Financial Corp 5.071% 5/20/2031 (b)		7,367,000	7,547,830
Truist Financial Corp 5.122% 1/26/2034 (b)		4,235,000	4,264,997
Truist Financial Corp 5.435% 1/24/2030 (b)		6,300,000	6,531,019
Truist Financial Corp 5.711% 1/24/2035 (b)		15,000,000	15,625,274
Wells Fargo & Co 2.879% 10/30/2030 (b)		9,400,000	8,876,161
Wells Fargo & Co 3.068% 4/30/2041 (b)		7,784,000	5,926,101
Wells Fargo & Co 3.526% 3/24/2028 (b)		25,667,000	25,393,330
Wells Fargo & Co 4.3% 7/22/2027		28,701,000	28,807,611
Wells Fargo & Co 4.478% 4/4/2031 (b)		19,300,000	19,368,397
Wells Fargo & Co 4.897% 7/25/2033 (b)		106,510,000	107,138,234
Wells Fargo & Co 4.97% 4/23/2029 (b)		7,235,000	7,372,276
Wells Fargo & Co 5.15% 4/23/2031 (b)		29,061,000	29,929,738
Wells Fargo & Co 5.244% 1/24/2031 (b)		27,390,000	28,293,715
Wells Fargo & Co 5.389% 4/24/2034 (b)		8,000,000	8,232,615
Wells Fargo & Co 5.499% 1/23/2035 (b)		25,000,000	25,798,321
Wells Fargo & Co 5.557% 7/25/2034 (b)		18,660,000	19,374,713
Wells Fargo & Co 5.574% 7/25/2029 (b)		25,500,000	26,435,847
Wells Fargo & Co 5.605% 4/23/2036 (b)		16,834,000	17,477,648
Wells Fargo & Co 6.303% 10/23/2029 (b)		12,800,000	13,567,793
			1,547,561,296
Capital Markets - 0.9%
Athene Global Funding 1.73% 10/2/2026 (d)		4,975,000	4,839,990
Athene Global Funding 2.5% 3/24/2028 (d)		6,975,000	6,669,422
Athene Global Funding 2.646% 10/4/2031 (d)		3,414,000	3,033,617
Athene Global Funding 4.721% 10/8/2029 (d)		7,000,000	7,031,735
Athene Global Funding 5.339% 1/15/2027 (d)		26,112,000	26,453,490
Athene Global Funding 5.516% 3/25/2027 (d)		7,800,000	7,933,643
Athene Global Funding 5.583% 1/9/2029 (d)		18,210,000	18,840,162
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (d)		1,245,000	750,730
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (d)		4,614,000	3,242,133
Blackstone Private Credit Fund 4.875% 4/14/2026 (o)	GBP	1,155,000	1,557,919
Blackstone Private Credit Fund 7.05% 9/29/2025		20,620,000	20,650,196
Equitable America Global Funding 4.65% 6/9/2028 (d)		3,603,000	3,638,236
Equitable America Global Funding 4.95% 6/9/2030 (d)		16,856,000	17,194,359
GA Global Funding Trust 5.4% 1/13/2030 (d)		13,580,000	14,086,725
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		29,132,000	25,805,011
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		40,000,000	36,373,050
Goldman Sachs Group Inc/The 4.25% 10/21/2025		12,215,000	12,209,290
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)		3,138,000	3,151,844
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)		18,000,000	19,154,700
Goldman Sachs Group Inc/The 6.75% 10/1/2037		59,592,000	66,236,641
Hightower Holding LLC 6.75% 4/15/2029 (d)		1,385,000	1,380,267
Intercontinental Exchange Inc 3.625% 9/1/2028		6,900,000	6,807,094
Intercontinental Exchange Inc 4.35% 6/15/2029		3,724,000	3,747,378
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		155,000	149,700
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,670,000	1,677,719
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		575,000	594,180
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		415,000	416,145
LPL Holdings Inc 4.9% 4/3/2028		3,189,000	3,229,584
Morgan Stanley 1.794% 2/13/2032 (b)		7,317,000	6,346,593
Morgan Stanley 2.239% 7/21/2032 (b)		4,900,000	4,304,944
Morgan Stanley 2.475% 1/21/2028 (b)		5,000,000	4,880,633
Morgan Stanley 2.699% 1/22/2031 (b)		6,227,000	5,803,439
Morgan Stanley 3.622% 4/1/2031 (b)		47,370,000	45,833,488
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	800,000	953,603
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	400,000	478,814
Morgan Stanley 4.21% 4/20/2028 (b)		6,115,000	6,116,090
Morgan Stanley 4.654% 10/18/2030 (b)		29,950,000	30,237,838
Morgan Stanley 4.889% 7/20/2033 (b)		49,499,000	49,902,897
Morgan Stanley 4.994% 4/12/2029 (b)		11,745,000	11,963,164
Morgan Stanley 5.164% 4/20/2029 (b)		16,000,000	16,357,816
Morgan Stanley 5.192% 4/17/2031 (b)		12,756,000	13,148,565
Morgan Stanley 5.23% 1/15/2031 (b)		8,629,000	8,906,843
Morgan Stanley 5.424% 7/21/2034 (b)		23,551,000	24,314,836
Morgan Stanley 5.449% 7/20/2029 (b)		16,012,000	16,522,968
Morgan Stanley 5.664% 4/17/2036 (b)		10,117,000	10,530,546
Morgan Stanley 6.342% 10/18/2033 (b)		39,945,000	43,661,127
MSCI Inc 5.25% 9/1/2035		16,672,000	16,538,557
Nasdaq Inc 5.95% 8/15/2053		1,132,000	1,153,610
Nasdaq Inc 6.1% 6/28/2063		6,000,000	6,152,968
Nuveen LLC 5.55% 1/15/2030 (d)		16,339,000	17,111,793
Nuveen LLC 5.85% 4/15/2034 (d)		4,000,000	4,183,329
S&P Global Inc 3.9% 3/1/2062		2,414,000	1,786,246
Sammons Financial Group Global Funding 4.95% 6/12/2030 (d)		20,600,000	20,922,537
Sammons Financial Group Global Funding 5.05% 1/10/2028 (d)		5,760,000	5,858,804
Sammons Financial Group Global Funding 5.1% 12/10/2029 (d)		15,100,000	15,494,155
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		985,000	1,033,923
			707,355,086
Consumer Finance - 0.4%
Ally Financial Inc 4.75% 6/9/2027		3,759,000	3,776,994
Ally Financial Inc 5.737% 5/15/2029 (b)		6,780,000	6,962,493
Ally Financial Inc 5.75% 11/20/2025		703,000	704,079
Ally Financial Inc 7.1% 11/15/2027		17,330,000	18,276,854
Ally Financial Inc 8% 11/1/2031		8,688,000	9,943,028
American Express Co 4.918% 7/20/2033 (b)		6,899,000	6,987,213
American Express Co 5.085% 1/30/2031 (b)		7,596,000	7,828,900
Capital One Financial Corp 1.878% 11/2/2027 (b)		5,931,000	5,762,673
Capital One Financial Corp 2.359% 7/29/2032 (b)		8,448,000	7,268,282
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,200,000	11,757,166
Capital One Financial Corp 3.65% 5/11/2027		21,700,000	21,505,847
Capital One Financial Corp 3.8% 1/31/2028		10,723,000	10,627,176
Capital One Financial Corp 4.1% 2/9/2027		13,375,000	13,344,640
Capital One Financial Corp 4.5% 1/30/2026		6,750,000	6,747,283
Capital One Financial Corp 4.927% 5/10/2028 (b)		6,900,000	6,969,636
Capital One Financial Corp 5.247% 7/26/2030 (b)		19,853,000	20,416,606
Capital One Financial Corp 5.7% 2/1/2030 (b)		1,100,000	1,140,271
Capital One Financial Corp 6.312% 6/8/2029 (b)		12,000,000	12,594,872
Capital One Financial Corp 7.624% 10/30/2031 (b)		22,914,000	25,997,544
Ford Motor Credit Co LLC 2.7% 8/10/2026		5,665,000	5,551,528
Ford Motor Credit Co LLC 3.375% 11/13/2025		9,760,000	9,727,874
Ford Motor Credit Co LLC 3.625% 6/17/2031		5,000,000	4,501,394
Ford Motor Credit Co LLC 4% 11/13/2030		16,400,000	15,249,492
Ford Motor Credit Co LLC 4.125% 8/17/2027		19,335,000	18,965,114
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	700,000	834,492
Ford Motor Credit Co LLC 4.95% 5/28/2027		20,213,000	20,164,249
Ford Motor Credit Co LLC 5.85% 5/17/2027		6,500,000	6,564,929
Ford Motor Credit Co LLC 5.875% 11/7/2029		15,700,000	15,868,775
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	725,000	980,761
Ford Motor Credit Co LLC 6.8% 5/12/2028		6,000,000	6,231,017
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	1,150,000	1,575,764
Ford Motor Credit Co LLC 6.95% 3/6/2026		195,000	196,588
Ford Motor Credit Co LLC 6.95% 6/10/2026		9,500,000	9,624,002
Navient Corp 6.75% 6/15/2026		1,050,000	1,061,466
OneMain Finance Corp 3.5% 1/15/2027		840,000	822,061
OneMain Finance Corp 3.875% 9/15/2028		650,000	623,089
OneMain Finance Corp 6.125% 5/15/2030		500,000	507,144
OneMain Finance Corp 6.625% 5/15/2029		240,000	246,789
OneMain Finance Corp 6.75% 3/15/2032		2,025,000	2,073,047
OneMain Finance Corp 7.125% 9/15/2032		805,000	838,215
PRA Group Inc 5% 10/1/2029 (d)		675,000	634,241
Synchrony Financial 3.95% 12/1/2027		8,239,000	8,127,646
			329,581,234
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (d)		10,500,000	10,585,148
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (d)		12,185,000	12,433,678
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031		2,057,000	1,839,613
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		6,000,000	6,209,673
Aviation Capital Group LLC 6.25% 4/15/2028 (d)		6,500,000	6,785,653
Aviation Capital Group LLC 6.75% 10/25/2028 (d)		6,500,000	6,926,151
Block Inc 2.75% 6/1/2026		465,000	457,121
Block Inc 3.5% 6/1/2031		620,000	572,759
Block Inc 5.625% 8/15/2030 (d)		390,000	398,659
Block Inc 6% 8/15/2033 (d)		310,000	318,262
Block Inc 6.5% 5/15/2032		1,195,000	1,238,174
Corebridge Financial Inc 3.65% 4/5/2027		1,888,000	1,870,638
Corebridge Financial Inc 3.85% 4/5/2029		600,000	591,425
Corebridge Financial Inc 3.9% 4/5/2032		24,473,000	23,143,838
Corebridge Financial Inc 4.35% 4/5/2042		2,247,000	1,890,626
Corebridge Financial Inc 4.4% 4/5/2052		5,916,000	4,724,247
Corebridge Global Funding 4.9% 12/3/2029 (d)		1,750,000	1,785,072
Corebridge Global Funding 5.9% 9/19/2028 (d)		18,426,000	19,270,817
Equitable Holdings Inc 4.35% 4/20/2028		5,724,000	5,745,976
Equitable Holdings Inc 4.572% 2/15/2029 (d)		1,989,000	1,991,887
Equitable Holdings Inc 5% 4/20/2048		10,215,000	9,136,421
Essent Group Ltd 6.25% 7/1/2029		8,400,000	8,810,596
Fiserv Inc 4.55% 2/15/2031		25,300,000	25,295,468
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		920,000	910,694
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		819,000	817,641
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		810,000	805,221
Jackson Financial Inc 3.125% 11/23/2031		15,333,000	13,856,767
Jackson Financial Inc 4% 11/23/2051		3,736,000	2,580,318
Jackson Financial Inc 5.17% 6/8/2027		10,297,000	10,429,611
Jackson Financial Inc 5.67% 6/8/2032		14,050,000	14,541,440
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029		6,524,000	6,240,220
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		21,344,000	18,901,841
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		24,530,000	22,608,501
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052		4,982,000	5,084,081
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)		670,000	685,951
NFE Financing LLC 12% 11/15/2029 (d)		294,395	108,189
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		1,045,000	1,052,130
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		810,000	829,308
Pine Street Trust II 5.568% 2/15/2049 (d)		7,700,000	7,080,265
Rexford Industrial Realty LP 2.15% 9/1/2031		2,886,000	2,503,118
Rocket Cos Inc 6.125% 8/1/2030 (d)		1,025,000	1,054,674
Rocket Cos Inc 6.375% 8/1/2033 (d)		1,430,000	1,483,947
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		1,055,000	1,005,795
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		520,000	539,170
UWM Holdings LLC 6.625% 2/1/2030 (d)		1,005,000	1,020,946
Voya Financial Inc 4.7% 1/23/2048 (b)		3,132,000	3,039,350
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		400,000	416,164
WEX Inc 6.5% 3/15/2033 (d)		820,000	838,994
			270,456,238
Insurance - 0.4%
200 Park Funding Trust 5.74% 2/15/2055 (d)		8,900,000	8,718,728
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		205,000	210,331
AFLAC Inc 3.6% 4/1/2030		387,000	378,543
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		1,320,000	1,301,252
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		245,000	250,445
AmFam Holdings Inc 2.805% 3/11/2031 (d)		5,464,000	4,730,934
Aon Corp 6.25% 9/30/2040		142,000	152,658
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		1,230,000	1,276,472
Arthur J Gallagher & Co 5% 2/15/2032		11,066,000	11,264,588
Arthur J Gallagher & Co 5.15% 2/15/2035		7,400,000	7,420,835
Arthur J Gallagher & Co 5.55% 2/15/2055		5,362,000	5,052,148
Assurant Inc 2.65% 1/15/2032		7,753,000	6,759,308
Assurant Inc 5.55% 2/15/2036		4,267,000	4,264,203
Athene Holding Ltd 6.875% 6/28/2055 (b)		1,025,000	1,033,128
Brown & Brown Inc 4.2% 3/17/2032		3,550,000	3,400,178
Brown & Brown Inc 4.9% 6/23/2030		7,661,000	7,756,344
Brown & Brown Inc 5.25% 6/23/2032		4,899,000	5,007,625
Brown & Brown Inc 5.55% 6/23/2035		5,476,000	5,581,602
Brown & Brown Inc 6.25% 6/23/2055		5,558,000	5,682,382
Equitable Financial Life Global Funding 1.3% 7/12/2026 (d)		1,724,000	1,682,144
Equitable Financial Life Global Funding 1.4% 8/27/2027 (d)		1,724,000	1,631,106
Equitable Financial Life Global Funding 1.7% 11/12/2026 (d)		4,197,000	4,074,509
Equitable Financial Life Global Funding 5% 3/27/2030 (d)		7,465,000	7,654,224
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		21,030,000	19,662,336
Fortitude Group Holdings LLC 6.25% 4/1/2030 (d)		10,817,000	11,239,287
Hartford Insurance Group Inc/The 4.3% 4/15/2043		679,000	574,812
Jackson National Life Global Funding 4.6% 10/1/2029 (d)		11,326,000	11,408,237
Jackson National Life Global Funding 5.35% 1/13/2030 (d)		5,750,000	5,963,506
Jackson National Life Global Funding 5.55% 7/2/2027 (d)		3,874,000	3,956,959
Liberty Mutual Group Inc 3.95% 5/15/2060 (d)		12,820,000	8,750,905
Lincoln National Corp 3.4% 1/15/2031		14,811,000	13,923,718
Marsh & McLennan Cos Inc 5.7% 9/15/2053		10,000,000	9,916,143
MassMutual Global Funding II 4.85% 1/17/2029 (d)		7,800,000	7,975,281
MetLife Inc 5.375% 7/15/2033		16,000,000	16,746,178
Pacific LifeCorp 3.35% 9/15/2050 (d)		7,037,000	4,723,874
Pacific LifeCorp 5.125% 1/30/2043 (d)		3,343,000	3,109,339
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		715,000	741,948
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (d)		24,600,000	25,597,567
Pine Street Trust III 6.223% 5/15/2054 (d)		12,000,000	11,918,613
Principal Financial Group Inc 3.7% 5/15/2029		1,714,000	1,682,218
Prudential Financial Inc 6% 9/1/2052 (b)		31,987,000	33,004,507
Reinsurance Group of America Inc 5.75% 9/15/2034		14,700,000	15,155,428
Reinsurance Group of America Inc 6% 9/15/2033		500,000	527,983
RGA Global Funding 5.448% 5/24/2029 (d)		7,900,000	8,196,536
Ryan Specialty LLC 4.375% 2/1/2030 (d)		650,000	628,226
Ryan Specialty LLC 5.875% 8/1/2032 (d)		795,000	800,438
Selective Insurance Group Inc 5.9% 4/15/2035		7,987,000	8,240,772
Symetra Life Insurance Co 6.55% 10/1/2055 (d)		3,667,000	3,727,356
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (d)		1,484,000	1,334,072
Unum Group 4% 6/15/2029		6,130,000	6,039,146
Unum Group 4.046% 8/15/2041 (d)		2,634,000	2,094,369
Unum Group 5.75% 8/15/2042		1,539,000	1,497,038
Western-Southern Global Funding 4.9% 5/1/2030 (d)		6,469,000	6,594,725
Willis North America Inc 4.5% 9/15/2028		1,897,000	1,913,552
			342,928,756
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		805,000	835,496
TOTAL FINANCIALS			3,198,718,106

Health Care - 0.5%
Biotechnology - 0.0%
Amgen Inc 4.663% 6/15/2051		3,736,000	3,171,646
Amgen Inc 5.15% 3/2/2028		1,959,000	2,004,766
Amgen Inc 5.25% 3/2/2033		1,595,000	1,637,455
Amgen Inc 5.65% 3/2/2053		753,000	728,264
Amgen Inc 5.75% 3/2/2063		1,373,000	1,319,582
Gilead Sciences Inc 5.1% 6/15/2035		5,700,000	5,780,551
Gilead Sciences Inc 5.5% 11/15/2054		9,000,000	8,752,531
Gilead Sciences Inc 5.6% 11/15/2064		9,000,000	8,759,657
			32,154,452
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp 2.75% 9/23/2026 (d)		1,414,000	1,388,319
Avantor Funding Inc 3.875% 11/1/2029 (d)		175,000	166,276
Avantor Funding Inc 4.625% 7/15/2028 (d)		1,515,000	1,491,044
Hologic Inc 3.25% 2/15/2029 (d)		945,000	902,821
Hologic Inc 4.625% 2/1/2028 (d)		65,000	64,367
Insulet Corp 6.5% 4/1/2033 (d)		395,000	409,515
Medline Borrower LP 3.875% 4/1/2029 (d)		730,000	700,980
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		1,325,000	1,361,166
Teleflex Inc 4.25% 6/1/2028 (d)		845,000	827,820
			7,312,308
Health Care Providers & Services - 0.4%
Acadia Healthcare Co Inc 5% 4/15/2029 (d)		635,000	620,654
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		400,000	416,554
Centene Corp 2.45% 7/15/2028		15,813,000	14,608,625
Centene Corp 2.5% 3/1/2031		23,665,000	20,164,181
Centene Corp 2.625% 8/1/2031		15,841,000	13,424,874
Centene Corp 3% 10/15/2030		9,668,000	8,543,489
Centene Corp 3.375% 2/15/2030		5,275,000	4,807,125
Centene Corp 4.25% 12/15/2027		9,890,000	9,658,120
Centene Corp 4.625% 12/15/2029		14,457,000	13,923,800
Cigna Group/The 4.375% 10/15/2028		3,698,000	3,718,053
Cigna Group/The 4.8% 8/15/2038		2,697,000	2,531,677
Cigna Group/The 4.9% 12/15/2048		517,000	449,203
Cigna Group/The 5.25% 2/15/2034		7,000,000	7,138,399
Cigna Group/The 5.4% 3/15/2033		8,000,000	8,287,139
CVS Health Corp 4.78% 3/25/2038		2,165,000	1,992,310
CVS Health Corp 5% 9/15/2032		1,227,000	1,232,639
CVS Health Corp 5.125% 2/21/2030		14,148,000	14,487,241
CVS Health Corp 5.25% 1/30/2031		5,087,000	5,231,086
CVS Health Corp 5.3% 6/1/2033		14,500,000	14,694,025
CVS Health Corp 5.4% 6/1/2029		6,500,000	6,718,423
CVS Health Corp 5.55% 6/1/2031		7,400,000	7,731,587
CVS Health Corp 5.875% 6/1/2053		5,000,000	4,736,870
CVS Health Corp 6.2% 9/15/2055		8,290,000	8,159,478
CVS Health Corp 6.75% 12/10/2054 (b)		485,000	491,648
CVS Health Corp 7% 3/10/2055 (b)		1,420,000	1,478,373
DaVita Inc 4.625% 6/1/2030 (d)		655,000	630,584
DaVita Inc 6.75% 7/15/2033 (d)		1,545,000	1,601,282
DaVita Inc 6.875% 9/1/2032 (d)		275,000	284,496
Elevance Health Inc 2.25% 5/15/2030		5,433,000	4,954,708
HCA Inc 3.125% 3/15/2027		4,517,000	4,443,921
HCA Inc 3.5% 9/1/2030		12,405,000	11,822,515
HCA Inc 3.625% 3/15/2032		2,557,000	2,378,115
HCA Inc 5.45% 4/1/2031		4,500,000	4,670,878
HCA Inc 5.625% 9/1/2028		9,085,000	9,369,563
HCA Inc 5.875% 2/1/2029		9,796,000	10,210,900
HealthEquity Inc 4.5% 10/1/2029 (d)		850,000	821,685
Humana Inc 1.35% 2/3/2027		2,069,000	1,987,201
Humana Inc 3.7% 3/23/2029		548,000	537,092
Humana Inc 3.95% 3/15/2027		2,000,000	1,993,842
Humana Inc 5.375% 4/15/2031		6,100,000	6,296,052
Icon Investments Six DAC 5.849% 5/8/2029		7,434,000	7,774,498
Icon Investments Six DAC 6% 5/8/2034		5,732,000	5,958,422
Molina Healthcare Inc 3.875% 11/15/2030 (d)		1,400,000	1,285,977
Molina Healthcare Inc 6.25% 1/15/2033 (d)		980,000	986,970
Prime Healthcare Foundation Inc 7% 12/1/2027		2,599,000	2,696,308
Sabra Health Care LP 3.2% 12/1/2031		26,025,000	23,515,306
Sabra Health Care LP 3.9% 10/15/2029		7,857,000	7,596,554
Tenet Healthcare Corp 4.625% 6/15/2028		2,785,000	2,753,395
Tenet Healthcare Corp 5.125% 11/1/2027		1,000,000	997,095
Tenet Healthcare Corp 6.125% 6/15/2030		970,000	984,815
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,395,000	2,414,855
UnitedHealth Group Inc 3.95% 10/15/2042		74,000	60,075
UnitedHealth Group Inc 4.625% 7/15/2035		418,000	405,901
UnitedHealth Group Inc 4.65% 1/15/2031		11,510,000	11,665,292
UnitedHealth Group Inc 4.75% 7/15/2045		1,023,000	903,138
UnitedHealth Group Inc 5.3% 6/15/2035		7,470,000	7,636,042
UnitedHealth Group Inc 5.95% 6/15/2055		5,201,000	5,196,276
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		395,000	405,359
			320,484,685
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (d)		415,000	413,325
IQVIA Inc 6.25% 6/1/2032 (d)		1,225,000	1,262,751
IQVIA Inc 6.5% 5/15/2030 (d)		1,005,000	1,042,135
			2,718,211
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,100,000	1,042,845
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		1,210,000	1,256,405
Bristol-Myers Squibb Co 5.2% 2/22/2034		7,000,000	7,186,932
Bristol-Myers Squibb Co 5.55% 2/22/2054		4,780,000	4,609,364
Bristol-Myers Squibb Co 5.65% 2/22/2064		6,900,000	6,608,846
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		8,545,000	8,896,276
Jazz Securities DAC 4.375% 1/15/2029 (d)		425,000	416,052
Mylan Inc 4.55% 4/15/2028		3,354,000	3,333,194
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		430,000	411,788
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		525,000	449,864
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (g)		6,476,000	6,337,742
Utah Acquisition Sub Inc 3.95% 6/15/2026		1,245,000	1,237,747
Viatris Inc 2.7% 6/22/2030		4,524,000	4,067,809
			44,812,019
TOTAL HEALTH CARE			408,524,520

Industrials - 0.5%
Aerospace & Defense - 0.3%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		515,000	529,122
Axon Enterprise Inc 6.25% 3/15/2033 (d)		475,000	491,012
Boeing Co 2.7% 2/1/2027		1,724,000	1,685,111
Boeing Co 2.75% 2/1/2026		2,071,000	2,055,118
Boeing Co 3.25% 2/1/2028		4,359,000	4,256,914
Boeing Co 3.625% 2/1/2031		14,000,000	13,367,625
Boeing Co 5.04% 5/1/2027		19,675,000	19,858,300
Boeing Co 5.15% 5/1/2030		55,693,000	57,126,001
Boeing Co 5.805% 5/1/2050		9,895,000	9,515,397
Boeing Co 6.259% 5/1/2027		649,000	667,831
Boeing Co 6.298% 5/1/2029		15,131,000	16,067,990
Boeing Co 6.388% 5/1/2031		7,220,000	7,841,425
Boeing Co 6.528% 5/1/2034		7,701,000	8,433,722
Boeing Co 6.858% 5/1/2054		17,614,000	19,315,400
Boeing Co 7.008% 5/1/2064		10,499,000	11,632,715
BWX Technologies Inc 4.125% 4/15/2029 (d)		720,000	692,925
BWX Technologies Inc 4.125% 6/30/2028 (d)		780,000	761,988
Hexcel Corp 5.875% 2/26/2035		2,383,000	2,429,910
Northrop Grumman Corp 4.03% 10/15/2047		3,355,000	2,660,749
RTX Corp 6.1% 3/15/2034		7,000,000	7,599,168
RTX Corp 6.4% 3/15/2054		6,800,000	7,356,639
TransDigm Inc 6% 1/15/2033 (d)		1,850,000	1,870,770
TransDigm Inc 6.25% 1/31/2034 (d)		140,000	143,647
TransDigm Inc 6.375% 3/1/2029 (d)		2,000,000	2,047,667
TransDigm Inc 6.375% 5/31/2033 (d)		1,240,000	1,256,478
TransDigm Inc 6.75% 1/31/2034 (d)		715,000	738,067
			200,401,691
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		1,360,000	1,409,437
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		1,650,000	1,638,275
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,415,000	1,329,987
Builders FirstSource Inc 6.75% 5/15/2035 (d)		805,000	839,497
Carlisle Cos Inc 2.75% 3/1/2030		6,227,000	5,820,073
Carrier Global Corp 2.493% 2/15/2027		518,000	506,821
Carrier Global Corp 2.7% 2/15/2031		6,352,000	5,837,888
Carrier Global Corp 5.9% 3/15/2034		3,165,000	3,373,916
Carrier Global Corp 6.2% 3/15/2054		1,748,000	1,858,525
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		1,050,000	1,078,377
JH North America Holdings Inc 6.125% 7/31/2032 (d)		1,020,000	1,035,275
Masterbrand Inc 7% 7/15/2032 (d)		610,000	631,901
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		415,000	423,553
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		600,000	619,268
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		435,000	416,851
			25,410,207
Commercial Services & Supplies - 0.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		590,000	607,627
Artera Services LLC 8.5% 2/15/2031 (d)		2,185,000	1,909,329
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		905,000	888,516
Clean Harbors Inc 5.125% 7/15/2029 (d)		325,000	322,027
Clean Harbors Inc 6.375% 2/1/2031 (d)		680,000	696,831
CoreCivic Inc 8.25% 4/15/2029		580,000	613,853
GEO Group Inc/The 10.25% 4/15/2031		185,000	203,939
GEO Group Inc/The 8.625% 4/15/2029		580,000	613,740
GFL Environmental Inc 6.75% 1/15/2031 (d)		310,000	323,619
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		1,110,000	1,101,675
OT Midco Inc 10% 2/15/2030 (d)		325,000	222,049
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)		635,000	615,158
Waste Pro USA Inc 7% 2/1/2033 (d)		600,000	627,379
Williams Scotsman Inc 6.625% 4/15/2030 (d)		800,000	828,060
			9,573,802
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		1,240,000	1,265,612
Dycom Industries Inc 4.5% 4/15/2029 (d)		420,000	409,709
			1,675,321
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		275,000	263,402
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (d)		3,410,000	3,493,412
Vertiv Group Corp 4.125% 11/15/2028 (d)		635,000	619,845
WESCO Distribution Inc 6.375% 3/15/2033 (d)		605,000	627,516
			5,004,175
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045		564,000	469,087
Burlington Northern Santa Fe LLC 4.4% 3/15/2042		1,397,000	1,230,280
CSX Corp 3.8% 4/15/2050		78,000	58,338
CSX Corp 4.3% 3/1/2048		5,524,000	4,555,797
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		650,000	660,920
Norfolk Southern Corp 3.155% 5/15/2055		2,000,000	1,269,864
Norfolk Southern Corp 5.35% 8/1/2054		3,400,000	3,235,909
XPO Inc 6.25% 6/1/2028 (d)		630,000	640,941
XPO Inc 7.125% 2/1/2032 (d)		750,000	786,642
			12,907,778
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)		800,000	786,890
Trane Technologies Financing Ltd 4.65% 11/1/2044		314,000	278,403
			1,065,293
Machinery - 0.0%
AGCO Corp 5.8% 3/21/2034		7,687,000	7,913,505
Allison Transmission Inc 3.75% 1/30/2031 (d)		900,000	830,641
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(d)		620,000	658,102
Enpro Inc 6.125% 6/1/2033 (d)		610,000	622,453
Esab Corp 6.25% 4/15/2029 (d)		780,000	802,007
Ingersoll Rand Inc 5.176% 6/15/2029		7,800,000	8,056,780
Ingersoll Rand Inc 5.314% 6/15/2031		8,500,000	8,873,201
Ingersoll Rand Inc 5.45% 6/15/2034		8,200,000	8,483,253
Ingersoll Rand Inc 5.7% 8/14/2033		4,393,000	4,629,778
			40,869,720
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029		1,869,368	1,817,403
American Airlines Inc 7.25% 2/15/2028 (d)		195,000	200,056
American Airlines Inc 8.5% 5/15/2029 (d)		320,000	335,343
American Airlines Inc equipment trust certificate 3.75% 4/15/2027		1,119,925	1,116,881
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027		1,284,479	1,273,753
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029		1,214,393	1,186,823
United Airlines Inc 4.375% 4/15/2026 (d)		1,455,000	1,450,233
			7,380,492
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		805,000	839,577
Booz Allen Hamilton Inc 5.95% 8/4/2033		10,000,000	10,441,920
CACI International Inc 6.375% 6/15/2033 (d)		790,000	814,839
Paychex Inc 5.1% 4/15/2030		4,791,000	4,931,143
Paychex Inc 5.35% 4/15/2032		17,604,000	18,210,323
Paychex Inc 5.6% 4/15/2035		14,647,000	15,159,918
TriNet Group Inc 3.5% 3/1/2029 (d)		805,000	753,739
TriNet Group Inc 7.125% 8/15/2031 (d)		635,000	660,321
Verisk Analytics Inc 4.5% 8/15/2030		6,743,000	6,770,139
Verisk Analytics Inc 5.125% 2/15/2036		13,301,000	13,213,552
			71,795,471
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.2% 1/15/2027		3,428,000	3,336,226
Air Lease Corp 3.75% 6/1/2026		5,000,000	4,972,090
Ferguson Enterprises Inc 5% 10/3/2034		7,219,000	7,146,834
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)		690,000	691,346
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		680,000	709,686
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)		465,000	494,272
Herc Holdings Inc 7% 6/15/2030 (d)		605,000	629,656
Herc Holdings Inc 7.25% 6/15/2033 (d)		575,000	603,167
QXO Building Products Inc 6.75% 4/30/2032 (d)		595,000	614,518
United Rentals North America Inc 3.75% 1/15/2032		805,000	741,938
United Rentals North America Inc 6.125% 3/15/2034 (d)		1,080,000	1,118,643
			21,058,376
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		360,000	373,063
TOTAL INDUSTRIALS			398,924,826

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 5.25% 4/5/2034		4,400,000	4,547,054
Coherent Corp 5% 12/15/2029 (d)		1,685,000	1,655,941
Dell International LLC / EMC Corp 3.375% 12/15/2041		3,736,000	2,781,189
Dell International LLC / EMC Corp 3.45% 12/15/2051		1,801,000	1,230,128
Dell International LLC / EMC Corp 5% 4/1/2030		3,232,000	3,312,443
Insight Enterprises Inc 6.625% 5/15/2032 (d)		400,000	411,826
Lightning Power LLC 7.25% 8/15/2032 (d)		975,000	1,034,331
Sensata Technologies Inc 3.75% 2/15/2031 (d)		690,000	634,200
TTM Technologies Inc 4% 3/1/2029 (d)		860,000	822,718
Vontier Corp 2.4% 4/1/2028		7,691,000	7,309,851
Vontier Corp 2.95% 4/1/2031		8,630,000	7,840,309
			31,579,990
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		225,000	218,946
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		470,000	484,100
ASGN Inc 4.625% 5/15/2028 (d)		1,700,000	1,663,790
CDW LLC / CDW Finance Corp 2.67% 12/1/2026		5,350,000	5,233,983
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		18,200,000	18,504,320
CDW LLC / CDW Finance Corp 5.55% 8/22/2034		10,150,000	10,274,236
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,010,000	1,006,280
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		125,000	124,438
CoreWeave Inc 9% 2/1/2031 (d)		375,000	371,249
CoreWeave Inc 9.25% 6/1/2030 (d)		850,000	853,047
Gartner Inc 3.75% 10/1/2030 (d)		255,000	239,931
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,530,000	1,449,516
VeriSign Inc 5.25% 6/1/2032		2,514,000	2,563,734
			42,987,570
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 1.95% 2/15/2028 (d)		2,879,000	2,738,981
Broadcom Inc 2.45% 2/15/2031 (d)		63,916,000	57,788,301
Broadcom Inc 2.6% 2/15/2033 (d)		23,971,000	20,717,931
Broadcom Inc 3.137% 11/15/2035 (d)		6,850,000	5,795,864
Broadcom Inc 3.187% 11/15/2036 (d)		6,678,000	5,574,381
Broadcom Inc 3.419% 4/15/2033 (d)		10,171,000	9,268,881
Broadcom Inc 3.5% 2/15/2041 (d)		20,866,000	16,539,274
Broadcom Inc 3.75% 2/15/2051 (d)		1,693,000	1,264,283
Broadcom Inc 4.15% 11/15/2030		1,724,000	1,707,159
Broadcom Inc 4.6% 7/15/2030		10,250,000	10,348,615
Broadcom Inc 4.9% 7/15/2032		10,200,000	10,325,142
Broadcom Inc 5.05% 7/12/2029		16,700,000	17,172,244
Broadcom Inc 5.15% 11/15/2031		16,700,000	17,267,924
Entegris Inc 4.375% 4/15/2028 (d)		1,255,000	1,220,251
Entegris Inc 5.95% 6/15/2030 (d)		990,000	1,002,724
Marvell Technology Inc 2.45% 4/15/2028		4,982,000	4,769,638
Marvell Technology Inc 4.75% 7/15/2030		2,698,000	2,722,592
Marvell Technology Inc 4.875% 6/22/2028		6,400,000	6,487,320
Marvell Technology Inc 5.45% 7/15/2035		2,988,000	3,038,798
Micron Technology Inc 2.703% 4/15/2032		2,039,000	1,794,804
Micron Technology Inc 3.366% 11/1/2041		2,223,000	1,662,484
Micron Technology Inc 3.477% 11/1/2051		2,229,000	1,518,061
Micron Technology Inc 5.3% 1/15/2031		9,833,000	10,146,976
Micron Technology Inc 5.327% 2/6/2029		4,300,000	4,421,022
Micron Technology Inc 5.65% 11/1/2032		7,400,000	7,737,646
Micron Technology Inc 5.8% 1/15/2035		8,600,000	8,889,933
Micron Technology Inc 6.05% 11/1/2035		7,400,000	7,774,943
Micron Technology Inc 6.75% 11/1/2029		10,100,000	10,965,137
ON Semiconductor Corp 3.875% 9/1/2028 (d)		500,000	485,859
Qorvo Inc 4.375% 10/15/2029		985,000	964,749
Wolfspeed Inc 7.9583% 6/23/2030 (d)(f)(g)(q)		270,296	269,620
			252,381,537
Software - 0.1%
AppLovin Corp 5.125% 12/1/2029		3,600,000	3,681,797
AppLovin Corp 5.375% 12/1/2031		10,700,000	11,025,091
Crowdstrike Holdings Inc 3% 2/15/2029		655,000	617,296
Elastic NV 4.125% 7/15/2029 (d)		1,510,000	1,451,054
Ellucian Holdings Inc 6.5% 12/1/2029 (d)		200,000	203,456
Fair Isaac Corp 4% 6/15/2028 (d)		1,130,000	1,100,950
Fair Isaac Corp 6% 5/15/2033 (d)		1,020,000	1,033,686
Fiserv Funding ULC 3.5% 6/15/2032	EUR	300,000	348,320
Gen Digital Inc 6.25% 4/1/2033 (d)		565,000	580,991
Oracle Corp 2.875% 3/25/2031		7,473,000	6,851,622
Oracle Corp 5.375% 7/15/2040		135,000	130,649
Roper Technologies Inc 1.4% 9/15/2027		1,724,000	1,633,716
Roper Technologies Inc 1.75% 2/15/2031		3,736,000	3,239,446
Roper Technologies Inc 2% 6/30/2030		4,476,000	4,018,850
Roper Technologies Inc 2.95% 9/15/2029		2,830,000	2,699,929
Roper Technologies Inc 4.45% 9/15/2030		4,852,000	4,862,021
Roper Technologies Inc 4.5% 10/15/2029		6,800,000	6,853,880
Roper Technologies Inc 5.1% 9/15/2035		16,564,000	16,523,733
VMware LLC 1.4% 8/15/2026		925,000	899,376
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		550,000	547,173
			68,303,036
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		360,000	364,294
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		2,115,000	2,246,542
			2,610,836
TOTAL INFORMATION TECHNOLOGY			397,862,969

Materials - 0.1%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		561,447	498,284
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)		825,000	821,173
Axalta Coating Systems LLC 3.375% 2/15/2029 (d)		435,000	410,936
Celanese US Holdings LLC 6.5% 4/15/2030		485,000	489,418
Celanese US Holdings LLC 6.665% 7/15/2027 (b)		7,526,000	7,744,164
Celanese US Holdings LLC 6.75% 4/15/2033		750,000	755,410
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		12,251,000	12,767,821
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		15,417,000	16,029,780
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		7,254,000	7,547,889
Chemours Co/The 4.625% 11/15/2029 (d)		1,100,000	982,240
Chemours Co/The 5.75% 11/15/2028 (d)		1,015,000	977,357
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (d)		2,309,000	2,355,815
Dow Chemical Co/The 5.15% 2/15/2034		12,200,000	12,125,598
International Flavors & Fragrances Inc 1.23% 10/1/2025 (d)		142,000	141,578
International Flavors & Fragrances Inc 1.832% 10/15/2027 (d)		1,819,000	1,724,865
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		2,599,000	2,324,626
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		210,000	207,948
LSB Industries Inc 6.25% 10/15/2028 (d)		460,000	456,385
LYB International Finance III LLC 1.25% 10/1/2025		1,661,000	1,656,276
Methanex US Operations Inc 6.25% 3/15/2032 (d)		885,000	893,026
Olin Corp 5% 2/1/2030		215,000	208,687
Olin Corp 6.625% 4/1/2033 (d)		630,000	629,183
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		455,000	477,001
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		620,000	622,492
Tronox Inc 4.625% 3/15/2029 (d)		430,000	317,440
WR Grace Holdings LLC 4.875% 6/15/2027 (d)		439,000	435,468
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		320,000	299,402
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		750,000	747,900
			74,648,162
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028 (d)		1,949,000	1,973,134
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		1,005,000	1,036,508
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		1,195,000	1,274,781
VM Consolidated Inc 5.5% 4/15/2029 (d)		675,000	668,042
			4,952,465
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)		885,000	836,380
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		685,000	628,579
Ball Corp 2.875% 8/15/2030		965,000	872,966
Ball Corp 3.125% 9/15/2031		955,000	860,817
Ball Corp 5.5% 9/15/2033		625,000	632,548
Ball Corp 6% 6/15/2029		395,000	404,201
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		605,000	621,616
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		275,000	282,728
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)		1,440,000	1,456,567
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		530,000	497,745
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		870,000	883,961
Sealed Air Corp 5% 4/15/2029 (d)		210,000	208,289
Sealed Air Corp 6.875% 7/15/2033 (d)		390,000	421,309
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		270,000	273,888
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		515,000	542,194
			9,423,788
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		170,000	179,303
Alumina Pty Ltd 6.375% 9/15/2032 (d)		1,220,000	1,244,229
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)		790,000	722,297
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		400,000	397,659
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		1,610,000	1,632,119
Commercial Metals Co 3.875% 2/15/2031		915,000	849,346
Commercial Metals Co 4.375% 3/15/2032		220,000	206,086
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		1,045,000	1,027,155
Novelis Corp 3.875% 8/15/2031 (d)		470,000	426,241
			6,684,435
TOTAL MATERIALS			95,708,850

Real Estate - 0.9%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		14,650,000	14,696,118
Piedmont Operating Partnership LP 2.75% 4/1/2032		3,748,000	3,168,276
Piedmont Operating Partnership LP 6.875% 7/15/2029		10,020,000	10,602,120
Store Capital LLC 2.7% 12/1/2031		8,095,000	7,045,898
Store Capital LLC 2.75% 11/18/2030		4,066,000	3,669,387
Store Capital LLC 4.625% 3/15/2029		2,374,000	2,356,597
VICI Properties LP 4.75% 2/15/2028		14,680,000	14,795,303
VICI Properties LP 4.75% 4/1/2028		6,305,000	6,373,553
VICI Properties LP 4.95% 2/15/2030		21,594,000	21,836,046
VICI Properties LP 5.125% 11/15/2031		5,400,000	5,466,817
VICI Properties LP 5.125% 5/15/2032		14,187,000	14,236,481
VICI Properties LP 5.75% 4/1/2034		4,314,000	4,436,485
Vornado Realty LP 2.15% 6/1/2026		4,402,000	4,306,205
Vornado Realty LP 3.4% 6/1/2031		12,870,000	11,475,833
WP Carey Inc 2.4% 2/1/2031		3,511,000	3,128,296
WP Carey Inc 3.85% 7/15/2029		1,991,000	1,958,318
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	363,787
			129,915,520
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		8,258,000	6,915,518
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		7,224,000	7,340,502
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,868,000	1,755,636
Healthcare Realty Holdings LP 3.5% 8/1/2026		1,945,000	1,927,775
Healthpeak OP LLC 4.75% 1/15/2033		22,285,000	22,133,041
Omega Healthcare Investors Inc 3.25% 4/15/2033		25,514,000	22,202,914
Omega Healthcare Investors Inc 3.375% 2/1/2031		11,878,000	10,981,368
Omega Healthcare Investors Inc 3.625% 10/1/2029		8,376,000	8,016,294
Omega Healthcare Investors Inc 4.5% 4/1/2027		716,000	716,786
Omega Healthcare Investors Inc 4.75% 1/15/2028		11,294,000	11,385,302
Omega Healthcare Investors Inc 5.25% 1/15/2026		6,569,000	6,569,527
Ventas Realty LP 2.5% 9/1/2031		25,590,000	22,785,179
Ventas Realty LP 3% 1/15/2030		16,847,000	15,930,876
Ventas Realty LP 4% 3/1/2028		2,553,000	2,540,430
Ventas Realty LP 4.125% 1/15/2026		999,000	996,963
Ventas Realty LP 4.4% 1/15/2029		6,227,000	6,245,813
Ventas Realty LP 4.75% 11/15/2030		16,500,000	16,647,878
Ventas Realty LP 5.1% 7/15/2032		14,363,000	14,696,599
			179,788,401
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)		945,000	919,827
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		300,000	309,774
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		560,000	575,570
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		440,000	454,462
			2,259,633
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		1,445,000	1,314,829
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		4,766,000	4,768,935
COPT Defense Properties LP 2% 1/15/2029		7,631,000	7,046,534
COPT Defense Properties LP 2.25% 3/15/2026		3,486,000	3,436,745
COPT Defense Properties LP 2.75% 4/15/2031		8,767,000	7,902,306
COPT Defense Properties LP 2.9% 12/1/2033		17,416,000	14,648,888
Hudson Pacific Properties LP 3.95% 11/1/2027		2,573,000	2,459,750
Hudson Pacific Properties LP 4.65% 4/1/2029		10,668,000	9,804,782
Hudson Pacific Properties LP 5.95% 2/15/2028		17,949,000	17,558,636
Kilroy Realty LP 5.875% 10/15/2035		3,943,000	3,924,402
			71,550,978
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		4,382,000	4,266,558
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,896,000	1,818,143
Brandywine Operating Partnership LP 8.3% 3/15/2028		16,730,000	17,790,799
Brandywine Operating Partnership LP 8.875% 4/12/2029		22,481,000	24,440,782
CBRE Services Inc 2.5% 4/1/2031		10,225,000	9,190,133
Essex Portfolio LP 5.5% 4/1/2034		4,442,000	4,584,433
Extra Space Storage LP 4.95% 1/15/2033		10,409,000	10,442,661
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		1,105,000	1,029,180
Tanger Properties LP 2.75% 9/1/2031		16,949,000	15,106,835
Tanger Properties LP 3.125% 9/1/2026		2,628,000	2,587,573
Tanger Properties LP 3.875% 7/15/2027		11,191,000	11,068,145
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		655,000	663,255
			102,988,497
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,482,000	1,308,856
American Homes 4 Rent LP 3.375% 7/15/2051		2,291,000	1,502,865
American Homes 4 Rent LP 3.625% 4/15/2032		8,742,000	8,132,362
American Homes 4 Rent LP 4.3% 4/15/2052		5,604,000	4,321,716
American Homes 4 Rent LP 4.95% 6/15/2030		2,538,000	2,588,024
American Homes 4 Rent LP 5.5% 7/15/2034		10,177,000	10,416,447
Invitation Homes Operating Partnership LP 2% 8/15/2031		2,893,000	2,484,602
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		13,560,000	12,970,863
Invitation Homes Operating Partnership LP 4.875% 2/1/2035		8,722,000	8,520,282
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		13,634,000	13,603,870
Sun Communities Operating LP 2.3% 11/1/2028		4,282,000	4,051,922
Sun Communities Operating LP 2.7% 7/15/2031		9,688,000	8,768,181
Sun Communities Operating LP 4.2% 4/15/2032		9,341,000	8,974,317
UDR Inc 2.1% 8/1/2032		4,480,000	3,778,823
UDR Inc 5.125% 9/1/2034		5,000,000	5,019,639
			96,442,769
Retail REITs - 0.2%
Agree LP 4.8% 10/1/2032		6,806,000	6,779,820
Agree LP 5.6% 6/15/2035		12,659,000	13,022,918
Agree LP 5.625% 6/15/2034		18,770,000	19,306,178
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,487,000	10,276,669
Brixmor Operating Partnership LP 4.125% 5/15/2029		20,383,000	20,201,510
Brixmor Operating Partnership LP 4.125% 6/15/2026		5,827,000	5,810,184
Brixmor Operating Partnership LP 5.5% 2/15/2034		6,800,000	6,930,246
Kimco Realty OP LLC 2.25% 12/1/2031		15,265,000	13,406,656
Kimco Realty OP LLC 6.4% 3/1/2034		20,000,000	21,880,360
Kite Realty Group LP 5.5% 3/1/2034		5,568,000	5,695,033
Kite Realty Group Trust 4.75% 9/15/2030		20,325,000	20,391,082
NNN REIT Inc 5.6% 10/15/2033		12,000,000	12,480,037
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035		9,000,000	8,785,581
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		12,448,000	12,855,155
Realty Income Corp 2.1% 3/15/2028		1,631,000	1,554,145
Realty Income Corp 2.2% 6/15/2028		1,380,000	1,314,396
Realty Income Corp 2.85% 12/15/2032		1,998,000	1,776,156
Realty Income Corp 3.25% 1/15/2031		1,828,000	1,728,246
Realty Income Corp 3.375% 6/20/2031	EUR	900,000	1,058,871
Realty Income Corp 3.4% 1/15/2028		2,874,000	2,837,406
Simon Property Group LP 2.45% 9/13/2029		3,008,000	2,821,907
			190,912,556
Specialized REITs - 0.0%
American Tower Corp 2.1% 6/15/2030		3,550,000	3,192,751
American Tower Corp 3.625% 5/30/2032	EUR	1,150,000	1,365,780
American Tower Corp 4.9% 3/15/2030		7,500,000	7,644,177
Iron Mountain Inc 4.875% 9/15/2029 (d)		1,050,000	1,032,097
Millrose Properties Inc 6.375% 8/1/2030 (d)		1,040,000	1,049,360
SBA Communications Corp 3.125% 2/1/2029		2,395,000	2,250,749
			16,534,914
TOTAL REAL ESTATE			791,708,097

Utilities - 0.8%
Electric Utilities - 0.5%
AEP Transmission Co LLC 5.375% 6/15/2035		5,000,000	5,122,057
Alabama Power Co 3.05% 3/15/2032		18,116,000	16,604,545
Alabama Power Co 5.1% 4/2/2035		8,723,000	8,831,336
American Transmission Systems Inc 2.65% 1/15/2032 (d)		5,846,000	5,195,471
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		1,355,000	1,246,338
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		140,000	138,440
Cleco Corporate Holdings LLC 3.375% 9/15/2029		11,796,000	11,016,938
Cleco Corporate Holdings LLC 3.743% 5/1/2026		19,755,000	19,617,263
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (d)		5,498,000	5,388,803
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		2,055,000	2,141,804
Consolidated Edison Co of New York Inc 5.125% 3/15/2035		9,000,000	9,207,722
Consolidated Edison Co of New York Inc 5.2% 3/1/2033		8,097,000	8,364,450
Consolidated Edison Co of New York Inc 5.5% 3/15/2034		5,000,000	5,218,299
Consolidated Edison Co of New York Inc 5.5% 3/15/2055		9,000,000	8,643,219
Consolidated Edison Co of New York Inc 6.3% 8/15/2037		5,000,000	5,478,906
DPL Inc 4.35% 4/15/2029		7,785,000	7,705,047
Duke Energy Carolinas LLC 4.95% 1/15/2033		8,000,000	8,179,114
Duke Energy Corp 2.45% 6/1/2030		5,890,000	5,414,646
Duke Energy Corp 2.55% 6/15/2031		4,359,000	3,923,214
Duke Energy Corp 3.85% 6/15/2034	EUR	1,450,000	1,681,930
Duke Energy Corp 4.3% 3/15/2028		2,316,000	2,327,768
Duke Energy Corp 4.5% 8/15/2032		12,535,000	12,367,860
Duke Energy Corp 5% 8/15/2052		17,535,000	15,294,400
Duke Energy Corp 6.1% 9/15/2053		8,700,000	8,837,889
Duke Energy Indiana LLC 4.9% 7/15/2043		1,678,000	1,520,401
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		7,005,000	6,254,652
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		11,501,000	10,114,850
Duquesne Light Holdings Inc 3.616% 8/1/2027 (d)		2,736,000	2,682,899
Edison International 7.875% 6/15/2054 (b)		534,000	527,893
Edison International 8.125% 6/15/2053 (b)		160,000	160,057
Exelon Corp 2.75% 3/15/2027		269,000	263,510
Exelon Corp 3.35% 3/15/2032		20,066,000	18,629,451
Exelon Corp 4.05% 4/15/2030		4,724,000	4,672,692
Exelon Corp 4.1% 3/15/2052		379,000	287,717
Exelon Corp 5.15% 3/15/2029		6,500,000	6,688,394
Exelon Corp 5.3% 3/15/2033		9,000,000	9,289,821
Exelon Corp 5.45% 3/15/2034		7,200,000	7,420,845
Exelon Corp 5.6% 3/15/2053		6,800,000	6,441,847
FirstEnergy Corp 1.6% 1/15/2026		199,000	196,643
FirstEnergy Corp 2.25% 9/1/2030		5,756,000	5,168,891
FirstEnergy Corp 2.65% 3/1/2030		11,794,000	10,939,812
FirstEnergy Corp 3.4% 3/1/2050		7,000,000	4,700,318
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (d)		6,490,000	6,641,569
FirstEnergy Transmission LLC 4.55% 1/15/2030		3,100,000	3,124,828
FirstEnergy Transmission LLC 4.75% 1/15/2033 (d)		13,738,000	13,698,916
Georgia Power Co 4.65% 5/16/2028		5,500,000	5,581,363
Georgia Power Co 5.25% 3/15/2034		8,750,000	8,968,673
Indianapolis Power & Light Co 5.7% 4/1/2054 (d)		5,000,000	4,889,054
IPALCO Enterprises Inc 4.25% 5/1/2030		8,967,000	8,758,125
IPALCO Enterprises Inc 5.75% 4/1/2034		22,200,000	22,388,152
ITC Holdings Corp 5.65% 5/9/2034 (d)		11,700,000	12,112,472
Monongahela Power Co 5.85% 2/15/2034 (d)		6,875,000	7,229,680
NRG Energy Inc 3.625% 2/15/2031 (d)		1,080,000	996,203
NRG Energy Inc 5.25% 6/15/2029 (d)		484,000	482,564
NRG Energy Inc 5.75% 1/15/2028		1,136,000	1,139,599
NRG Energy Inc 6.25% 11/1/2034 (d)		1,305,000	1,337,948
Ohio Edison Co 4.95% 12/15/2029 (d)		4,124,000	4,214,921
Pacific Gas and Electric Co 5.9% 10/1/2054		8,600,000	8,041,627
PG&E Corp 5% 7/1/2028		420,000	415,217
PG&E Corp 7.375% 3/15/2055 (b)		1,850,000	1,835,911
Pinnacle West Capital Corp 4.9% 5/15/2028		1,765,000	1,791,366
Pinnacle West Capital Corp 5.15% 5/15/2030		3,419,000	3,517,301
PPL Capital Funding Inc 5.25% 9/1/2034		7,291,000	7,405,928
Southern Co/The 1.875% 9/15/2081 (b)	EUR	2,400,000	2,700,641
Southern Co/The 3.7% 4/30/2030		9,229,000	9,007,134
Southern Co/The 4.4% 7/1/2046		8,095,000	6,724,596
Southern Co/The 4.85% 3/15/2035		4,650,000	4,565,568
Southern Co/The 5.113% 8/1/2027 (g)		1,724,000	1,757,097
Southern Co/The 5.5% 3/15/2029		7,200,000	7,505,553
Southern Co/The 5.7% 3/15/2034		11,450,000	11,990,096
Tampa Electric Co 6.55% 5/15/2036		280,000	308,203
Virginia Electric and Power Co 2.3% 11/15/2031		2,300,000	2,030,987
Virginia Electric and Power Co 2.4% 3/30/2032		1,724,000	1,513,306
Virginia Electric and Power Co 3.75% 5/15/2027		2,000,000	1,990,022
Virginia Electric and Power Co 5.55% 8/15/2054		2,334,000	2,248,140
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		630,000	615,767
Vistra Operations Co LLC 5% 7/31/2027 (d)		3,190,000	3,181,386
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		1,015,000	1,015,411
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		1,525,000	1,620,284
Xcel Energy Inc 3.5% 12/1/2049		4,570,000	3,118,573
Xcel Energy Inc 4.8% 9/15/2041		311,000	277,016
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		610,000	623,014
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		350,000	366,007
			461,638,370
Gas Utilities - 0.0%
Boston Gas Co 4.487% 2/15/2042 (d)		1,118,000	940,455
Southern Co Gas Capital Corp 3.15% 9/30/2051		3,046,000	1,924,325
			2,864,780
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 1.375% 1/15/2026		3,793,000	3,744,633
AES Corp/The 2.45% 1/15/2031		75,541,000	67,682,362
AES Corp/The 3.95% 7/15/2030 (d)		21,858,000	21,094,541
Alpha Generation LLC 6.75% 10/15/2032 (d)		800,000	824,781
Sunnova Energy Corp 5.875% (d)(q)		760,000	2,280
TerraForm Power Operating LLC 5% 1/31/2028 (d)		421,000	417,410
			93,766,007
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028		2,069,000	2,030,783
Berkshire Hathaway Energy Co 3.7% 7/15/2030		161,000	157,704
DTE Energy Co 5.2% 4/1/2030		9,729,000	10,028,250
NiSource Inc 1.7% 2/15/2031		3,114,000	2,696,741
NiSource Inc 2.95% 9/1/2029		21,895,000	20,890,143
NiSource Inc 3.6% 5/1/2030		21,588,000	20,919,668
NiSource Inc 4.375% 5/15/2047		3,114,000	2,568,600
NiSource Inc 4.8% 2/15/2044		4,982,000	4,416,592
NiSource Inc 5% 6/15/2052		2,180,000	1,920,034
NiSource Inc 5.25% 2/15/2043		132,000	124,057
NiSource Inc 5.25% 3/30/2028		4,400,000	4,521,064
NiSource Inc 5.35% 4/1/2034		9,500,000	9,717,291
NiSource Inc 5.4% 6/30/2033		5,000,000	5,145,269
NiSource Inc 5.95% 6/15/2041		2,375,000	2,413,405
Public Service Enterprise Group Inc 4.9% 3/15/2030		2,250,000	2,300,477
Puget Energy Inc 2.379% 6/15/2028		6,588,000	6,251,324
Puget Energy Inc 4.1% 6/15/2030		7,982,000	7,781,614
Puget Energy Inc 4.224% 3/15/2032		27,701,000	26,270,467
Puget Energy Inc 5.725% 3/15/2035		9,712,000	9,878,597
Sempra 6% 10/15/2039		2,744,000	2,802,127
Sempra 6.375% 4/1/2056 (b)		1,050,000	1,058,458
WEC Energy Group Inc 2.2% 12/15/2028		3,114,000	2,926,514
			146,819,179
TOTAL UTILITIES			705,088,336

TOTAL UNITED STATES			7,765,121,431
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		235,000	237,268
First Quantum Minerals Ltd 8% 3/1/2033 (d)		1,145,000	1,189,119

TOTAL ZAMBIA			1,426,387
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,997,936,650)			10,091,290,914

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 5.75% 7/15/2080 (b)		3,553,000	3,575,197
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.2299% (b)(c)(p)		19,859,000	19,975,480
TOTAL CANADA			23,550,677
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(o)(p)	EUR	2,370,000	2,519,230
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(o)(p)	EUR	850,000	1,101,916
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (b)(d)(p)		615,000	634,408
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (b)(o)(p)	EUR	500,000	596,167
Volkswagen International Finance NV 3.875% (b)(o)(p)	EUR	2,300,000	2,648,836
			3,245,003
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(p)		4,750,000	4,948,018
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(o)(p)	EUR	3,900,000	4,605,937
Grand City Properties SA 1.5% (b)(o)(p)	EUR	1,500,000	1,708,684
			11,262,639
TOTAL GERMANY			14,507,642
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(o)(p)	EUR	195,000	228,945
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(o)(p)(q)	EUR	1,385,000	1,166,665

TOTAL SWEDEN			1,395,610
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(f)(o)(p)(q)		4,925,000	418,625
UBS Group AG 4.375% (b)(d)(p)		2,239,000	2,013,067
UBS Group AG 4.875% (b)(d)(p)		4,770,000	4,704,579
UBS Group AG 7% (b)(d)(p)		220,000	224,092

TOTAL SWITZERLAND			7,360,363
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(o)(p)	EUR	3,000,000	3,560,513
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (b)(p)		1,025,000	1,075,332
Barclays PLC 8.875% (b)(o)(p)	GBP	500,000	724,777
HSBC Holdings PLC 7.05% (b)(p)		815,000	854,584
			2,654,693
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(o)(p)	GBP	670,000	634,494
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(o)(p)	GBP	1,135,000	1,542,230
TOTAL UNITED KINGDOM			8,391,930
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (b)(p)		1,210,000	1,267,222
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(c)(p)		1,030,000	1,034,549
			2,301,771
Financials - 0.0%
Banks - 0.0%
Bank of America Corp 6.25% (b)(p)		1,450,000	1,460,903
BW Real Estate Inc 9.5% (b)(d)(p)		615,000	633,638
Citigroup Inc 6.75% (b)(p)		910,000	920,213
Citigroup Inc 6.875% (b)(p)		825,000	845,718
Citigroup Inc 7.125% (b)(p)		770,000	790,871
JPMorgan Chase & Co 6.5% (b)(p)		805,000	835,609
Wells Fargo & Co 7.625% (b)(p)		640,000	693,875
			6,180,827
Capital Markets - 0.0%
Charles Schwab Corp/The 4% (b)(p)		1,030,000	951,942
Goldman Sachs Group Inc/The 6.85% (b)(p)		1,005,000	1,039,138
			1,991,080
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(p)		2,375,000	2,316,180
TOTAL FINANCIALS			10,488,087

TOTAL UNITED STATES			12,789,858
TOTAL PREFERRED SECURITIES (Cost $74,019,943)			72,251,634

U.S. Government Agency - Mortgage Securities - 24.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.7%
Fannie Mae 2% 3/1/2052	8,502,041	6,808,150
Fannie Mae 2.5% 1/1/2052	9,875,493	8,265,889
Fannie Mae 2.5% 4/1/2052	10,572,187	8,908,498
Fannie Mae 2.5% 5/1/2052	767,657	644,695
Fannie Mae 2.5% 6/1/2052	23,297,710	19,747,962
Fannie Mae 3% 6/1/2052	614,010	542,490
Fannie Mae 3.5% 12/1/2036	2,146,899	2,096,396
Fannie Mae 3.5% 5/1/2036	1,666,505	1,628,989
Fannie Mae 5.5% 2/1/2055	16,006,169	16,261,586
Fannie Mae 6.5% 7/1/2054	5,858,847	6,159,626
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	5,672	5,834
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	1,400	1,437
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	615	628
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	2,583	2,652
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	5,179	5,346
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	1,036	1,068
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 6.359% 8/1/2035 (b)(c)	2,758	2,834
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	1,072	1,102
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.069% 5/1/2035 (b)(c)	7,765	7,970
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(c)	1,486	1,529
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	2,432	2,495
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	3,522	3,630
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.697%, 6.622% 7/1/2043 (b)(c)	61,422	63,853
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (b)(c)	6,681	6,952
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (b)(c)	9,620	9,973
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(c)	1,889	1,943
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (b)(c)	16,415	17,101
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,641	1,711
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	21,312	22,195
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (b)(c)	195,875	204,025
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	3,067	3,182
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (b)(c)	3,402	3,549
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	9,436	9,842
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	3,006	3,132
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.724% 2/1/2035 (b)(c)	11,701	12,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (b)(c)	968	998
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	13,069	13,582
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	2,582	2,643
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	8,415	8,595
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(c)	3,621	3,690
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.701% 7/1/2034 (b)(c)	3,671	3,757
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	71,155,166	61,488,758
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	25,963,135	23,329,902
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	16,533,164	14,820,172
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	4,249,992	3,556,792
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	23,971,430	18,193,464
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	10,206,613	9,171,437
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	9,721,931	8,735,913
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	5,268,237	4,733,922
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	463,187	416,210
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	316,944	284,799
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	2,500,334	2,095,962
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (u)	32,185,570	26,695,056
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	45,763	34,890
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	9,034,579	8,118,274
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	321,187	288,611
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	9,321,584	7,807,475
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	156,142	118,701
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	698,286	626,373
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	688,935	617,985
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	674,912	605,407
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,603,445	2,176,991
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	28,018,315	21,404,998
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	19,371,787	14,702,498
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	888,273	796,795
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	877,538	787,165
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	284,683	255,365
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,659,699	2,222,430
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	929,856	705,728
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,717,735	1,540,835
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	916,433	822,055
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	478,761	429,456
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	30,246	22,956
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	970,220	869,696
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	952,794	854,671
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,800,246	1,382,637
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	680,298	609,813
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	974,916	873,905
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	68,608	52,285
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	339,616	257,756
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	95,208	85,552
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,010,895	906,157
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	12,047,172	11,152,057
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	36,167,652	28,984,452
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	40,104,434	32,390,009
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	900,386	721,281
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	861,527	687,190
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	207,065	166,199
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	9,216,062	8,496,741
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	913,062	795,177
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	8,150,951	7,018,090
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,717,105	1,480,492
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	35,189	30,342
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,874,995	7,206,644
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	42,359	34,330
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	30,418,023	24,528,838
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	28,940,620	23,391,737
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,546,291	17,442,080
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	10,090,686	8,064,518
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,379,536	6,772,899
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,633,499	2,941,378
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	176,207	140,825
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	302,905	278,553
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	46,596,784	40,530,717
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	13,739,512	11,847,264
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	10,999,584	9,483,124
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	7,836,592	6,753,561
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,703,489	1,468,117
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,022,127	4,043,523
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	29,721,873	24,060,349
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,742,725	15,149,118
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	12,532,493	10,164,843
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,987,096	2,394,767
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,082,012	875,907
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	748,108	605,606
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	607,428	488,686
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	191,706	153,212
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	52,390	41,870
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	46,844	37,321
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	24,933	19,927
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	41,682,570	38,390,135
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	510,746	469,126
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,784,793	3,289,717
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	2,797,708	2,439,566
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	4,031,619	3,469,382
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	11,256,001	9,031,017
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	196,959	159,564
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	39,021,699	31,539,936
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,739,713	10,273,198
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	11,419,457	9,229,965
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	9,063,759	7,325,934
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,343,203	5,134,928
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,185,381	4,191,170
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	947,417	754,811
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	168,863	134,956
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,618,279	3,539,706
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	2,261,689	2,088,696
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	682,593	629,956
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	613,129	563,166
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	472,440	436,452
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	464,647	430,269
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	247,243	230,032
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	31,605	27,433
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	108,221	86,863
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	13,561	10,884
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	17,996,546	14,416,657
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	16,973,246	13,734,820
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,017,045	2,410,292
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,176,211	951,060
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	852,717	682,828
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	524,108	423,783
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	289,172	230,769
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	925,378	849,970
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	595,380	546,864
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	599,451	553,038
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	4,309,934	3,738,505
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	8,158,734	6,487,349
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	997,410	793,083
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	454,497	367,781
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	345,773	280,125
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	195,337	156,786
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	43,359	34,788
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	15,543,101	12,582,398
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	13,958,107	11,290,595
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,881,869	8,778,449
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,510,012	8,504,745
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,257,952	5,062,005
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,588,553	4,513,548
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,710,341	3,799,851
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,415,005	3,557,463
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,981,793	3,195,953
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,852,614	3,118,755
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,260,638	1,830,024
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,721,710	1,375,997
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,459,321	1,168,576
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,141,765	923,207
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	901,125	718,774
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	879,132	702,606
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	792,067	640,449
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	523,618	417,659
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	2,432,247	2,235,568
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,079,647	944,641
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,821,794	14,271,097
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	10,977,764	8,883,252
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	524,831	425,188
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	97,408	78,001
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	95,566	77,422
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	6,109,846	4,892,561
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	259,426	206,929
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	41,452	33,012
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	14,881,194	13,780,160
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	714,999	661,204
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,405,647	10,773,882
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	30,218	24,027
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	38,388,601	35,548,294
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	36,001,015	33,337,361
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	26,023,362	24,097,937
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	18,447,801	17,082,879
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	16,103,696	14,912,211
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	794,197	734,195
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	777,548	714,673
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	788,414	689,286
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	176,173	152,448
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	750,999	598,090
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	437,221	348,199
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	374,784	347,054
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	261,752	241,404
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	13,031,557	11,262,725
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	9,103,497	7,903,773
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,575,124	2,221,292
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	40,063,433	32,169,098
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	6,240,357	5,038,022
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	925,006	748,808
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	8,228,651	6,607,229
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,065,418	1,666,181
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,079,339	873,069
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	462,052	370,718
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	144,239	115,727
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	618,431	572,674
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	4,995,958	4,312,183
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	3,968,090	3,427,234
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	511,571	441,492
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,495,064	2,006,697
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	2,589,836	2,232,516
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	3,236,250	3,124,390
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	210,462	202,888
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	172,926	164,560
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	130,310	124,006
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	105,319	100,272
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	95,652	90,936
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	204,658	184,891
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	355,960	315,307
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	103,873	91,775
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	26,280	23,254
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	24,582	21,762
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,911	12,307
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	57,063,268	48,440,169
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,491,176	2,090,590
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	6,148,039	5,130,602
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,460,234	3,745,806
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	839,936	710,910
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	676,306	572,415
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	625,237	529,192
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	455,134	385,218
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,181,524	3,072,709
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	722,756	698,556
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	608,110	561,237
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	9,594,557	8,135,683
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	44,483,588	37,163,716
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	5,331,652	4,480,976
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	4,877,636	4,093,302
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,667,295	1,412,737
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	2,084,925	2,013,588
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	99,609	93,563
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	12,629,161	11,295,323
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	9,150,389	8,148,775
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,996,536	5,345,907
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	4,126,823	3,693,012
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,752,833	3,357,636
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,970,922	1,761,703
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	14,358	12,720
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	50,890,753	42,516,567
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	24,042,122	20,288,794
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	21,562,913	18,109,026
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	16,423,124	13,802,779
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,581,979	3,004,870
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,520,063	1,289,409
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,809,888	5,607,017
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	14,348,572	13,857,309
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	12,044	10,714
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,313,685	2,789,122
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	18,836	15,807
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	24,957,908	20,960,220
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,768,145	10,774,850
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,175,721	10,225,448
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	414,091	344,658
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	40,091	33,744
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,768,192	1,708,322
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	856,390	811,633
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	501,877	475,961
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	276,472	262,282
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	5,519,376	4,947,958
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	9,260,947	8,290,782
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	205,660	181,711
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	179,263	150,493
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,816,908	6,650,315
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,122,760	933,446
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,013,502	845,778
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	533,126	446,732
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	476,807	403,563
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	7,436,230	7,054,566
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	6,770,412	6,420,805
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	17,170,673	16,230,365
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,728,590	1,558,505
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	138,570	125,157
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	2,173,432	1,959,526
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	18,728	16,547
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	10,432	9,217
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	634,076	538,258
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	16,824,232	14,160,919
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	339,135	286,297
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	17,192,103	14,508,163
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,881,350	3,285,118
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	98,655	83,038
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2053	90,879	75,783
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	894,555	865,577
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	3,196,318	3,086,905
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,714,270	6,306,715
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,705,418	6,193,102
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	5,253,067	4,707,608
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	4,001,446	3,567,394
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	161,121	142,371
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	42,505	37,496
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	23,522	20,837
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	19,274,581	16,398,048
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	26,157,834	21,984,294
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	18,258,034	15,390,570
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,777,720	3,186,782
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,066,131	1,724,208
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,854,529	1,572,543
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,144,953	1,107,855
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,140,455	1,103,075
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,038,618	1,004,979
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	989,492	957,057
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	961,882	930,013
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	810,938	784,629
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	404,147	391,342
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	19,463,568	18,428,108
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	1,806,550	1,628,566
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,500,951	2,248,119
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,965,011	1,766,246
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	591,817	527,824
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	235,287	210,056
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	205,417	174,375
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	69,248,346	58,697,342
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	47,186,182	39,687,014
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	35,937,206	30,461,645
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	28,029,505	23,758,798
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,371,408	14,681,190
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,231,023	12,739,004
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,402,105	7,053,654
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,820,333	4,886,229
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	191,167	160,487
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,520,044	5,494,019
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	604,624	509,478
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	1,171,127	977,318
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,439,165	1,391,477
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	914,590	884,281
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	887,610	858,859
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	3,332,554	3,002,784
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	24,676,871	20,916,987
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,032,294	860,815
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	447,918	433,409
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	473,302	425,986
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,582,518	3,202,919
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,997,565	1,792,303
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,537,641	6,473,969
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,680,587	5,664,789
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,320,330	2,806,128
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	32,591	27,666
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2053	902,549	752,623
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	647,323	626,117
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	558,217	540,113
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	5,319	4,682
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050 (t)	10,854,601	9,207,527
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	35,704,671	29,963,281
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	28,717,267	24,099,467
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	27,759,568	23,295,769
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,473,404	2,066,400
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	11,646,020	10,979,141
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	215,455	202,377
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,817,089	6,976,575
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	29,156,884	24,723,516
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	11,748,878	9,966,107
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	832,209	695,267
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	34,110	33,218
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	7,085,363	6,840,378
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	255,129	246,786
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	531,806	488,433
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	110,837	101,647
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	73,516	67,789
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	67,074	61,515
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	64,169	58,906
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	54,221	49,770
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,830	43,806
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	39,952	36,594
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,076	27,787
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,213	21,473
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,266	13,168
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,307	10,346
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,144	10,238
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,645	9,750
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,142	9,380
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,212	9,343
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,058	9,216
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,908	8,166
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,554	7,844
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,292	7,633
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,823	7,182
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,715	7,086
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,660	3,337
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	44,501	41,094
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	9,274,496	8,124,649
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	12,224,567	10,605,826
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	11,659,797	10,115,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,311,437	1,143,108
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	355,894	311,659
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	38,102	37,135
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	47,366	43,430
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	396,464	354,744
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	47,468	41,716
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	115,462	102,157
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (s)	43,052,166	37,876,025
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	21,914,282	19,238,450
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,814,292	5,973,718
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,311,720	1,270,899
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	52,101	50,744
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,333,390	1,305,333
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	262,565	241,360
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	38,730	35,539
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	29,483	27,134
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	20,478	18,680
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,208	8,472
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,215	7,595
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,235	7,559
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,779	7,244
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,080	6,452
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	5,336,275	4,708,038
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,838,094	1,610,782
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	24,592,844	21,774,393
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	23,596,333	20,737,236
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,866,143	16,562,502
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	14,636,657	12,863,177
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	12,289,199	10,769,431
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,891,491	9,456,080
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	263,534	232,673
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	179,216	158,229
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	3,535	3,478
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	5,201,197	5,081,915
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,491,816	2,434,384
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	741,485	715,848
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	210,977	203,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	156,123	143,629
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	67,962	62,393
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,833	36,589
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,621	23,433
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,417	23,314
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,074	23,029
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,511	22,382
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,335	21,433
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,613	19,862
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,516	9,746
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,989	7,335
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,906	6,346
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,160	4,737
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,138	4,681
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,921	4,551
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,190	2,956
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	20,219,388	17,914,793
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	17,067,843	14,957,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	26,083,726	22,858,030
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	10,047,653	8,808,230
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,407,036	5,630,714
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,694,447	4,121,234
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	491,282	429,759
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,288,067	2,244,665
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,075,575	2,039,484
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	83,711	81,465
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	105,303	102,156
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	919,097	900,210
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	431,997	395,956
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	322,811	296,006
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	238,929	219,409
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	175,244	160,823
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	156,571	143,566
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	95,973	88,194
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	82,107	75,269
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	67,054	61,325
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	42,139	38,819
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	32,274	29,611
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,006	28,270
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,126	19,311
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,178	10,228
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,772	5,271
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,304	4,875
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,357	2,221
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	6,897,562	6,094,138
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	4,992,910	4,401,976
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	744,458	652,160
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	38,700,133	33,890,016
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (r)(s)	26,659,840	23,346,235
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	20,622,683	17,975,669
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,982,367	11,368,762
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,129,891	10,523,687
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	9,685,493	8,469,557
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,220,056	1,944,121
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	38,977	34,132
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	102,294	99,847
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	85,488	83,337
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	317,049	300,430
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	121,535	111,643
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	31,672	29,065
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	22,029	20,194
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,087	9,238
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,531	6,908
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,554	5,094
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,684	4,307
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	32,420	29,424
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	82,862	75,576
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	32,992	29,759
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	2,838,186	2,544,846
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,617,007	8,496,822
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	5,018,737	4,441,999
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	24,932,332	21,981,479
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	20,796,065	18,042,313
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,422,418	16,149,930
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,956,664	10,373,398
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,220,544	8,867,171
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,020,398	8,774,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,701,234	3,211,128
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	31,364	27,339
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	165,751	161,150
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	127,083	123,725
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	48,339	47,062
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	3,134,725	3,029,277
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	148,942	144,134
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	87,338	80,142
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,177	15,730
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,418	15,053
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,664	13,428
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	356,389	320,779
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	22,424,806	20,474,361
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	18,173,922	16,034,315
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,910,398	8,756,040
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	21,420,058	18,911,672
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	13,269,392	11,512,299
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,653,115	6,704,286
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,711,022	2,374,911
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,891,690	1,640,016
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,156,216	1,002,391
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	381,665	335,062
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	758,600	738,241
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	387,395	354,770
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	319,573	293,113
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	46,033	42,195
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	29,406	26,949
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,159	21,213
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,846	19,087
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,452	10,501
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,273	5,751
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,041	4,590
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	49,532	44,849
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,827	3,493
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	759,541	669,646
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	91,126	79,828
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	9,799,891	8,520,594
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	587,788	513,261
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,879	6,251
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,980	4,549
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,976	4,545
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,576	3,254
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	304,985	279,591
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051 (e)	65,298,069	57,610,560
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,275,157	5,503,049
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,791,321	3,335,492
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,499,996	1,300,902
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	726,004	630,322
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2053	1,991,934	1,726,612
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2053	1,399,789	1,213,340
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	16,471	16,057
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,641,166	2,588,905
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	103,598	99,269
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	423,162	403,758
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	73,339	67,515
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	18,038	16,547
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	748,701	684,133
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,555	16,097
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,747	9,813
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	5,777	5,322
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	21,167	19,208
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	18,904	17,189
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (r)	3,277,541	2,938,792
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,163,932	4,551,144
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	77,381	67,183
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	27,813,332	24,469,349
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,290,460	1,128,453
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	848,088	744,003
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	20,091,572	17,562,957
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	15,015,207	13,130,168
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	13,235,738	11,586,506
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	987,546	858,322
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	20,702	20,388
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	388,274	378,421
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2034	3,803,594	3,716,792
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	49,496	47,347
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	215,632	197,203
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	90,856	83,026
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,290	11,213
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	108,190	97,826
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	92,292	83,352
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	33,887	30,406
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,498,697	1,340,990
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	42,484,856	37,350,370
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,402,782	3,878,941
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	8,762,252	7,708,771
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	10,078,805	8,885,933
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,490,643	8,299,168
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	5,799,226	5,076,617
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	236,562	230,556
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	36,351	35,421
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	132,455	128,725
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	5,676,269	5,546,067
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	246,713	226,339
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	39,104	35,763
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	32,411	29,590
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	14,349	13,123
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,347,566	2,995,304
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,231,870	1,102,241
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	10,784,102	9,352,734
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	824,831	721,280
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	4,731	4,474
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	11,094	10,375
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	52,859	49,378
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	34,755	32,558
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	5,837	5,542
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	65,203	61,565
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	202,001	190,310
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	28,172	26,594
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,711,354	1,582,259
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	5,782,245	5,364,132
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	4,053,998	3,817,753
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	20,230,469	19,052,313
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	3,479,761	3,174,041
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,085,510	1,898,374
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	889,667	809,558
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	22,949	20,904
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,405	3,355
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	175,669	172,255
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	8,362	7,937
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	496,235	467,840
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	178,443	168,174
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	115,020	109,085
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	45,298	42,707
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	27,196	25,647
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,803	12,125
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	8,018	7,543
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	120,035	111,356
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	13,088,610	12,076,732
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	5,374,132	4,985,529
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	490,966	447,218
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	44,008	40,087
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	986,503	971,028
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	54,072	50,888
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	30,039	28,213
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	27,908	26,258
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,867	13,930
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,321	8,780
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,843	7,373
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	28,880	26,945
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	8,702	8,073
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	854,109	792,348
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,501,793	3,242,013
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,119,977	2,841,966
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	2,980,113	2,946,994
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	14,320,263	14,064,298
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	124,967	117,995
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	39,347	37,137
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	15,216	14,320
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	6,722	6,297
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	19,760	18,387
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	17,159,326	16,145,548
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	636,329	588,327
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	143,005	132,217
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	23,656	21,961
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	420,090	389,582
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	253,243	233,665
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	20,460,387	18,592,473
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	8,046,109	7,329,147
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	3,390,583	3,319,383
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	98,981	92,957
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	21,116	19,894
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	19,811	18,532
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	863,880	799,254
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	108,662	100,533
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	7,009,594	6,380,611
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,800,469	4,369,715
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	3,042,838	2,769,799
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,751,649	1,597,207
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	37,531	34,016
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	118,297	111,056
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	93,255	87,777
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	946,653	877,017
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	106,796	98,440
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	19,909,624	18,289,532
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	17,680,693	16,072,074
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,367,726	1,248,845
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	35,058	33,061
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	16,995	16,013
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,802	5,467
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	252,778	237,603
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	190,978	179,326
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	33,872	31,842
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	23,437	22,051
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,669	10,041
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	387,037	359,050
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	9,118,551	8,393,650
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,383,268	2,252,014
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	389,341	360,702
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (r)	72,750,111	66,540,401
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,838,294	2,580,061
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	115,593	105,221
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	315,294	296,160
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	192,603	181,032
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	6,601	6,173
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,368	3,183
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	109,080	101,056
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	303,292	281,740
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	85,333	79,136
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	738,949	684,592
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	420,297	389,380
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,411,358	2,205,344
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,690,071	1,536,834
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	146,269	132,961
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	244,321	230,533
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	10,784	10,179
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,140	5,790
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	199,193	187,182
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	5,439	5,125
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,961,964	1,813,350
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,568,475	1,443,785
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	610,801	598,929
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	200,814	196,911
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2038	15,099	14,507
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	15,613	14,711
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	20,451	19,160
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	14,074,636	13,268,444
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,447,148	1,323,059
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	5,014,412	4,916,948
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	782,371	767,165
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	218,039	205,766
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	67,475	63,816
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	28,391	26,715
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	245,889	232,171
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	39,275	36,992
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,991	7,511
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	13,665	12,761
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	152,357	141,007
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	449,463	417,524
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	256,840	237,626
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,979,618	3,663,249
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	28,111,484	25,806,418
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,092,879	996,435
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	17,851,590	16,160,478
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	17,340,646	15,790,060
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	24,662	22,341
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	3,437,318	3,370,507
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	2,342,884	2,297,346
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	119,056	112,174
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	118,693	111,959
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	65,555	61,828
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	35,996	33,920
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,452	31,630
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	25,870	24,464
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,993	17,895
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,017	10,386
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,375	8,871
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,883,653	1,747,447
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	3,425,198	3,177,522
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	21,029,649	19,155,766
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	16,236,202	14,784,374
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	16,175,957	14,733,308
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	6,262,999	5,704,924
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	3,977,984	3,622,276
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	835,855	760,264
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	6,470	6,116
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	16,791	15,908
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	8,328	8,020
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	423,654	412,439
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	36,330	35,327
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,425	14,032
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,386	11,092
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,837	9,566
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,310	4,194
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,732	3,639
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	853	832
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	551,399	536,606
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	40,157	39,017
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,568	5,391
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,006	1,983
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,591,876	1,545,472
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	39,897	38,338
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	18,097	17,190
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	704,487	666,785
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	37,512	35,270
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	466,482	443,121
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,292	1,259
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	111,684	108,836
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	94,725	91,935
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	24,281	23,702
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	17,477	17,023
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,357	11,069
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	466,479	453,432
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	311,020	302,221
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,497	17,938
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,908	5,745
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,812	1,781
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	916,333	889,681
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	53,395	51,322
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	400,072	382,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	576,285	561,113
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	140,056	136,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	125,007	121,530
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	116,826	113,507
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	110,705	107,684
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	107,049	104,249
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	106,948	104,240
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	104,348	101,747
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	96,243	93,681
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,495	87,819
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	84,267	81,986
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,785	75,569
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	72,369	70,452
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	56,156	54,580
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,547	50,984
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	47,180	46,035
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	46,976	45,690
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,989	35,893
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,946	31,275
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,803	12,398
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,194	10,901
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,433	4,317
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,051	2,005
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	301,743	293,317
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	170,528	165,732
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	149,268	144,993
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,456	6,251
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	197,057	188,728
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	1,085,110	1,029,413
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	635,667	604,081
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	84,483	80,285
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	284,558	276,757
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,346	5,197
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,215	5,099
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,688	4,572
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,991	3,882
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,931	3,839
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,538	3,418
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,471	2,408
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	62,298	60,476
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	44,219	42,976
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,697	12,337
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,614	8,372
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	20,826	20,272
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	28,628	27,565
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	27,020	26,021
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	72,833	69,663
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	352,801	335,133
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	350,742	341,440
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	44,545	43,350
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,751	13,382
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,186	7,955
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,244	4,135
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,815	3,711
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,246	3,156
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	387,658	376,281
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,929	29,126
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	23,099	22,379
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,265	9,064
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,991	3,884
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,535	3,427
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	322,316	308,290
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	96,567	92,365
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	52,579	49,782
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	307,026	291,555
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	63,567	59,410
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	10,096	9,912
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,693	7,505
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	3,220	3,142
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,533	18,026
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,540	17,013
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,951	9,680
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,688	8,482
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,695	7,488
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,812	6,609
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,615	3,533
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,429	2,366
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	177,400	172,030
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,934	19,376
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,801	17,295
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,351	12,917
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,353	11,978
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	53,183	51,140
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	47,004	45,167
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,046,694	8,779,462
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	602,589	577,497
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	37,893	36,208
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	195,424	185,455
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	36,463,755	34,500,954
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	156,441	151,980
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	109,898	106,776
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	54,127	52,583
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	30,235	29,328
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,479	21,792
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,256	18,642
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,048	14,596
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,515	6,319
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,763	2,696
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	50,828	49,143
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	71,196,053	68,528,607
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	50,569,595	49,091,582
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	44,087	42,372
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	13,978	13,410
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,565	9,177
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	115,739	110,594
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	132,441	125,892
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	77,851	74,001
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	66,567	63,275
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	11,203	10,649
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	904,301	854,210
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	82,899	78,721
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,271,017	4,151,893
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	575,812	549,315
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	236,658	225,102
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	23,487	22,326
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	52,413,958	49,494,302
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	32,303,577	30,554,619
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	51,139	49,782
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	99,988	96,163
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	624,187	596,440
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	7,405,973	6,965,660
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	7,155,013	6,729,620
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	9,815	9,470
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	561,605	537,342
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,490,117	1,416,425
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	317,290	302,392
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	90,017	85,481
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,478	3,398
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	30,950	29,924
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,655	9,316
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	8,025	7,741
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	103,128	98,769
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	63,611	60,922
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	62,505	59,863
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	865,384	822,588
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,586,679	2,423,999
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	636,566	619,408
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	17,110	16,633
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	8,672	8,431
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	20,368	19,791
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,238	8,951
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	7,897	7,658
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,283	5,155
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,197	2,137
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	671,762	642,739
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	9,496	9,086
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	479,077	455,422
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	46,391	44,100
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	789,024	749,264
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	36,280,451	34,236,817
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	15,450	15,190
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,323	1,325
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,427	6,402
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	5,074	4,996
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	153,947	150,813
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	21,527	21,062
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	769,554	751,002
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	183,685	183,592
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,185	9,174
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	8,078	8,083
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	12,912	12,900
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	441,003	436,849
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	62,071	60,807
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,689,168	5,591,132
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	7,996,834	7,726,584
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	9,590	9,578
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,464	5,459
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	51,268	51,211
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,700	2,703
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,184,555	1,183,099
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	36,780	36,692
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	58,668	58,024
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,745	9,638
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	109,957	109,792
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,998	19,604
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,884	6,744
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	32,290,404	31,199,163
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	18,562,126	17,934,826
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	17,707	17,733
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	5,976	5,982
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	89,354	89,308
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,850	17,837
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,720	17,694
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,012	4,004
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,886	3,882
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,974	2,971
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	99,019	98,800
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,578	7,509
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,988	1,971
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	64,885	63,726
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,794	11,587
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	10,565,157	10,379,795
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,254,430	1,232,814
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	6,693,564	6,507,100
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,754,995	1,695,686
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	4,906	4,911
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,130	4,125
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,630	1,627
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	102,343	101,379
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	629,002	628,305
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	5,536	5,451
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	79,212	77,501
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	35,691	34,920
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,791,065	3,707,966
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	291,870	284,833
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	98,893	99,166
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	34,042	34,090
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,667	11,639
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	655	655
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	7,711	7,702
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	59,372	58,627
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	547,079	546,542
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	80,708	80,647
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	41,095	40,425
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	46,754	45,861
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,483	11,263
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	9,162	9,022
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	89,558	87,623
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	17,795	17,405
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	618,770	619,630
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	174,191	174,439
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	106,698	106,853
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,931	2,929
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,518	6,501
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	36,719	36,738
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	17,103	17,036
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	29,971	29,642
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,374	60,201
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	47,311	46,363
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	31,374	30,755
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	26,116	25,609
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,357	13,102
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	11,169	10,956
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	2,373,472	2,371,330
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	61,305	59,961
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,589,588	7,610,595
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,311	1,310
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	4,201	4,197
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	43,069	42,219
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	17,071	16,803
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	7,876	7,752
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2052	7,795,872	7,573,829
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	52,758	52,871
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	165,283	165,501
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	196,694	195,699
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	50,932	50,293
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	26,554	26,122
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	2,768	2,726
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	720,703	707,608
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	21,801	21,405
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,124	12,865
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	8,159	8,031
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	342	342
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,654	1,655
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	829	828
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	120,746	120,680
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	19,143	19,134
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,689	4,686
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,912	2,910
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	829	828
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	3,549	3,542
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	1,530	1,526
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	24,029	23,765
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	567,022	556,719
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	237,598	237,390
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	100,991	98,998
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,069	24,098
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,845	11,863
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,845	10,859
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,398	8,410
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,844	7,855
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,860	4,866
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,735	3,740
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,924	1,924
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,816	1,819
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,081	1,081
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	180,996	177,425
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,451	3,451
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	139,016	139,314
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,248	1,247
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,134	1,134
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,832	4,823
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,117	3,096
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,370,152	3,288,907
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	3,875,438	3,748,102
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,748	26,788
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,753	12,772
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,165	12,183
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,763	9,777
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,375	5,382
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,040	4,046
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	60,685	60,761
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	30,869	30,913
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,695	1,698
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	6,541	6,539
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,680	1,677
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	103,320	103,094
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	256,609	256,314
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	15,311	15,316
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	106,114	104,020
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	23,379	22,903
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	9,459,769	9,287,888
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,350	1,362
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	122,930	124,848
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	21,617,199	21,594,497
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	7,455,787	7,440,968
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	172,419	174,672
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	13,651,600	13,667,126
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	13,533,537	13,519,324
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	8,450,485	8,428,407
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	4,178,210	4,135,957
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	9,141,408	9,128,951
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	557,879	565,223
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	93,820	95,114
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	3,091,766	3,123,301
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	244,958	242,710
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	4,570	4,623
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	9,234	9,352
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	2,426,332	2,429,850
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	229,695	232,483
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	11,753	11,937
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,091	5,170
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	97,080	96,159
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	35,079	34,768
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,200	10,362
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	3,806,023	3,817,488
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	561,580	568,919
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	196,282	198,830
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	515,349	520,637
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	14,116	14,336
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	7,326	7,442
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,398,913	1,403,127
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	20,294	20,533
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	3,541	3,585
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	195,414	198,123
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	15,484	15,729
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	7,270	7,385
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	641,833	633,792
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	175,531	177,332
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,062	2,094
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	22,230	22,582
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	6,094	6,190
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	30,047,331	30,090,894
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,746,444	2,743,560
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,122,643	2,125,721
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	23,279	23,167
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,948,996	1,968,992
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (b)	164,866	166,954
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	409	421
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,086,640	1,097,018
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	9,700,590	9,759,896
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	1,548,991	1,558,460
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	20,802,911	21,216,132
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	22,794,240	22,983,457
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,579,921	4,673,757
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	392	404
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	236,897	243,887
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,122,654	1,132,324
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	9,477,838	9,545,557
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	14,243,674	14,361,912
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	705	725
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	237	243
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	6,695,494	6,797,106
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	3,241,003	3,271,958
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,672,721	2,698,248
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,878,492	1,896,434
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	8,107,855	8,157,423
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	5,540,908	5,574,783
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	5,964,061	6,008,351
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	8,143,442	8,193,228
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	1,782,478	1,793,376
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	183,474	184,917
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,549,334	3,583,234
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	17,325,129	17,636,784
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	18,531,790	18,824,613
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	7,227,223	7,275,924
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	6,907,640	6,954,188
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	772,279	777,483
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	237,568	239,020
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	17,487,747	17,796,862
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	12,731,937	12,956,988
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,553,099	2,604,611
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	18,367,477	18,531,427
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	428,897	431,788
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	3,523,842	3,550,891
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	23,028,039	23,427,888
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	15,158,297	15,388,341
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	20,649,250	20,807,756
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	8,742,586	8,918,978
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	10,111,079	10,179,213
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,381,044	7,446,928
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,200,616	7,244,638
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	5,432,432	5,552,223
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2032	504	517
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	13,911,297	14,026,776
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	11,670,579	11,741,928
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	10,611,855	10,676,731
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,258,254	3,278,173
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	1,342	1,363
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(c)	1,316	1,338
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	1,067	1,086
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (b)(c)	489	497
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	690	703
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,203	1,238
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,456	2,582
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	458	481
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	48,685	51,405
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	46,014	48,670
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,699	3,916
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	34,656	36,262
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	18,098	18,955
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,818	2,967
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,554	2,688
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,813	1,911
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	445	465
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	284	300
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	219	230
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	44,972	47,408
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	21,986,040	22,839,699
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	82,577	86,347
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	15,180	15,918
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	6,152	6,444
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,171	1,234
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	603	635
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	7,505	7,933
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	26,701,550	27,455,930
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	30,011,223	31,110,829
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	11,205,138	11,643,705
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,207,588	4,374,902
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	17,999	19,039
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	28,531,739	29,552,616
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,230,017	4,403,841
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	25,262	26,390
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	16,276	17,219
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,350	1,429
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	10,654,392	10,918,246
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	16,056,645	16,661,264
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,482,247	1,518,954
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	903	949
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,829	2,982
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	56,030	59,206
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	31,015,193	31,763,894
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	65,415	66,892
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	22,710,179	23,522,759
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,479	9,919
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,026	2,133
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,163	1,220
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	28,208	29,671
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	19,461,451	20,144,106
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	14,174,095	14,662,425
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	34,782,770	35,622,419
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	34,454,886	35,849,203
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,967	8,373
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,633	3,810
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,674	2,808
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	384	403
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	275	289
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	96	98
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,821	8,274
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	104,628	110,622
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	4,200,583	4,347,928
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	29,721,442	30,624,670
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	27,876,171	28,897,549
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	19,844,453	20,323,495
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	39,827,350	40,882,118
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	15,546,147	16,170,409
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,776	5,005
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,967	2,063
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,302	1,366
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,149	1,208
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	58	61
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	126,061	131,575
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	45,994,275	47,090,195
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,480	2,543
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	25,716	27,020
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,251	3,406
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	950	1,001
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	501	527
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	409	429
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	56	58
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,850	4,071
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	7,698,427	7,934,786
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	48,736,642	49,897,904
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	17,656,186	18,352,763
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	14,932,838	15,710,188
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	10,404,292	10,899,570
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	6,445,994	6,792,125
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	3,509	3,732
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	17,068,502	17,882,352
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	5,326	5,561
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	51,837	54,288
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	510	543
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	4,555,729	4,789,610
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	188	199
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,096	1,167
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	7,380,399	7,667,151
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	11,755,563	12,386,801
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	154	164
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	11,375,031	11,967,174
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	1,714	1,819
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,637,687	16,461,503
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	11,129,973	11,558,061
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	15,163	15,833
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,040	3,173
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	6,265	6,577
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	250	266
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	325,993	340,798
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	13,241,552	13,750,856
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,801,258	8,172,623
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,423,885	3,605,330
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055 (e)	10,093,387	10,651,931
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	5,460,482	5,774,597
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,525	2,685
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	445	473
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	338	360
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	45,903	48,074
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	36,198	37,891
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,557	8,965
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	8,521,861	8,961,750
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	7,255,621	7,659,398
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	5,549,857	5,862,176
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	186	198
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053 (t)	10,705,274	11,222,407
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (b)	54,212	56,321
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	416	418
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	567	596
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	93	99
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	324	326
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	6	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	27	27
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	218	229
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	80	85
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	63	66
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	85	90
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	156	166
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	128	134
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	39	42
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	61	64
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	37	39
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	479	504
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	219	220
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	91	92
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	555	584
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	218	230
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	98	103
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	219	231
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	196	206
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	92	96
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	498	523
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	235	247
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	15	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	274	275
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	119	125
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	728	776
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	2	1
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,009	3,175
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	184	195
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	91	96
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	67	67
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	30	32
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	90	95
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	241	256
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	165	175
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,917	2,015
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	7,971	8,381
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	134	141
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	123	131
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	816	858
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	536	563
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,587	2,746
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,155	1,215
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	539	566
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	462	492
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	855	899
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	379	398
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	69	73
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	156	165
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	61	64
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	356	379
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	351	371
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	85	90
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,315	1,420
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	525	528
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	319	336
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	95	99
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	159	168
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	96	101
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	34	36
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	292	307
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	35	37
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,594	4,880
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,161	1,232
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	615	619
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	57	60
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	248	261
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	198	208
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	142	149
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	38	40
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	728	766
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,202	1,263
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	108	114
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	52	54
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	38	40
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	941	1,001
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	284	287
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	337	344
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	317	323
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	163	166
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	127	130
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	116	119
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	107	109
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	115	118
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	277	285
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	863	903
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	114	118
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	206	211
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	143	145
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	133	136
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	108	110
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	91	92
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	268	282
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	107	110
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	82	84
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	157	161
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	81	84
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	419	443
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	123	125
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	103	104
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	369	384
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	178	189
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	450	458
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	170	173
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	228	242
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	103	105
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,325	1,419
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	241	258
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	360	366
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	693	737
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	577	617
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	99	100
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	183	186
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	165	170
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	275	294
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	148	158
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	83	88
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	59	63
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	234	244
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	62	64
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	45	47
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	294	307
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	105	107
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	4,504	4,611
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	103	108
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	3,641	3,893
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	299	306
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	246	251
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	66	66
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	300	313
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	168	174
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	924	991
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	2,628	2,836
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	2,432	2,592
Freddie Mac Gold Pool 1.5% 1/1/2036	16,825,513	15,119,036
Freddie Mac Gold Pool 1.5% 1/1/2051	23,764,128	18,036,130
Freddie Mac Gold Pool 1.5% 10/1/2035	142,263	127,834
Freddie Mac Gold Pool 1.5% 11/1/2035	6,726,941	6,044,681
Freddie Mac Gold Pool 1.5% 11/1/2035	1,142,914	1,026,997
Freddie Mac Gold Pool 1.5% 11/1/2050	783,807	601,250
Freddie Mac Gold Pool 1.5% 12/1/2031	13,831,840	13,023,414
Freddie Mac Gold Pool 1.5% 12/1/2035	10,254,284	9,214,274
Freddie Mac Gold Pool 1.5% 12/1/2036	282,890	252,784
Freddie Mac Gold Pool 1.5% 12/1/2040	1,522,571	1,275,227
Freddie Mac Gold Pool 1.5% 12/1/2050	534,319	409,871
Freddie Mac Gold Pool 1.5% 12/1/2050	139,900	107,447
Freddie Mac Gold Pool 1.5% 2/1/2036	840,777	754,190
Freddie Mac Gold Pool 1.5% 2/1/2041	9,587,037	8,015,887
Freddie Mac Gold Pool 1.5% 2/1/2051	24,141,695	18,322,690
Freddie Mac Gold Pool 1.5% 3/1/2036	531,514	476,776
Freddie Mac Gold Pool 1.5% 3/1/2041	2,665,066	2,228,442
Freddie Mac Gold Pool 1.5% 3/1/2051	14,925,094	11,327,617
Freddie Mac Gold Pool 1.5% 3/1/2051	190,021	145,942
Freddie Mac Gold Pool 1.5% 4/1/2036	913,761	819,658
Freddie Mac Gold Pool 1.5% 4/1/2041	11,485,757	9,599,013
Freddie Mac Gold Pool 1.5% 4/1/2041	6,330,437	5,284,654
Freddie Mac Gold Pool 1.5% 4/1/2051	269,290,006	204,381,554
Freddie Mac Gold Pool 1.5% 5/1/2036	937,074	840,570
Freddie Mac Gold Pool 1.5% 6/1/2036	951,949	853,913
Freddie Mac Gold Pool 1.5% 6/1/2051	467,782	359,269
Freddie Mac Gold Pool 1.5% 7/1/2036	775,270	694,944
Freddie Mac Gold Pool 1.5% 8/1/2035	5,365,734	4,841,652
Freddie Mac Gold Pool 1.5% 8/1/2036	579,292	519,272
Freddie Mac Gold Pool 2% 1/1/2051	127,101	102,692
Freddie Mac Gold Pool 2% 1/1/2052	5,192,999	4,197,327
Freddie Mac Gold Pool 2% 1/1/2052	3,240,773	2,624,472
Freddie Mac Gold Pool 2% 1/1/2052	909,252	736,055
Freddie Mac Gold Pool 2% 1/1/2052	858,000	684,376
Freddie Mac Gold Pool 2% 1/1/2052	133,218	106,260
Freddie Mac Gold Pool 2% 10/1/2041	1,057,635	911,974
Freddie Mac Gold Pool 2% 10/1/2051	21,432,864	17,283,282
Freddie Mac Gold Pool 2% 10/1/2051	4,367,634	3,530,212
Freddie Mac Gold Pool 2% 10/1/2051	4,262,374	3,437,143
Freddie Mac Gold Pool 2% 10/1/2051	1,619,209	1,310,776
Freddie Mac Gold Pool 2% 10/1/2051	1,583,131	1,279,592
Freddie Mac Gold Pool 2% 10/1/2051	114,719	91,684
Freddie Mac Gold Pool 2% 11/1/2041	6,741,919	5,810,678
Freddie Mac Gold Pool 2% 11/1/2041	3,103,927	2,673,541
Freddie Mac Gold Pool 2% 11/1/2050	89,321,443	71,665,193
Freddie Mac Gold Pool 2% 11/1/2050	15,856,380	12,850,868
Freddie Mac Gold Pool 2% 11/1/2050	252,352	204,441
Freddie Mac Gold Pool 2% 11/1/2050	28,034	22,510
Freddie Mac Gold Pool 2% 11/1/2051	22,299,078	17,981,789
Freddie Mac Gold Pool 2% 11/1/2051	11,685,921	9,386,910
Freddie Mac Gold Pool 2% 11/1/2051	5,715,641	4,619,762
Freddie Mac Gold Pool 2% 11/1/2051	5,391,565	4,322,440
Freddie Mac Gold Pool 2% 11/1/2051	2,350,724	1,878,709
Freddie Mac Gold Pool 2% 11/1/2051	2,142,189	1,731,460
Freddie Mac Gold Pool 2% 11/1/2051	1,358,720	1,098,208
Freddie Mac Gold Pool 2% 11/1/2051	862,984	689,701
Freddie Mac Gold Pool 2% 11/1/2051	327,310	261,587
Freddie Mac Gold Pool 2% 12/1/2035	1,637,018	1,507,713
Freddie Mac Gold Pool 2% 12/1/2035	670,823	619,722
Freddie Mac Gold Pool 2% 12/1/2051	31,506,845	25,465,931
Freddie Mac Gold Pool 2% 12/1/2051	4,055,911	3,278,257
Freddie Mac Gold Pool 2% 12/1/2051	2,182,937	1,763,031
Freddie Mac Gold Pool 2% 12/1/2051	1,427,694	1,150,388
Freddie Mac Gold Pool 2% 12/1/2051	1,406,676	1,129,056
Freddie Mac Gold Pool 2% 12/1/2051	722,964	579,603
Freddie Mac Gold Pool 2% 12/1/2051	474,460	384,083
Freddie Mac Gold Pool 2% 12/1/2051	334,528	270,806
Freddie Mac Gold Pool 2% 12/1/2051	190,277	151,773
Freddie Mac Gold Pool 2% 2/1/2036	886,977	815,254
Freddie Mac Gold Pool 2% 2/1/2036	664,744	614,107
Freddie Mac Gold Pool 2% 2/1/2036	559,373	516,588
Freddie Mac Gold Pool 2% 2/1/2041	4,134,446	3,586,083
Freddie Mac Gold Pool 2% 2/1/2042	2,390,592	2,056,392
Freddie Mac Gold Pool 2% 2/1/2051	67,122,444	54,399,660
Freddie Mac Gold Pool 2% 2/1/2052	44,622,921	36,039,328
Freddie Mac Gold Pool 2% 2/1/2052	35,424,914	28,544,212
Freddie Mac Gold Pool 2% 2/1/2052	13,666,900	11,037,957
Freddie Mac Gold Pool 2% 2/1/2052	10,862,569	8,664,437
Freddie Mac Gold Pool 2% 2/1/2052	4,673,980	3,783,664
Freddie Mac Gold Pool 2% 3/1/2036	744,363	684,869
Freddie Mac Gold Pool 2% 3/1/2036	491,614	454,011
Freddie Mac Gold Pool 2% 3/1/2036	14,934	13,731
Freddie Mac Gold Pool 2% 3/1/2041	2,555,502	2,228,363
Freddie Mac Gold Pool 2% 3/1/2051	20,653,302	16,583,654
Freddie Mac Gold Pool 2% 3/1/2052	36,858,826	29,400,133
Freddie Mac Gold Pool 2% 3/1/2052	14,568,581	11,702,455
Freddie Mac Gold Pool 2% 3/1/2052	817,612	650,373
Freddie Mac Gold Pool 2% 4/1/2036	2,935,432	2,698,064
Freddie Mac Gold Pool 2% 4/1/2041	33,430	28,960
Freddie Mac Gold Pool 2% 4/1/2042	32,008,219	27,781,105
Freddie Mac Gold Pool 2% 4/1/2052	11,820,874	9,547,029
Freddie Mac Gold Pool 2% 4/1/2052	7,497,971	6,022,870
Freddie Mac Gold Pool 2% 5/1/2036	851,967	786,802
Freddie Mac Gold Pool 2% 5/1/2041	2,195,081	1,900,649
Freddie Mac Gold Pool 2% 5/1/2051	54,167,817	43,883,602
Freddie Mac Gold Pool 2% 5/1/2051	3,501,907	2,826,097
Freddie Mac Gold Pool 2% 5/1/2051	2,671,145	2,143,138
Freddie Mac Gold Pool 2% 5/1/2051	2,377,088	1,923,550
Freddie Mac Gold Pool 2% 5/1/2051	1,467,243	1,166,666
Freddie Mac Gold Pool 2% 5/1/2051	1,111,479	891,772
Freddie Mac Gold Pool 2% 6/1/2035	6,958,479	6,443,633
Freddie Mac Gold Pool 2% 6/1/2035	6,567,406	6,081,495
Freddie Mac Gold Pool 2% 6/1/2035	5,591,796	5,178,068
Freddie Mac Gold Pool 2% 6/1/2036	1,852,620	1,702,811
Freddie Mac Gold Pool 2% 6/1/2041	3,652,640	3,160,309
Freddie Mac Gold Pool 2% 6/1/2050	136,840,742	109,919,597
Freddie Mac Gold Pool 2% 6/1/2050	18,493,524	14,970,815
Freddie Mac Gold Pool 2% 6/1/2052	41,404	33,091
Freddie Mac Gold Pool 2% 7/1/2041	33,307,056	28,946,003
Freddie Mac Gold Pool 2% 7/1/2041	16,353,877	14,137,696
Freddie Mac Gold Pool 2% 7/1/2050	420,301	340,241
Freddie Mac Gold Pool 2% 7/1/2051	1,327,404	1,073,726
Freddie Mac Gold Pool 2% 8/1/2051	3,883,064	3,115,495
Freddie Mac Gold Pool 2% 8/1/2051	1,805,510	1,444,664
Freddie Mac Gold Pool 2% 8/1/2051	135,830	108,683
Freddie Mac Gold Pool 2% 9/1/2050	55,080,316	44,226,966
Freddie Mac Gold Pool 2% 9/1/2050	4,920,521	3,947,877
Freddie Mac Gold Pool 2% 9/1/2050	923,354	745,451
Freddie Mac Gold Pool 2% 9/1/2051	3,019,526	2,444,356
Freddie Mac Gold Pool 2% 9/1/2051	1,233,581	985,883
Freddie Mac Gold Pool 2.5% 1/1/2033	973,733	937,277
Freddie Mac Gold Pool 2.5% 1/1/2033	11,136	10,715
Freddie Mac Gold Pool 2.5% 1/1/2041	807,790	724,500
Freddie Mac Gold Pool 2.5% 1/1/2042	9,026,256	8,031,704
Freddie Mac Gold Pool 2.5% 1/1/2051	24,289	20,383
Freddie Mac Gold Pool 2.5% 1/1/2052	10,871,665	9,174,438
Freddie Mac Gold Pool 2.5% 1/1/2052	9,632,196	8,089,338
Freddie Mac Gold Pool 2.5% 1/1/2052	243,850	205,324
Freddie Mac Gold Pool 2.5% 1/1/2052	25,709	21,768
Freddie Mac Gold Pool 2.5% 10/1/2031	113,318	109,679
Freddie Mac Gold Pool 2.5% 10/1/2040	4,271,799	3,839,992
Freddie Mac Gold Pool 2.5% 10/1/2041	4,412,309	3,933,807
Freddie Mac Gold Pool 2.5% 10/1/2050	11,704,964	9,873,990
Freddie Mac Gold Pool 2.5% 10/1/2050	11,472,115	9,731,340
Freddie Mac Gold Pool 2.5% 10/1/2051	8,615,959	7,241,264
Freddie Mac Gold Pool 2.5% 11/1/2031	2,717,203	2,624,181
Freddie Mac Gold Pool 2.5% 11/1/2041	18,392,612	16,464,802
Freddie Mac Gold Pool 2.5% 11/1/2041	2,673,418	2,389,546
Freddie Mac Gold Pool 2.5% 11/1/2041	1,659,734	1,486,985
Freddie Mac Gold Pool 2.5% 11/1/2049	270,432	227,622
Freddie Mac Gold Pool 2.5% 11/1/2050	8,971,338	7,581,995
Freddie Mac Gold Pool 2.5% 11/1/2050	8,532,229	7,234,885
Freddie Mac Gold Pool 2.5% 11/1/2051	16,843,190	14,276,882
Freddie Mac Gold Pool 2.5% 11/1/2051	2,884,185	2,409,586
Freddie Mac Gold Pool 2.5% 12/1/2041	39,360	35,036
Freddie Mac Gold Pool 2.5% 12/1/2050	3,025,150	2,565,169
Freddie Mac Gold Pool 2.5% 12/1/2051	19,193,227	16,118,910
Freddie Mac Gold Pool 2.5% 12/1/2051	16,075,454	13,500,533
Freddie Mac Gold Pool 2.5% 12/1/2051	5,420,553	4,523,507
Freddie Mac Gold Pool 2.5% 12/1/2051	855,794	725,134
Freddie Mac Gold Pool 2.5% 2/1/2035	708,849	672,246
Freddie Mac Gold Pool 2.5% 2/1/2042	3,496,033	3,127,684
Freddie Mac Gold Pool 2.5% 2/1/2050	1,493,394	1,256,986
Freddie Mac Gold Pool 2.5% 2/1/2051	66,358,740	56,268,748
Freddie Mac Gold Pool 2.5% 2/1/2051	4,464,493	3,747,988
Freddie Mac Gold Pool 2.5% 2/1/2051	74,301	62,376
Freddie Mac Gold Pool 2.5% 3/1/2047	252,342	214,209
Freddie Mac Gold Pool 2.5% 3/1/2050	9,839,597	8,281,967
Freddie Mac Gold Pool 2.5% 3/1/2051	4,154,666	3,487,885
Freddie Mac Gold Pool 2.5% 3/1/2052	51,920,992	43,328,603
Freddie Mac Gold Pool 2.5% 4/1/2042	1,696,030	1,511,292
Freddie Mac Gold Pool 2.5% 4/1/2047	7,216,149	6,121,173
Freddie Mac Gold Pool 2.5% 4/1/2052 (s)	9,060,192	7,668,414
Freddie Mac Gold Pool 2.5% 4/1/2052	1,367,608	1,141,283
Freddie Mac Gold Pool 2.5% 5/1/2035	6,965,040	6,594,501
Freddie Mac Gold Pool 2.5% 5/1/2041	20,940,764	18,817,744
Freddie Mac Gold Pool 2.5% 5/1/2041	7,452,482	6,712,669
Freddie Mac Gold Pool 2.5% 5/1/2051	25,057,584	20,957,795
Freddie Mac Gold Pool 2.5% 5/1/2051	11,226,589	9,516,053
Freddie Mac Gold Pool 2.5% 5/1/2051	1,607,673	1,362,720
Freddie Mac Gold Pool 2.5% 6/1/2031	356,436	345,522
Freddie Mac Gold Pool 2.5% 6/1/2031	213,415	206,637
Freddie Mac Gold Pool 2.5% 6/1/2041	2,024,608	1,815,298
Freddie Mac Gold Pool 2.5% 6/1/2052	156,455	130,465
Freddie Mac Gold Pool 2.5% 7/1/2031	368,903	357,191
Freddie Mac Gold Pool 2.5% 7/1/2036	11,991,709	11,316,278
Freddie Mac Gold Pool 2.5% 7/1/2041	3,838,553	3,456,569
Freddie Mac Gold Pool 2.5% 7/1/2050	22,027,462	18,698,788
Freddie Mac Gold Pool 2.5% 7/1/2050	11,388,071	9,624,461
Freddie Mac Gold Pool 2.5% 7/1/2051	15,238,950	12,850,401
Freddie Mac Gold Pool 2.5% 7/1/2051	8,904,894	7,509,144
Freddie Mac Gold Pool 2.5% 8/1/2031	623,642	603,608
Freddie Mac Gold Pool 2.5% 8/1/2032	487,848	469,915
Freddie Mac Gold Pool 2.5% 8/1/2041	1,367,826	1,227,096
Freddie Mac Gold Pool 2.5% 8/1/2050	38,390,820	32,553,411
Freddie Mac Gold Pool 2.5% 9/1/2041	3,020,382	2,706,810
Freddie Mac Gold Pool 2.5% 9/1/2051	6,428,380	5,394,682
Freddie Mac Gold Pool 3% 1/1/2033	105,271	102,594
Freddie Mac Gold Pool 3% 1/1/2033	91,664	89,187
Freddie Mac Gold Pool 3% 1/1/2033	60,051	58,526
Freddie Mac Gold Pool 3% 1/1/2034	43,180	42,047
Freddie Mac Gold Pool 3% 1/1/2043	46,941	43,138
Freddie Mac Gold Pool 3% 1/1/2043	45,226	41,266
Freddie Mac Gold Pool 3% 1/1/2052	16,130,001	14,135,252
Freddie Mac Gold Pool 3% 1/1/2052	5,387,456	4,717,839
Freddie Mac Gold Pool 3% 1/1/2052	5,274,199	4,618,658
Freddie Mac Gold Pool 3% 1/1/2052	1,440,123	1,259,327
Freddie Mac Gold Pool 3% 1/1/2052	671,468	588,010
Freddie Mac Gold Pool 3% 1/1/2052	198,037	173,422
Freddie Mac Gold Pool 3% 1/1/2053	5,581,202	4,839,540
Freddie Mac Gold Pool 3% 10/1/2042	16,175	14,809
Freddie Mac Gold Pool 3% 10/1/2049	12,381,768	10,881,507
Freddie Mac Gold Pool 3% 10/1/2051	21,009,716	18,457,466
Freddie Mac Gold Pool 3% 10/1/2051	275,951	241,049
Freddie Mac Gold Pool 3% 10/1/2053	294,998	255,935
Freddie Mac Gold Pool 3% 11/1/2042	6,536	6,031
Freddie Mac Gold Pool 3% 11/1/2049	11,748,603	10,398,489
Freddie Mac Gold Pool 3% 11/1/2049	10,031,932	8,891,632
Freddie Mac Gold Pool 3% 11/1/2050	1,241,742	1,088,179
Freddie Mac Gold Pool 3% 11/1/2051	7,000,811	6,121,915
Freddie Mac Gold Pool 3% 11/1/2051	4,753,375	4,165,540
Freddie Mac Gold Pool 3% 11/1/2051	2,994,948	2,625,508
Freddie Mac Gold Pool 3% 11/1/2051	332,409	291,405
Freddie Mac Gold Pool 3% 12/1/2030	687,481	673,014
Freddie Mac Gold Pool 3% 12/1/2032	1,396,856	1,364,818
Freddie Mac Gold Pool 3% 12/1/2032	28,151	27,453
Freddie Mac Gold Pool 3% 12/1/2042	720,742	663,059
Freddie Mac Gold Pool 3% 12/1/2042	59,625	54,840
Freddie Mac Gold Pool 3% 12/1/2042	22,047	20,288
Freddie Mac Gold Pool 3% 12/1/2046	1,431,442	1,282,458
Freddie Mac Gold Pool 3% 12/1/2050	10,092,463	8,844,359
Freddie Mac Gold Pool 3% 12/1/2051	1,102,107	965,124
Freddie Mac Gold Pool 3% 2/1/2033	667,486	653,771
Freddie Mac Gold Pool 3% 2/1/2033	49,982	48,650
Freddie Mac Gold Pool 3% 2/1/2034	6,189	6,011
Freddie Mac Gold Pool 3% 2/1/2037	196,061	186,492
Freddie Mac Gold Pool 3% 2/1/2037	10,927	10,394
Freddie Mac Gold Pool 3% 2/1/2043	50,504	46,616
Freddie Mac Gold Pool 3% 2/1/2043	33,240	30,518
Freddie Mac Gold Pool 3% 2/1/2043	22,210	20,431
Freddie Mac Gold Pool 3% 2/1/2043	11,141	10,198
Freddie Mac Gold Pool 3% 2/1/2050	1,420,132	1,252,053
Freddie Mac Gold Pool 3% 2/1/2052	6,459,014	5,656,210
Freddie Mac Gold Pool 3% 2/1/2052	2,285,787	1,983,110
Freddie Mac Gold Pool 3% 2/1/2052	1,799,279	1,571,707
Freddie Mac Gold Pool 3% 2/1/2052	879,332	768,114
Freddie Mac Gold Pool 3% 2/1/2052	773,961	674,620
Freddie Mac Gold Pool 3% 2/1/2052	755,327	661,446
Freddie Mac Gold Pool 3% 2/1/2052	749,555	655,454
Freddie Mac Gold Pool 3% 2/1/2052	665,271	579,881
Freddie Mac Gold Pool 3% 3/1/2033	191,656	186,748
Freddie Mac Gold Pool 3% 3/1/2043	25,417	23,368
Freddie Mac Gold Pool 3% 3/1/2050	22,449,862	19,715,649
Freddie Mac Gold Pool 3% 3/1/2052	20,337,202	17,758,608
Freddie Mac Gold Pool 3% 3/1/2052	9,964,068	8,725,614
Freddie Mac Gold Pool 3% 3/1/2052	2,703,048	2,367,081
Freddie Mac Gold Pool 3% 3/1/2052	42,027	36,803
Freddie Mac Gold Pool 3% 4/1/2032	11,777	11,520
Freddie Mac Gold Pool 3% 4/1/2032	4,118	4,029
Freddie Mac Gold Pool 3% 4/1/2034	642,056	622,735
Freddie Mac Gold Pool 3% 4/1/2037	2,081,730	1,993,488
Freddie Mac Gold Pool 3% 4/1/2043	10,367	9,537
Freddie Mac Gold Pool 3% 4/1/2046	78,186	70,220
Freddie Mac Gold Pool 3% 4/1/2046	59,663	53,584
Freddie Mac Gold Pool 3% 4/1/2050	22,611,827	19,857,888
Freddie Mac Gold Pool 3% 4/1/2050	2,816,054	2,482,761
Freddie Mac Gold Pool 3% 4/1/2052	2,382,717	2,094,011
Freddie Mac Gold Pool 3% 4/1/2052	2,080,295	1,826,282
Freddie Mac Gold Pool 3% 4/1/2052	1,546,775	1,355,007
Freddie Mac Gold Pool 3% 5/1/2035	393,278	379,557
Freddie Mac Gold Pool 3% 5/1/2045	31,126	28,182
Freddie Mac Gold Pool 3% 5/1/2046	1,177,058	1,057,125
Freddie Mac Gold Pool 3% 5/1/2046	187,356	168,266
Freddie Mac Gold Pool 3% 5/1/2051	2,810,008	2,461,624
Freddie Mac Gold Pool 3% 5/1/2051	916,784	807,132
Freddie Mac Gold Pool 3% 5/1/2051	635,755	555,941
Freddie Mac Gold Pool 3% 5/1/2052	21,278,228	18,646,813
Freddie Mac Gold Pool 3% 5/1/2052	13,273,133	11,507,249
Freddie Mac Gold Pool 3% 6/1/2031	97,052	95,004
Freddie Mac Gold Pool 3% 6/1/2031	34,998	34,260
Freddie Mac Gold Pool 3% 6/1/2031	20,798	20,340
Freddie Mac Gold Pool 3% 6/1/2031	12,203	11,959
Freddie Mac Gold Pool 3% 6/1/2031	11,131	10,886
Freddie Mac Gold Pool 3% 6/1/2031	8,575	8,385
Freddie Mac Gold Pool 3% 6/1/2031	7,679	7,525
Freddie Mac Gold Pool 3% 6/1/2035	1,251,466	1,207,804
Freddie Mac Gold Pool 3% 6/1/2046	1,164,310	1,045,676
Freddie Mac Gold Pool 3% 6/1/2050	5,686,714	5,024,328
Freddie Mac Gold Pool 3% 6/1/2052	8,783,532	7,691,809
Freddie Mac Gold Pool 3% 6/1/2052	455,258	399,385
Freddie Mac Gold Pool 3% 7/1/2032	22,710	22,176
Freddie Mac Gold Pool 3% 7/1/2045	70,768	64,062
Freddie Mac Gold Pool 3% 7/1/2045	24,659	22,820
Freddie Mac Gold Pool 3% 7/1/2052	12,542,972	10,882,069
Freddie Mac Gold Pool 3% 7/1/2052	10,440,211	9,057,750
Freddie Mac Gold Pool 3% 8/1/2032	25,995	25,389
Freddie Mac Gold Pool 3% 8/1/2032	17,959	17,532
Freddie Mac Gold Pool 3% 8/1/2042	9,063	8,349
Freddie Mac Gold Pool 3% 8/1/2042	6,982	6,407
Freddie Mac Gold Pool 3% 8/1/2045	30,111	27,146
Freddie Mac Gold Pool 3% 8/1/2045	16,520	15,026
Freddie Mac Gold Pool 3% 8/1/2050	18,408,403	16,298,718
Freddie Mac Gold Pool 3% 9/1/2049	161,692	143,363
Freddie Mac Gold Pool 3% 9/1/2051	5,076,933	4,450,670
Freddie Mac Gold Pool 3% 9/1/2051	2,701,709	2,366,752
Freddie Mac Gold Pool 3.5% 1/1/2045	150,741	142,306
Freddie Mac Gold Pool 3.5% 1/1/2046	142,842	132,594
Freddie Mac Gold Pool 3.5% 1/1/2046	44,856	41,722
Freddie Mac Gold Pool 3.5% 1/1/2048	2,079,116	1,913,831
Freddie Mac Gold Pool 3.5% 1/1/2048	1,673,980	1,540,903
Freddie Mac Gold Pool 3.5% 1/1/2048	86,234	79,891
Freddie Mac Gold Pool 3.5% 1/1/2048	41,201	38,222
Freddie Mac Gold Pool 3.5% 10/1/2034	3,449,046	3,374,566
Freddie Mac Gold Pool 3.5% 10/1/2040	51,351	47,988
Freddie Mac Gold Pool 3.5% 10/1/2042	543,357	512,904
Freddie Mac Gold Pool 3.5% 10/1/2042	257,373	242,914
Freddie Mac Gold Pool 3.5% 10/1/2042	31,441	29,673
Freddie Mac Gold Pool 3.5% 10/1/2042	4,296	4,049
Freddie Mac Gold Pool 3.5% 10/1/2047	176,563	163,795
Freddie Mac Gold Pool 3.5% 10/1/2048	2,071,294	1,902,620
Freddie Mac Gold Pool 3.5% 10/1/2051	10,644,629	9,696,121
Freddie Mac Gold Pool 3.5% 10/1/2051	1,352,828	1,236,510
Freddie Mac Gold Pool 3.5% 10/1/2052	665,532	605,345
Freddie Mac Gold Pool 3.5% 11/1/2033	2,338,884	2,296,811
Freddie Mac Gold Pool 3.5% 11/1/2033	1,279,231	1,254,866
Freddie Mac Gold Pool 3.5% 11/1/2040	107,240	100,216
Freddie Mac Gold Pool 3.5% 11/1/2045	16,176	15,046
Freddie Mac Gold Pool 3.5% 11/1/2045	4,272	3,965
Freddie Mac Gold Pool 3.5% 11/1/2047	1,199,735	1,112,983
Freddie Mac Gold Pool 3.5% 11/1/2047	198,440	183,893
Freddie Mac Gold Pool 3.5% 12/1/2033	188,660	185,328
Freddie Mac Gold Pool 3.5% 12/1/2040	103,840	97,039
Freddie Mac Gold Pool 3.5% 12/1/2045	10,233	9,498
Freddie Mac Gold Pool 3.5% 12/1/2046	141,427	130,926
Freddie Mac Gold Pool 3.5% 12/1/2047	283,746	261,526
Freddie Mac Gold Pool 3.5% 12/1/2047	269,089	249,631
Freddie Mac Gold Pool 3.5% 12/1/2048	388,776	357,116
Freddie Mac Gold Pool 3.5% 12/1/2051	8,541,629	7,772,505
Freddie Mac Gold Pool 3.5% 2/1/2034	2,034,274	1,988,940
Freddie Mac Gold Pool 3.5% 2/1/2034	1,807,832	1,776,682
Freddie Mac Gold Pool 3.5% 2/1/2043	7,303,228	6,889,134
Freddie Mac Gold Pool 3.5% 2/1/2043	142,057	134,339
Freddie Mac Gold Pool 3.5% 2/1/2043	57,741	54,839
Freddie Mac Gold Pool 3.5% 2/1/2045	14,909	14,018
Freddie Mac Gold Pool 3.5% 2/1/2048	860,835	793,424
Freddie Mac Gold Pool 3.5% 2/1/2048	493,706	457,389
Freddie Mac Gold Pool 3.5% 2/1/2048	290,110	267,392
Freddie Mac Gold Pool 3.5% 2/1/2052	5,861,215	5,333,446
Freddie Mac Gold Pool 3.5% 2/1/2052	5,770,583	5,263,599
Freddie Mac Gold Pool 3.5% 3/1/2032	1,105,873	1,089,616
Freddie Mac Gold Pool 3.5% 3/1/2045	366,394	342,443
Freddie Mac Gold Pool 3.5% 3/1/2045	90,409	84,687
Freddie Mac Gold Pool 3.5% 3/1/2045	72,281	67,693
Freddie Mac Gold Pool 3.5% 3/1/2045	30,949	29,108
Freddie Mac Gold Pool 3.5% 3/1/2046	6,590,202	6,135,913
Freddie Mac Gold Pool 3.5% 3/1/2046	7,036	6,535
Freddie Mac Gold Pool 3.5% 3/1/2048	337,624	310,657
Freddie Mac Gold Pool 3.5% 3/1/2052	10,465,558	9,546,335
Freddie Mac Gold Pool 3.5% 3/1/2052	9,441,511	8,594,308
Freddie Mac Gold Pool 3.5% 3/1/2052	3,867,428	3,526,440
Freddie Mac Gold Pool 3.5% 4/1/2033	3,137,630	3,103,118
Freddie Mac Gold Pool 3.5% 4/1/2034	3,575,783	3,523,043
Freddie Mac Gold Pool 3.5% 4/1/2040	127,150	120,767
Freddie Mac Gold Pool 3.5% 4/1/2042	1,329,482	1,259,889
Freddie Mac Gold Pool 3.5% 4/1/2042	11,588	10,968
Freddie Mac Gold Pool 3.5% 4/1/2043	223,980	211,029
Freddie Mac Gold Pool 3.5% 4/1/2043	77,321	72,985
Freddie Mac Gold Pool 3.5% 4/1/2046	398,798	369,936
Freddie Mac Gold Pool 3.5% 4/1/2046	273,932	254,449
Freddie Mac Gold Pool 3.5% 4/1/2046	23,735	22,047
Freddie Mac Gold Pool 3.5% 4/1/2047	5,709,076	5,203,928
Freddie Mac Gold Pool 3.5% 4/1/2048	213,817	197,821
Freddie Mac Gold Pool 3.5% 4/1/2052	14,436,255	13,204,024
Freddie Mac Gold Pool 3.5% 4/1/2052	7,935,934	7,283,349
Freddie Mac Gold Pool 3.5% 4/1/2052	1,581,242	1,439,354
Freddie Mac Gold Pool 3.5% 4/1/2052	1,322,895	1,207,910
Freddie Mac Gold Pool 3.5% 4/1/2052	249,043	225,529
Freddie Mac Gold Pool 3.5% 5/1/2032	174,237	172,145
Freddie Mac Gold Pool 3.5% 5/1/2034	220,284	215,747
Freddie Mac Gold Pool 3.5% 5/1/2040	250,162	237,781
Freddie Mac Gold Pool 3.5% 5/1/2040	43,396	41,207
Freddie Mac Gold Pool 3.5% 5/1/2045	777,571	725,675
Freddie Mac Gold Pool 3.5% 5/1/2045	42,524	39,683
Freddie Mac Gold Pool 3.5% 5/1/2045	22,899	21,381
Freddie Mac Gold Pool 3.5% 5/1/2045	10,314	9,745
Freddie Mac Gold Pool 3.5% 5/1/2045	4,284	3,982
Freddie Mac Gold Pool 3.5% 5/1/2046	2,834,998	2,637,799
Freddie Mac Gold Pool 3.5% 5/1/2046	95,056	88,296
Freddie Mac Gold Pool 3.5% 5/1/2046	23,086	21,415
Freddie Mac Gold Pool 3.5% 5/1/2046	9,167	8,527
Freddie Mac Gold Pool 3.5% 5/1/2046	7,094	6,581
Freddie Mac Gold Pool 3.5% 5/1/2047	6,058,204	5,514,591
Freddie Mac Gold Pool 3.5% 5/1/2047	3,917,535	3,566,008
Freddie Mac Gold Pool 3.5% 5/1/2049	67,263	61,495
Freddie Mac Gold Pool 3.5% 5/1/2052	15,937,065	14,526,927
Freddie Mac Gold Pool 3.5% 5/1/2052	12,885,792	11,761,742
Freddie Mac Gold Pool 3.5% 5/1/2052	446,083	405,916
Freddie Mac Gold Pool 3.5% 6/1/2032	842,599	829,886
Freddie Mac Gold Pool 3.5% 6/1/2040	215,668	205,329
Freddie Mac Gold Pool 3.5% 6/1/2042	5,868	5,549
Freddie Mac Gold Pool 3.5% 6/1/2045	1,307,479	1,222,742
Freddie Mac Gold Pool 3.5% 6/1/2045	929,277	868,264
Freddie Mac Gold Pool 3.5% 6/1/2045	151,076	141,552
Freddie Mac Gold Pool 3.5% 6/1/2045	73,082	68,457
Freddie Mac Gold Pool 3.5% 6/1/2045	17,553	16,421
Freddie Mac Gold Pool 3.5% 6/1/2048	197,635	181,850
Freddie Mac Gold Pool 3.5% 6/1/2049	176,926	163,082
Freddie Mac Gold Pool 3.5% 6/1/2052	179,778	163,590
Freddie Mac Gold Pool 3.5% 7/1/2032	273,935	269,804
Freddie Mac Gold Pool 3.5% 7/1/2032	72,725	71,610
Freddie Mac Gold Pool 3.5% 7/1/2040	20,444	19,392
Freddie Mac Gold Pool 3.5% 7/1/2042	4,585,224	4,325,759
Freddie Mac Gold Pool 3.5% 7/1/2042	65,596	62,224
Freddie Mac Gold Pool 3.5% 7/1/2046	30,849	28,588
Freddie Mac Gold Pool 3.5% 7/1/2046	12,502	11,612
Freddie Mac Gold Pool 3.5% 7/1/2047	2,903,487	2,697,165
Freddie Mac Gold Pool 3.5% 7/1/2051	4,631,886	4,217,706
Freddie Mac Gold Pool 3.5% 7/1/2052	1,198,455	1,090,541
Freddie Mac Gold Pool 3.5% 8/1/2034	370,125	362,361
Freddie Mac Gold Pool 3.5% 8/1/2038	90,462	86,917
Freddie Mac Gold Pool 3.5% 8/1/2040	139,735	132,707
Freddie Mac Gold Pool 3.5% 8/1/2042	849,092	802,277
Freddie Mac Gold Pool 3.5% 8/1/2042	125,484	118,456
Freddie Mac Gold Pool 3.5% 8/1/2047	4,466,635	4,149,237
Freddie Mac Gold Pool 3.5% 8/1/2047	518,765	481,253
Freddie Mac Gold Pool 3.5% 8/1/2047	350,820	325,891
Freddie Mac Gold Pool 3.5% 8/1/2048	147,529	135,746
Freddie Mac Gold Pool 3.5% 8/1/2048	63,211	58,123
Freddie Mac Gold Pool 3.5% 8/1/2049	17,775,323	16,345,568
Freddie Mac Gold Pool 3.5% 8/1/2051	1,790,548	1,636,593
Freddie Mac Gold Pool 3.5% 9/1/2040	111,733	103,787
Freddie Mac Gold Pool 3.5% 9/1/2042	10,298,489	9,709,446
Freddie Mac Gold Pool 3.5% 9/1/2042	5,815,406	5,479,750
Freddie Mac Gold Pool 3.5% 9/1/2042	1,705	1,607
Freddie Mac Gold Pool 3.5% 9/1/2043	90,524	85,279
Freddie Mac Gold Pool 3.5% 9/1/2046	3,280,967	3,060,877
Freddie Mac Gold Pool 3.5% 9/1/2046	381,651	353,673
Freddie Mac Gold Pool 3.5% 9/1/2047	100,703	93,421
Freddie Mac Gold Pool 3.5% 9/1/2047	83,333	77,307
Freddie Mac Gold Pool 3.5% 9/1/2048	1,062,641	976,106
Freddie Mac Gold Pool 3.5% 9/1/2048	166,605	153,193
Freddie Mac Gold Pool 3.5% 9/1/2048	142,661	131,177
Freddie Mac Gold Pool 3.5% 9/1/2052	1,798,024	1,636,123
Freddie Mac Gold Pool 4% 1/1/2036	626,882	619,920
Freddie Mac Gold Pool 4% 1/1/2039	122,028	118,880
Freddie Mac Gold Pool 4% 1/1/2041	45,214	44,079
Freddie Mac Gold Pool 4% 1/1/2041	21,140	20,652
Freddie Mac Gold Pool 4% 1/1/2041	5,498	5,348
Freddie Mac Gold Pool 4% 1/1/2042	18,430	17,917
Freddie Mac Gold Pool 4% 1/1/2043	11,796	11,401
Freddie Mac Gold Pool 4% 1/1/2044	35,711	34,429
Freddie Mac Gold Pool 4% 1/1/2044	27,299	26,370
Freddie Mac Gold Pool 4% 1/1/2049	25,312	23,965
Freddie Mac Gold Pool 4% 10/1/2041	361,190	351,467
Freddie Mac Gold Pool 4% 10/1/2041	45,679	44,462
Freddie Mac Gold Pool 4% 10/1/2041	33,181	32,303
Freddie Mac Gold Pool 4% 10/1/2042	17,337	16,829
Freddie Mac Gold Pool 4% 10/1/2042	8,984	8,793
Freddie Mac Gold Pool 4% 10/1/2042	6,205	5,998
Freddie Mac Gold Pool 4% 10/1/2043	91,166	88,089
Freddie Mac Gold Pool 4% 10/1/2043	35,712	34,432
Freddie Mac Gold Pool 4% 10/1/2043	12,717	12,264
Freddie Mac Gold Pool 4% 10/1/2043	11,825	11,464
Freddie Mac Gold Pool 4% 10/1/2044	58,762	56,553
Freddie Mac Gold Pool 4% 10/1/2045	22,178	21,268
Freddie Mac Gold Pool 4% 10/1/2048	1,250,426	1,184,681
Freddie Mac Gold Pool 4% 10/1/2052	958,330	906,444
Freddie Mac Gold Pool 4% 11/1/2040	87,614	85,356
Freddie Mac Gold Pool 4% 11/1/2041	58,485	56,841
Freddie Mac Gold Pool 4% 11/1/2041	6,318	6,200
Freddie Mac Gold Pool 4% 11/1/2041	2,593	2,524
Freddie Mac Gold Pool 4% 11/1/2042	766,264	745,955
Freddie Mac Gold Pool 4% 11/1/2042	692,399	673,034
Freddie Mac Gold Pool 4% 11/1/2042	78,874	76,573
Freddie Mac Gold Pool 4% 11/1/2042	68,062	65,961
Freddie Mac Gold Pool 4% 11/1/2042	39,938	38,765
Freddie Mac Gold Pool 4% 11/1/2042	23,344	22,601
Freddie Mac Gold Pool 4% 11/1/2042	2,260	2,226
Freddie Mac Gold Pool 4% 11/1/2043	30,114	29,192
Freddie Mac Gold Pool 4% 11/1/2047	1,562,620	1,485,778
Freddie Mac Gold Pool 4% 11/1/2048	249,480	236,908
Freddie Mac Gold Pool 4% 11/1/2051	123,567	117,427
Freddie Mac Gold Pool 4% 12/1/2033	702,548	705,552
Freddie Mac Gold Pool 4% 12/1/2040	10,853	10,596
Freddie Mac Gold Pool 4% 12/1/2040	4,643	4,528
Freddie Mac Gold Pool 4% 12/1/2042	3,869,806	3,765,176
Freddie Mac Gold Pool 4% 12/1/2042	33,526	32,491
Freddie Mac Gold Pool 4% 12/1/2042	18,141	17,671
Freddie Mac Gold Pool 4% 12/1/2045	1,744,361	1,691,427
Freddie Mac Gold Pool 4% 12/1/2045	6,058	5,827
Freddie Mac Gold Pool 4% 12/1/2047	12,015,837	11,424,957
Freddie Mac Gold Pool 4% 12/1/2047	822,348	781,909
Freddie Mac Gold Pool 4% 12/1/2048	204,091	193,360
Freddie Mac Gold Pool 4% 2/1/2041	155,591	151,723
Freddie Mac Gold Pool 4% 2/1/2041	5,941	5,781
Freddie Mac Gold Pool 4% 2/1/2042	165,302	160,541
Freddie Mac Gold Pool 4% 2/1/2042	30,507	29,717
Freddie Mac Gold Pool 4% 2/1/2043	59,867	58,006
Freddie Mac Gold Pool 4% 2/1/2043	45,636	44,116
Freddie Mac Gold Pool 4% 2/1/2043	38,366	37,148
Freddie Mac Gold Pool 4% 2/1/2043	19,634	18,967
Freddie Mac Gold Pool 4% 2/1/2044	35,941	34,718
Freddie Mac Gold Pool 4% 2/1/2044	19,710	19,099
Freddie Mac Gold Pool 4% 2/1/2044	18,985	18,287
Freddie Mac Gold Pool 4% 2/1/2045	534,455	515,734
Freddie Mac Gold Pool 4% 2/1/2046	184,739	178,243
Freddie Mac Gold Pool 4% 2/1/2048	518,933	494,388
Freddie Mac Gold Pool 4% 2/1/2048	36,735	34,986
Freddie Mac Gold Pool 4% 2/1/2052	569,366	535,159
Freddie Mac Gold Pool 4% 2/1/2052	68,336	64,893
Freddie Mac Gold Pool 4% 2/1/2052	48,023	45,603
Freddie Mac Gold Pool 4% 2/1/2053	17,501,262	16,520,906
Freddie Mac Gold Pool 4% 2/1/2053	4,258,259	4,019,727
Freddie Mac Gold Pool 4% 3/1/2042	35,608	34,640
Freddie Mac Gold Pool 4% 3/1/2042	32,727	31,780
Freddie Mac Gold Pool 4% 3/1/2042	6,567	6,361
Freddie Mac Gold Pool 4% 3/1/2043	20,621	20,065
Freddie Mac Gold Pool 4% 3/1/2043	12,050	11,642
Freddie Mac Gold Pool 4% 3/1/2044	41,889	40,392
Freddie Mac Gold Pool 4% 3/1/2049	3,508,624	3,324,145
Freddie Mac Gold Pool 4% 3/1/2053	497,763	465,214
Freddie Mac Gold Pool 4% 4/1/2040	817	803
Freddie Mac Gold Pool 4% 4/1/2042	504,351	489,837
Freddie Mac Gold Pool 4% 4/1/2042	310,436	301,975
Freddie Mac Gold Pool 4% 4/1/2042	12,149	11,770
Freddie Mac Gold Pool 4% 4/1/2042	11,121	10,858
Freddie Mac Gold Pool 4% 4/1/2042	10,876	10,582
Freddie Mac Gold Pool 4% 4/1/2042	8,784	8,571
Freddie Mac Gold Pool 4% 4/1/2043	596,214	578,619
Freddie Mac Gold Pool 4% 4/1/2043	31,730	30,785
Freddie Mac Gold Pool 4% 4/1/2043	12,002	11,744
Freddie Mac Gold Pool 4% 4/1/2046	177,513	169,838
Freddie Mac Gold Pool 4% 4/1/2048	170,365	162,147
Freddie Mac Gold Pool 4% 4/1/2048	138,814	132,118
Freddie Mac Gold Pool 4% 4/1/2048	75,073	71,452
Freddie Mac Gold Pool 4% 4/1/2048	29,912	28,469
Freddie Mac Gold Pool 4% 4/1/2048	8,240	7,842
Freddie Mac Gold Pool 4% 4/1/2052	141,544	134,411
Freddie Mac Gold Pool 4% 4/1/2052	100,815	95,735
Freddie Mac Gold Pool 4% 5/1/2033	372,310	374,251
Freddie Mac Gold Pool 4% 5/1/2038	5,241,647	5,114,634
Freddie Mac Gold Pool 4% 5/1/2042	59,302	57,757
Freddie Mac Gold Pool 4% 5/1/2043	41,456	40,055
Freddie Mac Gold Pool 4% 5/1/2043	14,315	13,814
Freddie Mac Gold Pool 4% 5/1/2043	14,100	13,608
Freddie Mac Gold Pool 4% 5/1/2043	12,882	12,435
Freddie Mac Gold Pool 4% 5/1/2043	4,248	4,105
Freddie Mac Gold Pool 4% 5/1/2045	1,291,036	1,256,562
Freddie Mac Gold Pool 4% 5/1/2045	61,965	59,540
Freddie Mac Gold Pool 4% 5/1/2048	1,009,691	961,617
Freddie Mac Gold Pool 4% 5/1/2050	1,770,852	1,672,762
Freddie Mac Gold Pool 4% 5/1/2052	1,725,026	1,620,310
Freddie Mac Gold Pool 4% 5/1/2053	26,118,986	24,598,762
Freddie Mac Gold Pool 4% 6/1/2038	62,290	60,781
Freddie Mac Gold Pool 4% 6/1/2038	46,336	45,213
Freddie Mac Gold Pool 4% 6/1/2041	15,593	15,151
Freddie Mac Gold Pool 4% 6/1/2041	2,674	2,641
Freddie Mac Gold Pool 4% 6/1/2043	36,067	35,112
Freddie Mac Gold Pool 4% 6/1/2043	21,599	20,856
Freddie Mac Gold Pool 4% 6/1/2045	47,534	45,765
Freddie Mac Gold Pool 4% 6/1/2047	3,045,777	2,906,470
Freddie Mac Gold Pool 4% 6/1/2047	565,900	537,914
Freddie Mac Gold Pool 4% 6/1/2047	224,680	214,755
Freddie Mac Gold Pool 4% 6/1/2048	2,292,757	2,175,789
Freddie Mac Gold Pool 4% 6/1/2052	81,721	77,603
Freddie Mac Gold Pool 4% 7/1/2041	3,381	3,285
Freddie Mac Gold Pool 4% 7/1/2042	676,843	656,401
Freddie Mac Gold Pool 4% 7/1/2043	87,087	84,136
Freddie Mac Gold Pool 4% 7/1/2043	73,933	71,701
Freddie Mac Gold Pool 4% 7/1/2043	35,093	34,026
Freddie Mac Gold Pool 4% 7/1/2043	26,552	25,623
Freddie Mac Gold Pool 4% 7/1/2043	23,372	22,559
Freddie Mac Gold Pool 4% 7/1/2043	20,284	19,571
Freddie Mac Gold Pool 4% 7/1/2043	7,694	7,427
Freddie Mac Gold Pool 4% 7/1/2044	918,636	894,805
Freddie Mac Gold Pool 4% 7/1/2045	134,847	129,769
Freddie Mac Gold Pool 4% 7/1/2052	118,690	112,709
Freddie Mac Gold Pool 4% 8/1/2038	352,168	343,635
Freddie Mac Gold Pool 4% 8/1/2038	249,251	243,212
Freddie Mac Gold Pool 4% 8/1/2043	38,217	36,915
Freddie Mac Gold Pool 4% 8/1/2043	30,403	29,589
Freddie Mac Gold Pool 4% 8/1/2043	26,450	25,742
Freddie Mac Gold Pool 4% 8/1/2043	7,002	6,757
Freddie Mac Gold Pool 4% 8/1/2044	9,508	9,229
Freddie Mac Gold Pool 4% 8/1/2044	9,433	9,096
Freddie Mac Gold Pool 4% 8/1/2048	1,048,178	994,704
Freddie Mac Gold Pool 4% 8/1/2052	59,848	56,832
Freddie Mac Gold Pool 4% 9/1/2041	49,581	48,269
Freddie Mac Gold Pool 4% 9/1/2041	16,271	15,837
Freddie Mac Gold Pool 4% 9/1/2041	14,818	14,397
Freddie Mac Gold Pool 4% 9/1/2041	9,208	8,986
Freddie Mac Gold Pool 4% 9/1/2042	4,992,544	4,849,039
Freddie Mac Gold Pool 4% 9/1/2042	49,794	48,551
Freddie Mac Gold Pool 4% 9/1/2043	61,938	59,995
Freddie Mac Gold Pool 4% 9/1/2043	55,730	53,952
Freddie Mac Gold Pool 4% 9/1/2043	53,690	52,018
Freddie Mac Gold Pool 4% 9/1/2043	48,679	46,965
Freddie Mac Gold Pool 4% 9/1/2043	46,804	45,199
Freddie Mac Gold Pool 4% 9/1/2043	32,050	31,048
Freddie Mac Gold Pool 4% 9/1/2043	17,102	16,488
Freddie Mac Gold Pool 4% 9/1/2043	7,426	7,216
Freddie Mac Gold Pool 4% 9/1/2044	41,204	39,766
Freddie Mac Gold Pool 4% 9/1/2048	1,311,547	1,245,456
Freddie Mac Gold Pool 4% 9/1/2048	257,909	244,913
Freddie Mac Gold Pool 4% 9/1/2051	150,046	142,638
Freddie Mac Gold Pool 4.5% 1/1/2040	14,951	14,961
Freddie Mac Gold Pool 4.5% 1/1/2041	13,910	13,915
Freddie Mac Gold Pool 4.5% 1/1/2041	9,266	9,274
Freddie Mac Gold Pool 4.5% 1/1/2042	441,527	441,579
Freddie Mac Gold Pool 4.5% 1/1/2045	16,185	16,027
Freddie Mac Gold Pool 4.5% 1/1/2047	32,312	31,776
Freddie Mac Gold Pool 4.5% 1/1/2053	5,542,472	5,353,434
Freddie Mac Gold Pool 4.5% 10/1/2035	1,054	1,057
Freddie Mac Gold Pool 4.5% 10/1/2039	190,820	190,946
Freddie Mac Gold Pool 4.5% 10/1/2039	46,282	46,299
Freddie Mac Gold Pool 4.5% 10/1/2039	8,280	8,286
Freddie Mac Gold Pool 4.5% 10/1/2039	1,795	1,796
Freddie Mac Gold Pool 4.5% 10/1/2040	42,056	42,059
Freddie Mac Gold Pool 4.5% 10/1/2040	25,383	25,368
Freddie Mac Gold Pool 4.5% 10/1/2041	121,619	121,589
Freddie Mac Gold Pool 4.5% 10/1/2043	23,665	23,561
Freddie Mac Gold Pool 4.5% 10/1/2048	88,528	86,643
Freddie Mac Gold Pool 4.5% 10/1/2048	37,293	36,708
Freddie Mac Gold Pool 4.5% 10/1/2052	18,987,966	18,346,276
Freddie Mac Gold Pool 4.5% 11/1/2031	3,233	3,231
Freddie Mac Gold Pool 4.5% 11/1/2039	1,239	1,239
Freddie Mac Gold Pool 4.5% 11/1/2039	704	704
Freddie Mac Gold Pool 4.5% 11/1/2040	23,032	23,035
Freddie Mac Gold Pool 4.5% 11/1/2040	2,077	2,077
Freddie Mac Gold Pool 4.5% 11/1/2044	124,156	122,948
Freddie Mac Gold Pool 4.5% 11/1/2044	4,954	4,915
Freddie Mac Gold Pool 4.5% 12/1/2039	1,063	1,063
Freddie Mac Gold Pool 4.5% 12/1/2039	369	369
Freddie Mac Gold Pool 4.5% 12/1/2040	17,526	17,515
Freddie Mac Gold Pool 4.5% 12/1/2040	13,284	13,275
Freddie Mac Gold Pool 4.5% 12/1/2040	885	885
Freddie Mac Gold Pool 4.5% 12/1/2044	28,107	27,833
Freddie Mac Gold Pool 4.5% 12/1/2044	4,952	4,913
Freddie Mac Gold Pool 4.5% 12/1/2045	81,397	81,459
Freddie Mac Gold Pool 4.5% 12/1/2046	32,561	32,021
Freddie Mac Gold Pool 4.5% 12/1/2048	1,649,815	1,615,716
Freddie Mac Gold Pool 4.5% 12/1/2052	9,764,977	9,434,973
Freddie Mac Gold Pool 4.5% 2/1/2037	1,052	1,054
Freddie Mac Gold Pool 4.5% 2/1/2040	2,951	2,953
Freddie Mac Gold Pool 4.5% 2/1/2041	67,293	67,309
Freddie Mac Gold Pool 4.5% 2/1/2041	20,807	20,789
Freddie Mac Gold Pool 4.5% 2/1/2041	20,209	20,186
Freddie Mac Gold Pool 4.5% 2/1/2041	19,946	19,948
Freddie Mac Gold Pool 4.5% 2/1/2041	17,528	17,528
Freddie Mac Gold Pool 4.5% 2/1/2041	16,675	16,682
Freddie Mac Gold Pool 4.5% 2/1/2041	10,742	10,749
Freddie Mac Gold Pool 4.5% 2/1/2041	9,174	9,167
Freddie Mac Gold Pool 4.5% 2/1/2041	8,223	8,225
Freddie Mac Gold Pool 4.5% 2/1/2044	11,533	11,495
Freddie Mac Gold Pool 4.5% 2/1/2047	158,018	155,394
Freddie Mac Gold Pool 4.5% 3/1/2041	172,843	172,850
Freddie Mac Gold Pool 4.5% 3/1/2041	78,822	78,832
Freddie Mac Gold Pool 4.5% 3/1/2041	17,200	17,205
Freddie Mac Gold Pool 4.5% 3/1/2041	16,788	16,790
Freddie Mac Gold Pool 4.5% 3/1/2041	12,987	12,987
Freddie Mac Gold Pool 4.5% 3/1/2041	3,430	3,431
Freddie Mac Gold Pool 4.5% 3/1/2042	1,804	1,804
Freddie Mac Gold Pool 4.5% 3/1/2044	9,439	9,398
Freddie Mac Gold Pool 4.5% 4/1/2041	217,225	217,219
Freddie Mac Gold Pool 4.5% 4/1/2041	26,752	26,720
Freddie Mac Gold Pool 4.5% 4/1/2041	23,155	23,144
Freddie Mac Gold Pool 4.5% 4/1/2041	2,632	2,629
Freddie Mac Gold Pool 4.5% 4/1/2041	947	947
Freddie Mac Gold Pool 4.5% 4/1/2048	390,221	381,667
Freddie Mac Gold Pool 4.5% 5/1/2035	7,236	7,254
Freddie Mac Gold Pool 4.5% 5/1/2039	64,568	64,635
Freddie Mac Gold Pool 4.5% 5/1/2039	14,982	14,995
Freddie Mac Gold Pool 4.5% 5/1/2039	1,272	1,273
Freddie Mac Gold Pool 4.5% 5/1/2040	2,311	2,312
Freddie Mac Gold Pool 4.5% 5/1/2041	28,943	28,923
Freddie Mac Gold Pool 4.5% 5/1/2041	28,725	28,690
Freddie Mac Gold Pool 4.5% 5/1/2041	10,028	10,028
Freddie Mac Gold Pool 4.5% 5/1/2045	138,735	137,168
Freddie Mac Gold Pool 4.5% 5/1/2047	386,059	379,527
Freddie Mac Gold Pool 4.5% 5/1/2047	297,966	293,018
Freddie Mac Gold Pool 4.5% 5/1/2047	129,171	127,026
Freddie Mac Gold Pool 4.5% 6/1/2038	8,943	8,965
Freddie Mac Gold Pool 4.5% 6/1/2039	3,165	3,167
Freddie Mac Gold Pool 4.5% 6/1/2040	4,881	4,883
Freddie Mac Gold Pool 4.5% 6/1/2041	32,401	32,419
Freddie Mac Gold Pool 4.5% 6/1/2041	19,210	19,195
Freddie Mac Gold Pool 4.5% 6/1/2041	18,931	18,942
Freddie Mac Gold Pool 4.5% 6/1/2041	12,023	12,012
Freddie Mac Gold Pool 4.5% 6/1/2041	7,829	7,841
Freddie Mac Gold Pool 4.5% 6/1/2041	7,643	7,640
Freddie Mac Gold Pool 4.5% 6/1/2041	1,969	1,968
Freddie Mac Gold Pool 4.5% 6/1/2047	560,181	550,704
Freddie Mac Gold Pool 4.5% 6/1/2047	89,260	87,973
Freddie Mac Gold Pool 4.5% 7/1/2040	31,787	31,807
Freddie Mac Gold Pool 4.5% 7/1/2040	14,004	13,999
Freddie Mac Gold Pool 4.5% 7/1/2040	12,451	12,454
Freddie Mac Gold Pool 4.5% 7/1/2041	495,437	494,631
Freddie Mac Gold Pool 4.5% 7/1/2041	9,042	9,042
Freddie Mac Gold Pool 4.5% 7/1/2044	2,846	2,823
Freddie Mac Gold Pool 4.5% 7/1/2047	228,043	224,185
Freddie Mac Gold Pool 4.5% 7/1/2047	163,165	160,965
Freddie Mac Gold Pool 4.5% 7/1/2047	72,002	70,964
Freddie Mac Gold Pool 4.5% 7/1/2049	9,164,102	8,991,867
Freddie Mac Gold Pool 4.5% 8/1/2033	3,521	3,530
Freddie Mac Gold Pool 4.5% 8/1/2035	950	953
Freddie Mac Gold Pool 4.5% 8/1/2040	24,845	24,850
Freddie Mac Gold Pool 4.5% 8/1/2040	6,833	6,833
Freddie Mac Gold Pool 4.5% 8/1/2040	1,750	1,750
Freddie Mac Gold Pool 4.5% 8/1/2040	1,123	1,123
Freddie Mac Gold Pool 4.5% 8/1/2041	79,523	79,518
Freddie Mac Gold Pool 4.5% 8/1/2041	12,959	12,960
Freddie Mac Gold Pool 4.5% 8/1/2041	11,190	11,179
Freddie Mac Gold Pool 4.5% 8/1/2041	8,925	8,928
Freddie Mac Gold Pool 4.5% 8/1/2041	459	459
Freddie Mac Gold Pool 4.5% 8/1/2055	10,952,516	10,549,865
Freddie Mac Gold Pool 4.5% 9/1/2039	46,216	46,300
Freddie Mac Gold Pool 4.5% 9/1/2039	4,785	4,788
Freddie Mac Gold Pool 4.5% 9/1/2039	683	684
Freddie Mac Gold Pool 4.5% 9/1/2040	20,645	20,650
Freddie Mac Gold Pool 4.5% 9/1/2041	193,708	193,808
Freddie Mac Gold Pool 4.5% 9/1/2041	110,449	110,454
Freddie Mac Gold Pool 4.5% 9/1/2041	82,220	82,205
Freddie Mac Gold Pool 4.5% 9/1/2041	11,137	11,139
Freddie Mac Gold Pool 4.5% 9/1/2041	2,208	2,208
Freddie Mac Gold Pool 5% 1/1/2035	82,944	84,135
Freddie Mac Gold Pool 5% 1/1/2037	3,802	3,862
Freddie Mac Gold Pool 5% 1/1/2040	36,081	36,681
Freddie Mac Gold Pool 5% 1/1/2041	2,458	2,500
Freddie Mac Gold Pool 5% 1/1/2053	11,543,778	11,510,010
Freddie Mac Gold Pool 5% 10/1/2033	9,556	9,695
Freddie Mac Gold Pool 5% 10/1/2033	6,652	6,746
Freddie Mac Gold Pool 5% 10/1/2033	330	335
Freddie Mac Gold Pool 5% 10/1/2052	18,407,179	18,387,848
Freddie Mac Gold Pool 5% 11/1/2033	20,919	21,208
Freddie Mac Gold Pool 5% 11/1/2035	5,447	5,533
Freddie Mac Gold Pool 5% 11/1/2037	466	474
Freddie Mac Gold Pool 5% 11/1/2040	5,159	5,244
Freddie Mac Gold Pool 5% 11/1/2052	28,444,866	28,406,104
Freddie Mac Gold Pool 5% 11/1/2052	8,216,931	8,226,276
Freddie Mac Gold Pool 5% 11/1/2053	21,979,760	22,011,626
Freddie Mac Gold Pool 5% 11/1/2053	449,539	444,993
Freddie Mac Gold Pool 5% 12/1/2033	6,357	6,451
Freddie Mac Gold Pool 5% 12/1/2033	3,713	3,767
Freddie Mac Gold Pool 5% 12/1/2033	1,193	1,209
Freddie Mac Gold Pool 5% 12/1/2034	8,508	8,635
Freddie Mac Gold Pool 5% 12/1/2035	14,727	14,964
Freddie Mac Gold Pool 5% 12/1/2052 (r)	19,542,520	19,515,889
Freddie Mac Gold Pool 5% 12/1/2052	3,416,308	3,411,653
Freddie Mac Gold Pool 5% 12/1/2052	3,411,939	3,403,024
Freddie Mac Gold Pool 5% 12/1/2052	3,133,542	3,125,355
Freddie Mac Gold Pool 5% 12/1/2054	1,501,282	1,480,940
Freddie Mac Gold Pool 5% 2/1/2035	8,746	8,860
Freddie Mac Gold Pool 5% 2/1/2040	2,999,999	3,030,777
Freddie Mac Gold Pool 5% 2/1/2040	7,893	8,027
Freddie Mac Gold Pool 5% 2/1/2041	5,931	6,032
Freddie Mac Gold Pool 5% 2/1/2041	5,570	5,664
Freddie Mac Gold Pool 5% 3/1/2041	11,384	11,577
Freddie Mac Gold Pool 5% 3/1/2041	11,190	11,380
Freddie Mac Gold Pool 5% 3/1/2041	1,571	1,579
Freddie Mac Gold Pool 5% 4/1/2034	3,087	3,133
Freddie Mac Gold Pool 5% 4/1/2035	21,897	22,215
Freddie Mac Gold Pool 5% 4/1/2035	7,832	7,955
Freddie Mac Gold Pool 5% 4/1/2035	5,654	5,742
Freddie Mac Gold Pool 5% 4/1/2036	46,384	47,112
Freddie Mac Gold Pool 5% 4/1/2040	49,396	50,232
Freddie Mac Gold Pool 5% 4/1/2041	2,485	2,527
Freddie Mac Gold Pool 5% 4/1/2054	2,638,473	2,641,474
Freddie Mac Gold Pool 5% 5/1/2034	3,733	3,787
Freddie Mac Gold Pool 5% 5/1/2034	1,849	1,876
Freddie Mac Gold Pool 5% 5/1/2034	1,357	1,378
Freddie Mac Gold Pool 5% 5/1/2034	295	299
Freddie Mac Gold Pool 5% 5/1/2035	21,355	21,686
Freddie Mac Gold Pool 5% 5/1/2035	760	771
Freddie Mac Gold Pool 5% 5/1/2040	6,948	7,063
Freddie Mac Gold Pool 5% 5/1/2041	10,032	10,202
Freddie Mac Gold Pool 5% 5/1/2052	6,829,001	6,817,561
Freddie Mac Gold Pool 5% 5/1/2052	540,694	542,323
Freddie Mac Gold Pool 5% 6/1/2035	3,945	4,004
Freddie Mac Gold Pool 5% 6/1/2035	1,732	1,759
Freddie Mac Gold Pool 5% 6/1/2038	1,213	1,233
Freddie Mac Gold Pool 5% 6/1/2038	1,133	1,152
Freddie Mac Gold Pool 5% 6/1/2040	31,564	32,095
Freddie Mac Gold Pool 5% 6/1/2040	25,167	25,591
Freddie Mac Gold Pool 5% 6/1/2041	782,236	795,538
Freddie Mac Gold Pool 5% 6/1/2041	12,347	12,555
Freddie Mac Gold Pool 5% 6/1/2052	8,776,729	8,762,026
Freddie Mac Gold Pool 5% 6/1/2052	3,730,730	3,737,305
Freddie Mac Gold Pool 5% 6/1/2052	1,692,764	1,697,863
Freddie Mac Gold Pool 5% 6/1/2053	27,823	27,550
Freddie Mac Gold Pool 5% 7/1/2033	1,077	1,078
Freddie Mac Gold Pool 5% 7/1/2035	138,356	140,444
Freddie Mac Gold Pool 5% 7/1/2035	19,377	19,683
Freddie Mac Gold Pool 5% 7/1/2035	1,020	1,036
Freddie Mac Gold Pool 5% 7/1/2035	326	331
Freddie Mac Gold Pool 5% 7/1/2035	113	115
Freddie Mac Gold Pool 5% 7/1/2040	15,207,540	15,363,563
Freddie Mac Gold Pool 5% 7/1/2040	1,876,004	1,895,251
Freddie Mac Gold Pool 5% 7/1/2040	5,873	5,969
Freddie Mac Gold Pool 5% 7/1/2041	14,426	14,671
Freddie Mac Gold Pool 5% 7/1/2041	13,361	13,586
Freddie Mac Gold Pool 5% 7/1/2041	8,264	8,399
Freddie Mac Gold Pool 5% 7/1/2041	7,840	7,974
Freddie Mac Gold Pool 5% 7/1/2041	6,200	6,278
Freddie Mac Gold Pool 5% 7/1/2041	5,126	5,213
Freddie Mac Gold Pool 5% 7/1/2041	4,335	4,402
Freddie Mac Gold Pool 5% 8/1/2033	2,530	2,567
Freddie Mac Gold Pool 5% 8/1/2033	751	762
Freddie Mac Gold Pool 5% 8/1/2034	33,698	34,193
Freddie Mac Gold Pool 5% 8/1/2035	2,777	2,817
Freddie Mac Gold Pool 5% 8/1/2035	374	380
Freddie Mac Gold Pool 5% 8/1/2036	12,464	12,664
Freddie Mac Gold Pool 5% 8/1/2036	787	799
Freddie Mac Gold Pool 5% 8/1/2040	25,899	26,326
Freddie Mac Gold Pool 5% 8/1/2040	1,379	1,401
Freddie Mac Gold Pool 5% 8/1/2055	10,649,606	10,551,062
Freddie Mac Gold Pool 5% 9/1/2033	7,915	8,027
Freddie Mac Gold Pool 5% 9/1/2035	18,053	18,343
Freddie Mac Gold Pool 5% 9/1/2035	804	817
Freddie Mac Gold Pool 5% 9/1/2035	87	88
Freddie Mac Gold Pool 5% 9/1/2052	7,144,600	7,137,097
Freddie Mac Gold Pool 5% 9/1/2052	2,294,879	2,278,126
Freddie Mac Gold Pool 5% 9/1/2054	1,878,805	1,861,567
Freddie Mac Gold Pool 5.5% 1/1/2055	36,720,300	37,518,548
Freddie Mac Gold Pool 5.5% 1/1/2055	11,330,495	11,523,692
Freddie Mac Gold Pool 5.5% 10/1/2054	19,173,144	19,500,067
Freddie Mac Gold Pool 5.5% 11/1/2054	17,752,856	18,111,039
Freddie Mac Gold Pool 5.5% 2/1/2054	2,911,649	2,939,458
Freddie Mac Gold Pool 5.5% 2/1/2054	2,898,566	2,926,250
Freddie Mac Gold Pool 5.5% 2/1/2055	15,078,930	15,171,117
Freddie Mac Gold Pool 5.5% 3/1/2034	46,448	47,969
Freddie Mac Gold Pool 5.5% 3/1/2053 (r)(s)(t)(u)	57,289,888	58,517,387
Freddie Mac Gold Pool 5.5% 3/1/2055	2,779,082	2,796,072
Freddie Mac Gold Pool 5.5% 3/1/2055	1,753,768	1,764,490
Freddie Mac Gold Pool 5.5% 4/1/2055	583,225	586,790
Freddie Mac Gold Pool 5.5% 5/1/2034	327,270	337,212
Freddie Mac Gold Pool 5.5% 5/1/2053	17,112,510	17,377,559
Freddie Mac Gold Pool 5.5% 5/1/2054	11,817,916	11,923,404
Freddie Mac Gold Pool 5.5% 5/1/2054	7,371,749	7,426,492
Freddie Mac Gold Pool 5.5% 5/1/2055	880,090	885,471
Freddie Mac Gold Pool 5.5% 6/1/2054	8,003,491	8,055,673
Freddie Mac Gold Pool 5.5% 6/1/2055	4,999,257	5,043,881
Freddie Mac Gold Pool 5.5% 7/1/2035	29,317	30,270
Freddie Mac Gold Pool 5.5% 9/1/2052	22,459,746	22,821,653
Freddie Mac Gold Pool 5.5% 9/1/2053	20,813,155	21,226,580
Freddie Mac Gold Pool 5.5% 9/1/2054	11,069,456	11,144,049
Freddie Mac Gold Pool 5.5% 9/1/2054	5,919,376	5,955,565
Freddie Mac Gold Pool 5.5% 9/1/2054	4,563,389	4,645,478
Freddie Mac Gold Pool 6% 1/1/2029	109	112
Freddie Mac Gold Pool 6% 1/1/2032	1,913	1,984
Freddie Mac Gold Pool 6% 1/1/2032	1,189	1,233
Freddie Mac Gold Pool 6% 10/1/2032	975	1,014
Freddie Mac Gold Pool 6% 10/1/2034	2,160	2,234
Freddie Mac Gold Pool 6% 10/1/2054	18,446,173	19,162,388
Freddie Mac Gold Pool 6% 11/1/2028	120	123
Freddie Mac Gold Pool 6% 11/1/2029	92	94
Freddie Mac Gold Pool 6% 11/1/2031	1,292	1,341
Freddie Mac Gold Pool 6% 11/1/2032	10,545	10,947
Freddie Mac Gold Pool 6% 11/1/2052	1,303,247	1,338,373
Freddie Mac Gold Pool 6% 11/1/2053	5,067,641	5,223,229
Freddie Mac Gold Pool 6% 12/1/2032	524	545
Freddie Mac Gold Pool 6% 12/1/2037	28,515	30,227
Freddie Mac Gold Pool 6% 12/1/2037	7,331	7,752
Freddie Mac Gold Pool 6% 12/1/2052	2,766,319	2,863,354
Freddie Mac Gold Pool 6% 2/1/2029	105	107
Freddie Mac Gold Pool 6% 2/1/2029	63	64
Freddie Mac Gold Pool 6% 2/1/2029	29	30
Freddie Mac Gold Pool 6% 2/1/2029	1	0
Freddie Mac Gold Pool 6% 2/1/2055	5,058,197	5,254,594
Freddie Mac Gold Pool 6% 3/1/2029	88	90
Freddie Mac Gold Pool 6% 4/1/2029	24	24
Freddie Mac Gold Pool 6% 4/1/2031	982	1,016
Freddie Mac Gold Pool 6% 4/1/2032	2,838	2,946
Freddie Mac Gold Pool 6% 4/1/2033	3,419	3,555
Freddie Mac Gold Pool 6% 4/1/2054	51,625,642	53,533,328
Freddie Mac Gold Pool 6% 5/1/2029	195	200
Freddie Mac Gold Pool 6% 5/1/2029	39	40
Freddie Mac Gold Pool 6% 5/1/2033	26,234	27,134
Freddie Mac Gold Pool 6% 5/1/2054	29,385,563	30,517,342
Freddie Mac Gold Pool 6% 6/1/2029	462	472
Freddie Mac Gold Pool 6% 6/1/2029	180	184
Freddie Mac Gold Pool 6% 6/1/2029	87	89
Freddie Mac Gold Pool 6% 6/1/2031	334	346
Freddie Mac Gold Pool 6% 7/1/2029	144	147
Freddie Mac Gold Pool 6% 7/1/2029	70	72
Freddie Mac Gold Pool 6% 7/1/2029	47	48
Freddie Mac Gold Pool 6% 7/1/2032	2,528	2,618
Freddie Mac Gold Pool 6% 7/1/2033	3,303	3,444
Freddie Mac Gold Pool 6% 7/1/2037	2,177	2,303
Freddie Mac Gold Pool 6% 7/1/2039	60,404,611	62,367,785
Freddie Mac Gold Pool 6% 8/1/2037	24,420	25,768
Freddie Mac Gold Pool 6% 8/1/2055	39,550,000	41,076,349
Freddie Mac Gold Pool 6% 9/1/2033	23,070	24,035
Freddie Mac Gold Pool 6% 9/1/2036	9,457	9,984
Freddie Mac Gold Pool 6% 9/1/2054 (t)	37,155,146	38,621,002
Freddie Mac Gold Pool 6% 9/1/2054	22,037,027	22,775,593
Freddie Mac Gold Pool 6.5% 1/1/2032	9,966	10,403
Freddie Mac Gold Pool 6.5% 1/1/2054	26,811,694	28,113,152
Freddie Mac Gold Pool 6.5% 1/1/2054	11,260,038	11,834,935
Freddie Mac Gold Pool 6.5% 1/1/2054	2,871,814	3,008,521
Freddie Mac Gold Pool 6.5% 10/1/2032	9,680	10,149
Freddie Mac Gold Pool 6.5% 10/1/2053	6,388,071	6,696,655
Freddie Mac Gold Pool 6.5% 10/1/2053	6,362,115	6,665,470
Freddie Mac Gold Pool 6.5% 12/1/2053	4,311,436	4,532,775
Freddie Mac Gold Pool 6.5% 2/1/2037	826	876
Freddie Mac Gold Pool 6.5% 2/1/2054	12,247,954	12,830,996
Freddie Mac Gold Pool 6.5% 3/1/2032	389	407
Freddie Mac Gold Pool 6.5% 3/1/2032	215	225
Freddie Mac Gold Pool 6.5% 3/1/2036	72,775	76,080
Freddie Mac Gold Pool 6.5% 3/1/2037	730	781
Freddie Mac Gold Pool 6.5% 4/1/2032	897	938
Freddie Mac Gold Pool 6.5% 4/1/2032	192	201
Freddie Mac Gold Pool 6.5% 5/1/2031	440	460
Freddie Mac Gold Pool 6.5% 5/1/2033	5,064	5,249
Freddie Mac Gold Pool 6.5% 6/1/2054	32,585,832	34,302,499
Freddie Mac Gold Pool 6.5% 6/1/2054	18,691,723	19,717,318
Freddie Mac Gold Pool 6.5% 7/1/2032	191	200
Freddie Mac Gold Pool 6.5% 8/1/2032	2,881	3,013
Freddie Mac Gold Pool 6.5% 8/1/2032	1,947	2,041
Freddie Mac Gold Pool 6.5% 8/1/2032	1,871	1,959
Freddie Mac Gold Pool 6.5% 9/1/2039	98,960	105,940
Freddie Mac Gold Pool 6.5% 9/1/2053	3,887,181	4,091,964
Freddie Mac Gold Pool 6.5% 9/1/2053	3,712,206	3,889,209
Freddie Mac Gold Pool 6.5% 9/1/2054	22,211,244	23,436,892
Freddie Mac Gold Pool 7% 1/1/2036	4,505	4,763
Freddie Mac Gold Pool 7% 11/1/2026	141	142
Freddie Mac Gold Pool 7% 11/1/2034	7,344	7,763
Freddie Mac Gold Pool 7% 11/1/2034	6,791	7,223
Freddie Mac Gold Pool 7% 12/1/2026	667	673
Freddie Mac Gold Pool 7% 3/1/2026	123	123
Freddie Mac Gold Pool 7% 4/1/2032	2,377	2,499
Freddie Mac Gold Pool 7% 4/1/2032	1,088	1,153
Freddie Mac Gold Pool 7% 7/1/2026	59	59
Freddie Mac Gold Pool 7% 7/1/2029	11,845	12,454
Freddie Mac Gold Pool 7% 8/1/2026	811	816
Freddie Mac Gold Pool 7% 8/1/2034	879	945
Freddie Mac Gold Pool 7% 9/1/2026	1,074	1,082
Freddie Mac Gold Pool 7% 9/1/2035	18,900	20,041
Freddie Mac Gold Pool 7.5% 1/1/2027	24	25
Freddie Mac Gold Pool 7.5% 11/1/2029	167	175
Freddie Mac Gold Pool 7.5% 11/1/2030	89	94
Freddie Mac Gold Pool 7.5% 2/1/2032	13,653	14,541
Freddie Mac Gold Pool 7.5% 5/1/2031	106	111
Freddie Mac Gold Pool 7.5% 6/1/2027	46	47
Freddie Mac Gold Pool 7.5% 7/1/2034	5,490	5,731
Freddie Mac Gold Pool 7.5% 9/1/2030	560	592
Freddie Mac Gold Pool 7.5% 9/1/2030	37	39
Freddie Mac Gold Pool 7.5% 9/1/2031	378	400
Freddie Mac Gold Pool 8% 11/1/2031	297	313
Freddie Mac Gold Pool 8% 2/1/2030	27	29
Freddie Mac Gold Pool 8% 4/1/2032	40	42
Freddie Mac Gold Pool 8% 7/1/2030	273	288
Freddie Mac Gold Pool 8% 8/1/2030	626	654
Freddie Mac Gold Pool 8% 8/1/2030	22	23
Freddie Mac Gold Pool 8% 8/1/2030	8	8
Freddie Mac Gold Pool 8% 9/1/2030	19	19
Freddie Mac Gold Pool 8.5% 1/1/2028	4	4
Freddie Mac Gold Pool 8.5% 12/1/2027	6	6
Freddie Mac Gold Pool 8.5% 5/1/2027	9	10
Freddie Mac Gold Pool 8.5% 5/1/2027	3	3
Freddie Mac Gold Pool 8.5% 8/1/2026	15	15
Freddie Mac Gold Pool 8.5% 8/1/2027	238	243
Freddie Mac Gold Pool 8.5% 8/1/2027	12	12
Freddie Mac Gold Pool 8.5% 9/1/2026	5	5
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	27,810,736	28,024,214
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	14,239,980	14,749,492
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,786,245	4,951,516
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	6,465,905	6,813,105
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	5,882,981	6,200,718
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,862,523	1,973,157
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	18,418,961	19,438,222
Freddie Mac Multifamily Structured pass-thru certificates 5.5% 9/1/2054	6,644,600	6,685,222
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	3,315	3,368
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	13,598	13,835
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	13,748	14,100
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	24,598	25,539
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (b)(c)	107,544	111,473
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(c)	26,231	27,190
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	7,180	7,427
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	587	613
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	4,464	4,633
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	2,299	2,396
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	7,937	8,278
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	5,644	5,887
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	8,253	8,609
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(c)	12,598	13,092
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	2,515	2,585
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	5,848	6,101
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	105	107
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	6,128	6,344
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	11,322	11,804
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(c)	10,610	10,775
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	14,223	14,471
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.887% 3/1/2035 (b)(c)	31,379	31,994
Freddie Mac Non Gold Pool 4% 9/1/2040	4,048	3,950
Freddie Mac Non Gold Pool 5% 8/1/2053	7,451,437	7,406,354
Freddie Mac Non Gold Pool 5.5% 12/1/2054	6,000,903	6,037,590
Freddie Mac Non Gold Pool 5.5% 12/1/2054	5,790,916	5,826,319
Freddie Mac Non Gold Pool 5.5% 2/1/2055	1,011,935	1,020,019
Freddie Mac Non Gold Pool 5.5% 2/1/2055	39,870	40,113
Freddie Mac Non Gold Pool 5.5% 4/1/2055	11,646,355	11,855,856
Freddie Mac Non Gold Pool 5.5% 5/1/2053	7,827,375	7,977,963
Freddie Mac Non Gold Pool 5.5% 6/1/2053	3,884,930	3,953,600
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,642,626	5,740,603
Freddie Mac Non Gold Pool 5.5% 8/1/2053	26,153,171	26,639,977
Freddie Mac Non Gold Pool 5.5% 8/1/2053	8,789,584	8,953,189
Freddie Mac Non Gold Pool 5.5% 8/1/2053	8,679,024	8,829,723
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	4,202	4,218
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	7,100	7,223
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(c)	8,137	8,322
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	13,180	13,551
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	388	405
Freddie Mac Non Gold Pool 6% 11/1/2054	14,247,929	14,752,160
Freddie Mac Non Gold Pool 6% 6/1/2053	10,770,761	11,125,009
Freddie Mac Non Gold Pool 6% 6/1/2053	10,710,863	11,083,224
Freddie Mac Non Gold Pool 6% 6/1/2053	8,947,797	9,253,273
Freddie Mac Non Gold Pool 6% 6/1/2054	17,826,258	18,445,984
Freddie Mac Non Gold Pool 6% 7/1/2053	10,624,173	10,993,520
Freddie Mac Non Gold Pool 6% 7/1/2053	9,344,021	9,663,024
Freddie Mac Non Gold Pool 6% 9/1/2053	9,816,765	10,118,162
Freddie Mac Non Gold Pool 6.5% 1/1/2055	11,395,191	11,942,090
Ginnie Mae I Pool 2% 11/20/2052	18,904	15,516
Ginnie Mae I Pool 2% 3/20/2053	1,882,745	1,540,449
Ginnie Mae I Pool 2% 5/20/2053	1,171,984	958,909
Ginnie Mae I Pool 2% 6/20/2053	1,489,106	1,218,376
Ginnie Mae I Pool 2% 8/20/2052	18,366	15,132
Ginnie Mae I Pool 2% 9/20/2052	113,304	92,855
Ginnie Mae I Pool 2.5% 1/20/2052	12,608,921	10,649,214
Ginnie Mae I Pool 2.5% 12/20/2051	19,700,093	16,638,259
Ginnie Mae I Pool 2.5% 12/20/2051	10,410,050	8,792,096
Ginnie Mae I Pool 2.5% 12/20/2051	9,490,178	8,015,193
Ginnie Mae I Pool 2.5% 8/20/2051	65,137,124	55,013,363
Ginnie Mae I Pool 2.5% 8/20/2051	16,965,090	14,328,337
Ginnie Mae I Pool 2.5% 8/20/2051	8,024,478	6,777,295
Ginnie Mae I Pool 2.5% 9/20/2051	27,302,214	23,058,841
Ginnie Mae I Pool 2.5% 9/20/2051	16,717,387	14,119,132
Ginnie Mae I Pool 3% 12/15/2042	158,457	144,147
Ginnie Mae I Pool 3% 12/20/2042	228,233	209,717
Ginnie Mae I Pool 3% 2/15/2045	94,343	85,073
Ginnie Mae I Pool 3% 2/15/2045	71,982	64,784
Ginnie Mae I Pool 3% 2/20/2050	3,110,396	2,754,891
Ginnie Mae I Pool 3% 2/20/2050	1,454,386	1,288,156
Ginnie Mae I Pool 3% 3/15/2045	135,350	121,862
Ginnie Mae I Pool 3% 3/20/2043	148,649	136,655
Ginnie Mae I Pool 3% 3/20/2043	61,436	56,523
Ginnie Mae I Pool 3% 4/15/2043	18,583	16,843
Ginnie Mae I Pool 3% 4/15/2043	15,759	14,359
Ginnie Mae I Pool 3% 4/15/2045	52,168	46,933
Ginnie Mae I Pool 3% 4/15/2045	4,293	3,852
Ginnie Mae I Pool 3% 5/15/2042	23,301	21,303
Ginnie Mae I Pool 3% 5/15/2043	18,191	16,342
Ginnie Mae I Pool 3% 5/15/2043	14,237	12,946
Ginnie Mae I Pool 3% 5/15/2043	13,147	11,989
Ginnie Mae I Pool 3% 5/15/2043	5,323	4,822
Ginnie Mae I Pool 3% 5/15/2043	4,769	4,333
Ginnie Mae I Pool 3% 5/15/2045	894	802
Ginnie Mae I Pool 3% 6/15/2042	7,579	6,915
Ginnie Mae I Pool 3% 6/15/2043	26,556	24,248
Ginnie Mae I Pool 3% 6/15/2043	22,476	20,637
Ginnie Mae I Pool 3% 6/15/2043	18,133	16,422
Ginnie Mae I Pool 3% 6/20/2042	35,853	32,891
Ginnie Mae I Pool 3.5% 1/15/2041	5,348	5,048
Ginnie Mae I Pool 3.5% 1/15/2042	70,052	65,615
Ginnie Mae I Pool 3.5% 1/15/2042	54,224	50,887
Ginnie Mae I Pool 3.5% 1/15/2042	742	697
Ginnie Mae I Pool 3.5% 1/15/2043	77,594	72,759
Ginnie Mae I Pool 3.5% 1/15/2043	2,546	2,390
Ginnie Mae I Pool 3.5% 1/20/2048	1,143,138	1,064,211
Ginnie Mae I Pool 3.5% 10/20/2052	10,459,184	9,545,992
Ginnie Mae I Pool 3.5% 11/15/2040	9,314	8,789
Ginnie Mae I Pool 3.5% 11/15/2042	180,871	169,693
Ginnie Mae I Pool 3.5% 12/15/2040	1,958	1,849
Ginnie Mae I Pool 3.5% 12/15/2041	68,502	64,322
Ginnie Mae I Pool 3.5% 12/15/2041	62,204	58,344
Ginnie Mae I Pool 3.5% 12/15/2041	38,623	36,400
Ginnie Mae I Pool 3.5% 12/15/2041	6,021	5,675
Ginnie Mae I Pool 3.5% 12/20/2049	169,651	155,607
Ginnie Mae I Pool 3.5% 12/20/2049	77,449	70,868
Ginnie Mae I Pool 3.5% 12/20/2049	60,087	55,131
Ginnie Mae I Pool 3.5% 12/20/2049	18,060	16,530
Ginnie Mae I Pool 3.5% 2/15/2042	74,367	69,948
Ginnie Mae I Pool 3.5% 2/15/2042	60,874	57,065
Ginnie Mae I Pool 3.5% 2/15/2042	47,863	44,856
Ginnie Mae I Pool 3.5% 2/15/2042	26,017	24,478
Ginnie Mae I Pool 3.5% 2/15/2042	3,292	3,095
Ginnie Mae I Pool 3.5% 2/15/2043	338,766	318,543
Ginnie Mae I Pool 3.5% 2/15/2043	39,332	36,841
Ginnie Mae I Pool 3.5% 2/15/2043	14,187	13,314
Ginnie Mae I Pool 3.5% 2/15/2044	51,427	47,894
Ginnie Mae I Pool 3.5% 2/20/2041	489,385	464,517
Ginnie Mae I Pool 3.5% 2/20/2043	106,333	99,943
Ginnie Mae I Pool 3.5% 3/15/2042	13,785	12,984
Ginnie Mae I Pool 3.5% 3/15/2042	6,329	5,943
Ginnie Mae I Pool 3.5% 3/15/2042	6,297	5,923
Ginnie Mae I Pool 3.5% 3/15/2042	1,846	1,732
Ginnie Mae I Pool 3.5% 3/15/2043	26,803	25,167
Ginnie Mae I Pool 3.5% 3/15/2043	2,572	2,411
Ginnie Mae I Pool 3.5% 3/20/2043	48,696	45,745
Ginnie Mae I Pool 3.5% 4/15/2043	293,801	276,418
Ginnie Mae I Pool 3.5% 4/15/2043	54,900	51,299
Ginnie Mae I Pool 3.5% 5/15/2042	18,581	17,481
Ginnie Mae I Pool 3.5% 5/15/2042	13,320	12,528
Ginnie Mae I Pool 3.5% 5/15/2043	12,808	11,981
Ginnie Mae I Pool 3.5% 5/15/2043	11,321	10,670
Ginnie Mae I Pool 3.5% 5/15/2043	9,942	9,320
Ginnie Mae I Pool 3.5% 5/15/2043	4,386	4,117
Ginnie Mae I Pool 3.5% 5/20/2046	47,141	43,504
Ginnie Mae I Pool 3.5% 5/20/2046	31,081	28,683
Ginnie Mae I Pool 3.5% 5/20/2046	24,991	23,063
Ginnie Mae I Pool 3.5% 5/20/2046	23,553	21,736
Ginnie Mae I Pool 3.5% 5/20/2046	22,884	21,119
Ginnie Mae I Pool 3.5% 5/20/2046	12,518	11,537
Ginnie Mae I Pool 3.5% 6/15/2042	2,482	2,328
Ginnie Mae I Pool 3.5% 6/15/2043	23,760	22,214
Ginnie Mae I Pool 3.5% 6/15/2043	19,651	18,343
Ginnie Mae I Pool 3.5% 6/15/2043	15,994	15,009
Ginnie Mae I Pool 3.5% 6/15/2043	10,222	9,669
Ginnie Mae I Pool 3.5% 6/15/2043	8,033	7,518
Ginnie Mae I Pool 3.5% 6/20/2043	11,650	10,932
Ginnie Mae I Pool 3.5% 6/20/2044	612,854	574,100
Ginnie Mae I Pool 3.5% 6/20/2046	124,082	114,547
Ginnie Mae I Pool 3.5% 6/20/2046	33,755	31,161
Ginnie Mae I Pool 3.5% 6/20/2046	31,178	28,773
Ginnie Mae I Pool 3.5% 6/20/2046	29,591	27,308
Ginnie Mae I Pool 3.5% 6/20/2046	26,242	24,226
Ginnie Mae I Pool 3.5% 6/20/2046	15,879	14,654
Ginnie Mae I Pool 3.5% 6/20/2046	10,817	9,986
Ginnie Mae I Pool 3.5% 7/15/2042	51,204	48,066
Ginnie Mae I Pool 3.5% 7/15/2042	17,093	16,046
Ginnie Mae I Pool 3.5% 7/15/2042	4,370	4,099
Ginnie Mae I Pool 3.5% 7/15/2043	9,171	8,583
Ginnie Mae I Pool 3.5% 7/15/2043	3,181	2,986
Ginnie Mae I Pool 3.5% 7/20/2043	96,869	90,582
Ginnie Mae I Pool 3.5% 7/20/2046	1,154,002	1,064,967
Ginnie Mae I Pool 3.5% 7/20/2052	55,679,376	50,818,004
Ginnie Mae I Pool 3.5% 8/15/2042	4,409	4,135
Ginnie Mae I Pool 3.5% 8/20/2052	32,968,056	30,089,612
Ginnie Mae I Pool 3.5% 9/15/2042	12,300	11,518
Ginnie Mae I Pool 3.5% 9/15/2042	5,776	5,461
Ginnie Mae I Pool 3.5% 9/15/2042	5,744	5,385
Ginnie Mae I Pool 3.5% 9/15/2042	5,389	5,048
Ginnie Mae I Pool 3.5% 9/15/2043	4,652	4,353
Ginnie Mae I Pool 3.5% 9/20/2052	66,531,921	60,723,013
Ginnie Mae I Pool 4% 1/15/2040	12,873	12,532
Ginnie Mae I Pool 4% 1/15/2040	12,570	12,209
Ginnie Mae I Pool 4% 1/15/2041	65,975	64,000
Ginnie Mae I Pool 4% 1/15/2041	2,630	2,552
Ginnie Mae I Pool 4% 1/15/2042	4,868	4,713
Ginnie Mae I Pool 4% 1/15/2043	18,102	17,492
Ginnie Mae I Pool 4% 1/15/2047	43,758	41,328
Ginnie Mae I Pool 4% 1/15/2047	42,237	39,892
Ginnie Mae I Pool 4% 1/15/2047	32,425	30,624
Ginnie Mae I Pool 4% 1/15/2047	15,468	14,609
Ginnie Mae I Pool 4% 10/15/2039	15,302	14,897
Ginnie Mae I Pool 4% 10/15/2040	77,343	75,080
Ginnie Mae I Pool 4% 10/15/2040	72,283	70,158
Ginnie Mae I Pool 4% 10/15/2040	67,012	65,078
Ginnie Mae I Pool 4% 10/15/2040	6,822	6,626
Ginnie Mae I Pool 4% 10/15/2040	5,936	5,765
Ginnie Mae I Pool 4% 10/15/2040	2,821	2,739
Ginnie Mae I Pool 4% 10/15/2041	163,940	158,719
Ginnie Mae I Pool 4% 10/15/2041	65,404	63,400
Ginnie Mae I Pool 4% 10/15/2041	53,920	52,296
Ginnie Mae I Pool 4% 10/15/2041	36,018	34,927
Ginnie Mae I Pool 4% 10/15/2041	28,377	27,469
Ginnie Mae I Pool 4% 10/15/2041	20,846	20,241
Ginnie Mae I Pool 4% 10/15/2041	15,710	15,191
Ginnie Mae I Pool 4% 10/15/2041	11,346	10,990
Ginnie Mae I Pool 4% 10/15/2041	8,453	8,197
Ginnie Mae I Pool 4% 10/15/2041	6,651	6,455
Ginnie Mae I Pool 4% 10/15/2041	4,890	4,741
Ginnie Mae I Pool 4% 10/15/2041	2,745	2,662
Ginnie Mae I Pool 4% 10/20/2042	228,020	220,492
Ginnie Mae I Pool 4% 10/20/2052	69,422,184	65,311,182
Ginnie Mae I Pool 4% 11/15/2039	11,372	11,081
Ginnie Mae I Pool 4% 11/15/2040	17,960	17,422
Ginnie Mae I Pool 4% 11/15/2040	2,280	2,220
Ginnie Mae I Pool 4% 11/15/2041	136,164	131,969
Ginnie Mae I Pool 4% 11/15/2041	21,009	20,312
Ginnie Mae I Pool 4% 11/15/2042	6,095	5,891
Ginnie Mae I Pool 4% 11/20/2042	28,812	27,809
Ginnie Mae I Pool 4% 12/15/2039	36,440	35,398
Ginnie Mae I Pool 4% 12/15/2039	6,384	6,204
Ginnie Mae I Pool 4% 12/15/2040	8,438	8,215
Ginnie Mae I Pool 4% 12/15/2040	6,759	6,555
Ginnie Mae I Pool 4% 12/15/2040	4,338	4,202
Ginnie Mae I Pool 4% 12/15/2040	3,800	3,688
Ginnie Mae I Pool 4% 12/15/2040	2,930	2,838
Ginnie Mae I Pool 4% 12/15/2041	63,323	61,416
Ginnie Mae I Pool 4% 12/15/2041	43,398	42,009
Ginnie Mae I Pool 4% 12/15/2041	22,369	21,660
Ginnie Mae I Pool 4% 12/15/2041	12,607	12,208
Ginnie Mae I Pool 4% 12/15/2041	2,219	2,150
Ginnie Mae I Pool 4% 12/15/2042	3,866	3,741
Ginnie Mae I Pool 4% 12/15/2046	8,408	7,957
Ginnie Mae I Pool 4% 2/15/2040	54,775	53,180
Ginnie Mae I Pool 4% 2/15/2040	33,714	32,728
Ginnie Mae I Pool 4% 2/15/2040	31,885	30,995
Ginnie Mae I Pool 4% 2/15/2041	18,120	17,589
Ginnie Mae I Pool 4% 2/15/2041	9,503	9,202
Ginnie Mae I Pool 4% 2/15/2042	20,428	19,778
Ginnie Mae I Pool 4% 2/15/2042	13,778	13,344
Ginnie Mae I Pool 4% 2/15/2045	58,397	56,215
Ginnie Mae I Pool 4% 3/15/2040	273,659	265,761
Ginnie Mae I Pool 4% 3/15/2041	135,789	131,834
Ginnie Mae I Pool 4% 3/15/2041	10,596	10,344
Ginnie Mae I Pool 4% 3/15/2041	6,198	6,017
Ginnie Mae I Pool 4% 3/15/2042	69,576	67,325
Ginnie Mae I Pool 4% 3/15/2042	10,415	10,068
Ginnie Mae I Pool 4% 3/15/2042	7,713	7,468
Ginnie Mae I Pool 4% 3/20/2044	306,761	294,738
Ginnie Mae I Pool 4% 3/20/2047	760,646	726,002
Ginnie Mae I Pool 4% 4/15/2040	21,714	21,070
Ginnie Mae I Pool 4% 4/15/2040	9,642	9,375
Ginnie Mae I Pool 4% 4/15/2041	4,313	4,185
Ginnie Mae I Pool 4% 4/15/2042	12,775	12,357
Ginnie Mae I Pool 4% 4/15/2043	56,382	54,455
Ginnie Mae I Pool 4% 4/15/2043	2,866	2,776
Ginnie Mae I Pool 4% 4/15/2046	385,333	370,638
Ginnie Mae I Pool 4% 4/20/2048	235,759	222,516
Ginnie Mae I Pool 4% 4/20/2048	224,035	211,450
Ginnie Mae I Pool 4% 5/15/2040	18,927	18,364
Ginnie Mae I Pool 4% 5/15/2041	12,284	12,000
Ginnie Mae I Pool 4% 5/15/2042	2,044	2,010
Ginnie Mae I Pool 4% 5/15/2043	8,427	8,124
Ginnie Mae I Pool 4% 5/15/2045	54,217	52,109
Ginnie Mae I Pool 4% 5/20/2049	91,849	86,231
Ginnie Mae I Pool 4% 6/15/2041	16,677	16,166
Ginnie Mae I Pool 4% 6/15/2041	11,002	10,665
Ginnie Mae I Pool 4% 6/15/2041	4,944	4,784
Ginnie Mae I Pool 4% 6/15/2041	2,818	2,744
Ginnie Mae I Pool 4% 6/15/2042	11,626	11,227
Ginnie Mae I Pool 4% 6/15/2043	2,133	2,065
Ginnie Mae I Pool 4% 6/15/2045	14,539	14,004
Ginnie Mae I Pool 4% 7/15/2039	14,064	13,669
Ginnie Mae I Pool 4% 7/15/2041	6,495	6,293
Ginnie Mae I Pool 4% 7/15/2041	5,353	5,200
Ginnie Mae I Pool 4% 7/15/2041	3,077	2,976
Ginnie Mae I Pool 4% 7/15/2045	39,660	38,106
Ginnie Mae I Pool 4% 7/15/2046	36,827	34,851
Ginnie Mae I Pool 4% 7/15/2046	23,651	22,418
Ginnie Mae I Pool 4% 8/15/2039	9,909	9,642
Ginnie Mae I Pool 4% 8/15/2039	6,070	5,897
Ginnie Mae I Pool 4% 8/15/2039	4,410	4,281
Ginnie Mae I Pool 4% 8/15/2040	3,169	3,079
Ginnie Mae I Pool 4% 8/15/2041	9,400	9,114
Ginnie Mae I Pool 4% 8/15/2041	6,164	5,985
Ginnie Mae I Pool 4% 8/15/2041	2,700	2,628
Ginnie Mae I Pool 4% 8/15/2042	30,270	29,235
Ginnie Mae I Pool 4% 8/15/2043	4,357	4,196
Ginnie Mae I Pool 4% 8/15/2043	1,793	1,727
Ginnie Mae I Pool 4% 9/15/2039	9,308	9,071
Ginnie Mae I Pool 4% 9/15/2040	2,498	2,427
Ginnie Mae I Pool 4% 9/15/2041	63,715	61,718
Ginnie Mae I Pool 4% 9/15/2041	9,141	8,862
Ginnie Mae I Pool 4% 9/15/2041	8,051	7,816
Ginnie Mae I Pool 4% 9/15/2041	3,297	3,188
Ginnie Mae I Pool 4% 9/15/2041	2,453	2,375
Ginnie Mae I Pool 4% 9/15/2041	955	929
Ginnie Mae I Pool 4.5% 10/15/2039	7,279	7,246
Ginnie Mae I Pool 4.5% 10/15/2039	5,528	5,511
Ginnie Mae I Pool 4.5% 10/15/2039	1,283	1,279
Ginnie Mae I Pool 4.5% 11/15/2039	41,157	40,972
Ginnie Mae I Pool 4.5% 11/15/2039	16,745	16,680
Ginnie Mae I Pool 4.5% 11/15/2039	13,746	13,696
Ginnie Mae I Pool 4.5% 11/15/2039	12,289	12,245
Ginnie Mae I Pool 4.5% 11/15/2039	10,627	10,603
Ginnie Mae I Pool 4.5% 11/15/2039	10,001	9,966
Ginnie Mae I Pool 4.5% 11/15/2039	6,258	6,236
Ginnie Mae I Pool 4.5% 11/15/2039	5,067	5,050
Ginnie Mae I Pool 4.5% 11/15/2039	1,028	1,024
Ginnie Mae I Pool 4.5% 11/15/2039	612	610
Ginnie Mae I Pool 4.5% 12/15/2039	11,909	11,880
Ginnie Mae I Pool 4.5% 2/15/2040	33,796	33,678
Ginnie Mae I Pool 4.5% 2/15/2040	31,424	31,266
Ginnie Mae I Pool 4.5% 2/15/2040	26,730	26,646
Ginnie Mae I Pool 4.5% 2/15/2040	24,019	23,935
Ginnie Mae I Pool 4.5% 2/15/2040	12,802	12,768
Ginnie Mae I Pool 4.5% 2/15/2040	11,130	11,092
Ginnie Mae I Pool 4.5% 2/15/2040	9,944	9,909
Ginnie Mae I Pool 4.5% 2/15/2040	6,888	6,869
Ginnie Mae I Pool 4.5% 2/15/2040	1,960	1,954
Ginnie Mae I Pool 4.5% 2/15/2041	7,826	7,782
Ginnie Mae I Pool 4.5% 3/15/2040	116,306	115,916
Ginnie Mae I Pool 4.5% 3/15/2040	10,925	10,884
Ginnie Mae I Pool 4.5% 3/15/2040	5,851	5,831
Ginnie Mae I Pool 4.5% 3/15/2040	5,686	5,667
Ginnie Mae I Pool 4.5% 3/15/2040	3,974	3,961
Ginnie Mae I Pool 4.5% 3/15/2041	197,641	196,764
Ginnie Mae I Pool 4.5% 3/15/2041	4,452	4,435
Ginnie Mae I Pool 4.5% 4/15/2040	34,897	34,788
Ginnie Mae I Pool 4.5% 4/15/2040	17,881	17,797
Ginnie Mae I Pool 4.5% 4/15/2040	13,757	13,697
Ginnie Mae I Pool 4.5% 4/15/2040	7,933	7,901
Ginnie Mae I Pool 4.5% 4/15/2040	3,188	3,171
Ginnie Mae I Pool 4.5% 4/15/2040	3,097	3,081
Ginnie Mae I Pool 4.5% 4/20/2053	88,555,630	85,872,315
Ginnie Mae I Pool 4.5% 5/15/2039	6,527	6,507
Ginnie Mae I Pool 4.5% 5/15/2040	53,418	53,232
Ginnie Mae I Pool 4.5% 5/15/2040	4,212	4,194
Ginnie Mae I Pool 4.5% 5/20/2041	16,120	16,036
Ginnie Mae I Pool 4.5% 6/15/2039	22,729	22,671
Ginnie Mae I Pool 4.5% 6/15/2039	20,426	20,361
Ginnie Mae I Pool 4.5% 6/15/2039	3,959	3,947
Ginnie Mae I Pool 4.5% 6/15/2039	3,240	3,230
Ginnie Mae I Pool 4.5% 6/15/2039	2,768	2,760
Ginnie Mae I Pool 4.5% 6/15/2040	173,554	172,736
Ginnie Mae I Pool 4.5% 6/15/2040	108,829	108,454
Ginnie Mae I Pool 4.5% 6/15/2040	54,060	53,863
Ginnie Mae I Pool 4.5% 6/15/2040	38,858	38,726
Ginnie Mae I Pool 4.5% 6/15/2040	23,044	22,961
Ginnie Mae I Pool 4.5% 6/15/2040	22,770	22,692
Ginnie Mae I Pool 4.5% 6/15/2040	19,840	19,771
Ginnie Mae I Pool 4.5% 6/15/2040	18,422	18,357
Ginnie Mae I Pool 4.5% 6/15/2040	5,061	5,044
Ginnie Mae I Pool 4.5% 6/15/2040	2,814	2,804
Ginnie Mae I Pool 4.5% 6/15/2040	1,867	1,859
Ginnie Mae I Pool 4.5% 6/15/2041	342,712	341,321
Ginnie Mae I Pool 4.5% 6/20/2041	6,610	6,574
Ginnie Mae I Pool 4.5% 7/15/2039	17,834	17,782
Ginnie Mae I Pool 4.5% 7/15/2040	71,479	71,230
Ginnie Mae I Pool 4.5% 7/15/2040	60,615	60,403
Ginnie Mae I Pool 4.5% 7/15/2040	54,436	54,256
Ginnie Mae I Pool 4.5% 7/15/2040	43,459	43,310
Ginnie Mae I Pool 4.5% 7/15/2040	43,216	43,066
Ginnie Mae I Pool 4.5% 7/15/2040	29,755	29,644
Ginnie Mae I Pool 4.5% 7/15/2040	15,846	15,792
Ginnie Mae I Pool 4.5% 7/15/2040	15,815	15,760
Ginnie Mae I Pool 4.5% 7/15/2040	5,040	5,021
Ginnie Mae I Pool 4.5% 7/15/2040	4,372	4,356
Ginnie Mae I Pool 4.5% 7/15/2040	2,967	2,956
Ginnie Mae I Pool 4.5% 7/15/2040	1,257	1,252
Ginnie Mae I Pool 4.5% 7/15/2040	826	822
Ginnie Mae I Pool 4.5% 8/15/2039	196,966	196,362
Ginnie Mae I Pool 4.5% 8/15/2039	114,224	113,878
Ginnie Mae I Pool 4.5% 8/15/2039	93,600	93,320
Ginnie Mae I Pool 4.5% 8/15/2039	40,338	40,206
Ginnie Mae I Pool 4.5% 8/15/2039	22,527	22,451
Ginnie Mae I Pool 4.5% 8/15/2039	18,524	18,470
Ginnie Mae I Pool 4.5% 8/15/2039	3,059	3,050
Ginnie Mae I Pool 4.5% 8/15/2040	16,736	16,676
Ginnie Mae I Pool 4.5% 8/15/2040	1,974	1,966
Ginnie Mae I Pool 4.5% 8/15/2040	1,516	1,511
Ginnie Mae I Pool 4.5% 8/15/2040	1,489	1,486
Ginnie Mae I Pool 4.5% 8/15/2041	4,157	4,143
Ginnie Mae I Pool 4.5% 9/15/2039	34,114	34,005
Ginnie Mae I Pool 4.5% 9/15/2039	16,492	16,442
Ginnie Mae I Pool 4.5% 9/15/2039	6,768	6,748
Ginnie Mae I Pool 4.5% 9/15/2039	6,562	6,540
Ginnie Mae I Pool 4.5% 9/15/2040	5,673	5,654
Ginnie Mae I Pool 4.5% 9/15/2040	2,479	2,469
Ginnie Mae I Pool 5% 1/15/2034	1,303	1,321
Ginnie Mae I Pool 5% 1/15/2040	564	571
Ginnie Mae I Pool 5% 10/15/2033	751	761
Ginnie Mae I Pool 5% 10/15/2034	1,076	1,091
Ginnie Mae I Pool 5% 10/15/2039	13,001	13,204
Ginnie Mae I Pool 5% 10/15/2039	9,791	9,945
Ginnie Mae I Pool 5% 10/15/2039	8,060	8,187
Ginnie Mae I Pool 5% 10/15/2039	4,462	4,532
Ginnie Mae I Pool 5% 10/15/2039	2,658	2,699
Ginnie Mae I Pool 5% 10/20/2054	1,152,304	1,140,769
Ginnie Mae I Pool 5% 11/15/2033	450	457
Ginnie Mae I Pool 5% 11/15/2039	16,560	16,822
Ginnie Mae I Pool 5% 11/15/2039	14,841	15,069
Ginnie Mae I Pool 5% 11/15/2039	5,191	5,273
Ginnie Mae I Pool 5% 11/15/2039	4,899	4,977
Ginnie Mae I Pool 5% 11/15/2039	996	1,012
Ginnie Mae I Pool 5% 11/15/2040	5,059	5,139
Ginnie Mae I Pool 5% 11/15/2040	1,345	1,366
Ginnie Mae I Pool 5% 12/15/2039	12,292	12,486
Ginnie Mae I Pool 5% 12/15/2039	6,300	6,399
Ginnie Mae I Pool 5% 12/15/2039	5,323	5,408
Ginnie Mae I Pool 5% 2/15/2039	2,335	2,371
Ginnie Mae I Pool 5% 3/15/2041	10,341	10,507
Ginnie Mae I Pool 5% 3/15/2041	6,110	6,208
Ginnie Mae I Pool 5% 4/15/2033	1,279	1,295
Ginnie Mae I Pool 5% 4/15/2039	2,170	2,204
Ginnie Mae I Pool 5% 4/15/2040	117,582	119,439
Ginnie Mae I Pool 5% 4/15/2040	101,814	103,416
Ginnie Mae I Pool 5% 4/15/2040	5,276	5,360
Ginnie Mae I Pool 5% 4/15/2040	5,111	5,191
Ginnie Mae I Pool 5% 4/15/2040	1,821	1,850
Ginnie Mae I Pool 5% 4/15/2041	17,735	18,024
Ginnie Mae I Pool 5% 4/15/2041	4,542	4,615
Ginnie Mae I Pool 5% 4/15/2041	1,686	1,714
Ginnie Mae I Pool 5% 4/20/2048	2,829,179	2,870,703
Ginnie Mae I Pool 5% 5/15/2039	29,114	29,566
Ginnie Mae I Pool 5% 5/15/2039	18,301	18,586
Ginnie Mae I Pool 5% 5/15/2040	5,347	5,432
Ginnie Mae I Pool 5% 5/15/2040	3,233	3,284
Ginnie Mae I Pool 5% 5/15/2040	1,141	1,160
Ginnie Mae I Pool 5% 6/15/2039	2,003	2,034
Ginnie Mae I Pool 5% 6/15/2040	308,223	313,092
Ginnie Mae I Pool 5% 6/15/2040	8,551	8,686
Ginnie Mae I Pool 5% 6/15/2040	4,674	4,749
Ginnie Mae I Pool 5% 6/15/2041	12,549	12,749
Ginnie Mae I Pool 5% 6/15/2041	1,760	1,789
Ginnie Mae I Pool 5% 6/15/2041	1,702	1,729
Ginnie Mae I Pool 5% 7/15/2039	23,445	23,810
Ginnie Mae I Pool 5% 7/15/2039	17,241	17,511
Ginnie Mae I Pool 5% 7/15/2040	14,628	14,859
Ginnie Mae I Pool 5% 7/15/2040	14,006	14,228
Ginnie Mae I Pool 5% 7/15/2040	6,689	6,795
Ginnie Mae I Pool 5% 7/15/2040	5,933	6,028
Ginnie Mae I Pool 5% 7/15/2040	4,772	4,847
Ginnie Mae I Pool 5% 7/15/2040	906	921
Ginnie Mae I Pool 5% 8/15/2039	11,740	11,924
Ginnie Mae I Pool 5% 8/15/2039	9,415	9,562
Ginnie Mae I Pool 5% 8/15/2039	4,226	4,292
Ginnie Mae I Pool 5% 8/15/2039	2,971	3,018
Ginnie Mae I Pool 5% 8/15/2039	1,921	1,951
Ginnie Mae I Pool 5% 8/15/2039	911	925
Ginnie Mae I Pool 5% 8/15/2040	22,194	22,546
Ginnie Mae I Pool 5% 8/15/2040	19,301	19,607
Ginnie Mae I Pool 5% 8/15/2040	18,515	18,810
Ginnie Mae I Pool 5% 8/15/2040	5,018	5,099
Ginnie Mae I Pool 5% 9/15/2039	75,262	76,435
Ginnie Mae I Pool 5% 9/15/2039	14,347	14,572
Ginnie Mae I Pool 5% 9/15/2039	10,682	10,849
Ginnie Mae I Pool 5% 9/15/2039	7,303	7,417
Ginnie Mae I Pool 5% 9/15/2039	4,761	4,836
Ginnie Mae I Pool 5% 9/15/2039	4,360	4,429
Ginnie Mae I Pool 5% 9/15/2039	3,913	3,975
Ginnie Mae I Pool 5% 9/15/2039	3,010	3,057
Ginnie Mae I Pool 5% 9/15/2039	2,571	2,612
Ginnie Mae I Pool 5% 9/15/2039	1,309	1,330
Ginnie Mae I Pool 5% 9/15/2040	10,718	10,887
Ginnie Mae I Pool 5% 9/15/2040	7,957	8,083
Ginnie Mae I Pool 5% 9/15/2040	2,395	2,433
Ginnie Mae I Pool 5% 9/15/2041	199,267	202,396
Ginnie Mae I Pool 5.5% 1/15/2034	158	161
Ginnie Mae I Pool 5.5% 1/15/2039	11,965	12,317
Ginnie Mae I Pool 5.5% 10/15/2035	9,535	9,781
Ginnie Mae I Pool 5.5% 12/15/2038	668	687
Ginnie Mae I Pool 5.5% 3/15/2039	1,928	1,984
Ginnie Mae I Pool 5.5% 3/20/2054	4,139,809	4,204,469
Ginnie Mae I Pool 5.5% 4/15/2034	720	736
Ginnie Mae I Pool 5.5% 5/15/2034	2,595	2,659
Ginnie Mae I Pool 5.5% 5/15/2034	758	776
Ginnie Mae I Pool 5.5% 5/15/2039	7,015	7,221
Ginnie Mae I Pool 5.5% 7/15/2037	685	704
Ginnie Mae I Pool 5.5% 7/15/2038	1,911	1,954
Ginnie Mae I Pool 5.5% 7/15/2039	6,431	6,624
Ginnie Mae I Pool 5.5% 8/15/2033	1,949	1,995
Ginnie Mae I Pool 5.5% 9/15/2039	68,614	70,679
Ginnie Mae I Pool 5.5% 9/15/2039	41,716	42,968
Ginnie Mae I Pool 6% 10/15/2030	3,043	3,113
Ginnie Mae I Pool 6% 10/15/2039	1,736	1,818
Ginnie Mae I Pool 6% 11/15/2039	4,975	5,214
Ginnie Mae I Pool 6% 11/15/2039	2,842	2,978
Ginnie Mae I Pool 6% 11/15/2039	1,890	1,979
Ginnie Mae I Pool 6% 11/15/2039	1,133	1,184
Ginnie Mae I Pool 6% 11/15/2039	963	1,001
Ginnie Mae I Pool 6% 11/15/2039	738	772
Ginnie Mae I Pool 6% 5/15/2040	157,748	164,794
Ginnie Mae I Pool 6.5% 10/15/2034	6,272	6,535
Ginnie Mae I Pool 6.5% 10/15/2034	3,553	3,695
Ginnie Mae I Pool 6.5% 10/15/2034	1,200	1,245
Ginnie Mae I Pool 6.5% 10/15/2035	4,060	4,247
Ginnie Mae I Pool 6.5% 10/15/2036	1,692	1,768
Ginnie Mae I Pool 6.5% 11/15/2034	1,570	1,617
Ginnie Mae I Pool 6.5% 6/15/2037	1,572	1,647
Ginnie Mae I Pool 6.5% 7/15/2035	486	507
Ginnie Mae I Pool 6.5% 8/15/2034	7,022	7,313
Ginnie Mae I Pool 6.5% 8/15/2034	166	171
Ginnie Mae I Pool 6.5% 8/15/2036	1,160	1,216
Ginnie Mae I Pool 6.5% 9/15/2034	2,710	2,823
Ginnie Mae I Pool 7% 1/15/2026	3	2
Ginnie Mae I Pool 7% 1/15/2027	8	8
Ginnie Mae I Pool 7% 1/15/2028	290	294
Ginnie Mae I Pool 7% 1/15/2028	183	184
Ginnie Mae I Pool 7% 1/15/2028	101	102
Ginnie Mae I Pool 7% 1/15/2028	99	99
Ginnie Mae I Pool 7% 1/15/2028	78	79
Ginnie Mae I Pool 7% 1/15/2028	74	75
Ginnie Mae I Pool 7% 1/15/2028	73	73
Ginnie Mae I Pool 7% 1/15/2028	64	65
Ginnie Mae I Pool 7% 1/15/2028	63	64
Ginnie Mae I Pool 7% 1/15/2028	28	28
Ginnie Mae I Pool 7% 1/15/2028	24	24
Ginnie Mae I Pool 7% 1/15/2028	22	22
Ginnie Mae I Pool 7% 1/15/2029	198	202
Ginnie Mae I Pool 7% 1/15/2029	141	144
Ginnie Mae I Pool 7% 1/15/2029	107	109
Ginnie Mae I Pool 7% 1/15/2029	78	79
Ginnie Mae I Pool 7% 1/15/2029	52	53
Ginnie Mae I Pool 7% 1/15/2030	635	649
Ginnie Mae I Pool 7% 1/15/2030	60	61
Ginnie Mae I Pool 7% 1/15/2031	4,095	4,200
Ginnie Mae I Pool 7% 1/15/2031	198	204
Ginnie Mae I Pool 7% 1/15/2032	1,263	1,306
Ginnie Mae I Pool 7% 1/15/2032	285	291
Ginnie Mae I Pool 7% 10/15/2026	43	43
Ginnie Mae I Pool 7% 10/15/2028	1,868	1,898
Ginnie Mae I Pool 7% 10/15/2028	903	910
Ginnie Mae I Pool 7% 10/15/2028	576	586
Ginnie Mae I Pool 7% 10/15/2028	318	319
Ginnie Mae I Pool 7% 10/15/2028	104	105
Ginnie Mae I Pool 7% 10/15/2028	79	80
Ginnie Mae I Pool 7% 10/15/2030	475	489
Ginnie Mae I Pool 7% 10/15/2030	171	175
Ginnie Mae I Pool 7% 10/15/2031	1,082	1,122
Ginnie Mae I Pool 7% 10/15/2031	697	722
Ginnie Mae I Pool 7% 10/15/2031	263	271
Ginnie Mae I Pool 7% 10/15/2031	252	256
Ginnie Mae I Pool 7% 10/15/2031	215	222
Ginnie Mae I Pool 7% 10/15/2031	188	195
Ginnie Mae I Pool 7% 10/15/2031	71	74
Ginnie Mae I Pool 7% 10/15/2032	1,615	1,667
Ginnie Mae I Pool 7% 11/15/2028	325	331
Ginnie Mae I Pool 7% 11/15/2028	255	258
Ginnie Mae I Pool 7% 11/15/2029	545	559
Ginnie Mae I Pool 7% 11/15/2031	626	641
Ginnie Mae I Pool 7% 11/15/2031	617	638
Ginnie Mae I Pool 7% 11/15/2032	616	635
Ginnie Mae I Pool 7% 12/15/2025	3	2
Ginnie Mae I Pool 7% 12/15/2026	2	1
Ginnie Mae I Pool 7% 12/15/2027	119	121
Ginnie Mae I Pool 7% 12/15/2027	19	19
Ginnie Mae I Pool 7% 12/15/2027	19	19
Ginnie Mae I Pool 7% 12/15/2028	2,901	2,956
Ginnie Mae I Pool 7% 12/15/2028	456	465
Ginnie Mae I Pool 7% 12/15/2028	220	224
Ginnie Mae I Pool 7% 12/15/2028	198	202
Ginnie Mae I Pool 7% 12/15/2028	164	167
Ginnie Mae I Pool 7% 12/15/2028	80	81
Ginnie Mae I Pool 7% 12/15/2028	35	35
Ginnie Mae I Pool 7% 12/15/2030	286	295
Ginnie Mae I Pool 7% 12/15/2031	1,027	1,062
Ginnie Mae I Pool 7% 12/15/2031	486	504
Ginnie Mae I Pool 7% 12/15/2031	47	49
Ginnie Mae I Pool 7% 2/15/2028	2,655	2,692
Ginnie Mae I Pool 7% 2/15/2028	1,164	1,179
Ginnie Mae I Pool 7% 2/15/2028	339	344
Ginnie Mae I Pool 7% 2/15/2028	100	101
Ginnie Mae I Pool 7% 2/15/2028	95	96
Ginnie Mae I Pool 7% 2/15/2028	89	90
Ginnie Mae I Pool 7% 2/15/2028	87	88
Ginnie Mae I Pool 7% 2/15/2028	63	64
Ginnie Mae I Pool 7% 2/15/2028	41	42
Ginnie Mae I Pool 7% 2/15/2028	32	33
Ginnie Mae I Pool 7% 2/15/2028	18	19
Ginnie Mae I Pool 7% 2/15/2029	43	44
Ginnie Mae I Pool 7% 2/15/2032	1,595	1,654
Ginnie Mae I Pool 7% 2/15/2032	1,189	1,211
Ginnie Mae I Pool 7% 2/15/2032	444	460
Ginnie Mae I Pool 7% 2/15/2032	160	166
Ginnie Mae I Pool 7% 2/15/2032	134	136
Ginnie Mae I Pool 7% 2/15/2032	107	111
Ginnie Mae I Pool 7% 3/15/2028	377	382
Ginnie Mae I Pool 7% 3/15/2028	364	369
Ginnie Mae I Pool 7% 3/15/2028	216	218
Ginnie Mae I Pool 7% 3/15/2028	124	125
Ginnie Mae I Pool 7% 3/15/2028	121	122
Ginnie Mae I Pool 7% 3/15/2028	102	103
Ginnie Mae I Pool 7% 3/15/2028	101	102
Ginnie Mae I Pool 7% 3/15/2028	98	99
Ginnie Mae I Pool 7% 3/15/2028	59	59
Ginnie Mae I Pool 7% 3/15/2028	38	38
Ginnie Mae I Pool 7% 3/15/2028	21	21
Ginnie Mae I Pool 7% 3/15/2028	10	10
Ginnie Mae I Pool 7% 3/15/2029	278	283
Ginnie Mae I Pool 7% 3/15/2029	124	126
Ginnie Mae I Pool 7% 3/15/2029	76	77
Ginnie Mae I Pool 7% 3/15/2029	37	37
Ginnie Mae I Pool 7% 3/15/2029	26	26
Ginnie Mae I Pool 7% 3/15/2029	20	21
Ginnie Mae I Pool 7% 3/15/2031	102	105
Ginnie Mae I Pool 7% 3/15/2031	101	104
Ginnie Mae I Pool 7% 3/15/2031	73	75
Ginnie Mae I Pool 7% 3/15/2031	35	35
Ginnie Mae I Pool 7% 3/15/2032	630	653
Ginnie Mae I Pool 7% 3/15/2032	313	325
Ginnie Mae I Pool 7% 3/15/2032	274	284
Ginnie Mae I Pool 7% 3/15/2032	152	156
Ginnie Mae I Pool 7% 3/15/2032	73	76
Ginnie Mae I Pool 7% 3/15/2032	52	53
Ginnie Mae I Pool 7% 4/15/2028	1,770	1,796
Ginnie Mae I Pool 7% 4/15/2028	264	268
Ginnie Mae I Pool 7% 4/15/2028	191	193
Ginnie Mae I Pool 7% 4/15/2028	121	122
Ginnie Mae I Pool 7% 4/15/2028	93	94
Ginnie Mae I Pool 7% 4/15/2028	72	73
Ginnie Mae I Pool 7% 4/15/2028	50	51
Ginnie Mae I Pool 7% 4/15/2028	37	38
Ginnie Mae I Pool 7% 4/15/2028	33	33
Ginnie Mae I Pool 7% 4/15/2028	6	5
Ginnie Mae I Pool 7% 4/15/2029	191	195
Ginnie Mae I Pool 7% 4/15/2029	68	69
Ginnie Mae I Pool 7% 4/15/2031	307	317
Ginnie Mae I Pool 7% 4/15/2031	176	182
Ginnie Mae I Pool 7% 4/15/2031	73	76
Ginnie Mae I Pool 7% 4/15/2032	991	1,028
Ginnie Mae I Pool 7% 4/15/2032	514	532
Ginnie Mae I Pool 7% 4/15/2032	502	517
Ginnie Mae I Pool 7% 4/15/2032	355	368
Ginnie Mae I Pool 7% 4/15/2032	329	339
Ginnie Mae I Pool 7% 4/15/2032	152	157
Ginnie Mae I Pool 7% 4/15/2032	135	139
Ginnie Mae I Pool 7% 4/15/2032	127	131
Ginnie Mae I Pool 7% 4/15/2032	85	87
Ginnie Mae I Pool 7% 4/15/2032	43	43
Ginnie Mae I Pool 7% 4/20/2032	17,127	17,822
Ginnie Mae I Pool 7% 5/15/2027	5	4
Ginnie Mae I Pool 7% 5/15/2028	815	826
Ginnie Mae I Pool 7% 5/15/2028	502	510
Ginnie Mae I Pool 7% 5/15/2028	344	348
Ginnie Mae I Pool 7% 5/15/2028	83	84
Ginnie Mae I Pool 7% 5/15/2028	74	75
Ginnie Mae I Pool 7% 5/15/2028	8	9
Ginnie Mae I Pool 7% 5/15/2028	8	7
Ginnie Mae I Pool 7% 5/15/2029	209	213
Ginnie Mae I Pool 7% 5/15/2029	124	127
Ginnie Mae I Pool 7% 5/15/2031	339	348
Ginnie Mae I Pool 7% 5/15/2031	210	214
Ginnie Mae I Pool 7% 5/15/2031	157	162
Ginnie Mae I Pool 7% 5/15/2031	97	98
Ginnie Mae I Pool 7% 5/15/2032	6,803	7,060
Ginnie Mae I Pool 7% 5/15/2032	794	822
Ginnie Mae I Pool 7% 5/15/2032	485	500
Ginnie Mae I Pool 7% 5/15/2032	376	388
Ginnie Mae I Pool 7% 5/15/2032	198	201
Ginnie Mae I Pool 7% 5/15/2032	150	154
Ginnie Mae I Pool 7% 5/15/2032	136	142
Ginnie Mae I Pool 7% 5/15/2032	108	112
Ginnie Mae I Pool 7% 6/15/2028	1,235	1,253
Ginnie Mae I Pool 7% 6/15/2028	1,001	1,016
Ginnie Mae I Pool 7% 6/15/2028	499	506
Ginnie Mae I Pool 7% 6/15/2028	408	414
Ginnie Mae I Pool 7% 6/15/2028	359	364
Ginnie Mae I Pool 7% 6/15/2028	258	262
Ginnie Mae I Pool 7% 6/15/2028	242	245
Ginnie Mae I Pool 7% 6/15/2028	203	206
Ginnie Mae I Pool 7% 6/15/2028	132	135
Ginnie Mae I Pool 7% 6/15/2028	71	72
Ginnie Mae I Pool 7% 6/15/2028	63	64
Ginnie Mae I Pool 7% 6/15/2028	57	58
Ginnie Mae I Pool 7% 6/15/2028	32	33
Ginnie Mae I Pool 7% 6/15/2028	22	23
Ginnie Mae I Pool 7% 6/15/2028	13	13
Ginnie Mae I Pool 7% 6/15/2029	42	43
Ginnie Mae I Pool 7% 6/15/2031	1,774	1,836
Ginnie Mae I Pool 7% 6/15/2031	929	960
Ginnie Mae I Pool 7% 6/15/2031	416	430
Ginnie Mae I Pool 7% 6/15/2032	13,857	14,372
Ginnie Mae I Pool 7% 6/15/2032	13,584	14,104
Ginnie Mae I Pool 7% 6/15/2032	8,748	9,083
Ginnie Mae I Pool 7% 6/15/2032	3,624	3,761
Ginnie Mae I Pool 7% 6/15/2032	3,525	3,657
Ginnie Mae I Pool 7% 6/15/2032	3,449	3,561
Ginnie Mae I Pool 7% 6/15/2032	2,215	2,301
Ginnie Mae I Pool 7% 6/15/2032	2,168	2,244
Ginnie Mae I Pool 7% 6/15/2032	1,240	1,288
Ginnie Mae I Pool 7% 6/15/2032	824	853
Ginnie Mae I Pool 7% 6/15/2032	655	676
Ginnie Mae I Pool 7% 6/15/2032	475	492
Ginnie Mae I Pool 7% 6/15/2032	371	383
Ginnie Mae I Pool 7% 6/15/2032	336	348
Ginnie Mae I Pool 7% 6/15/2032	287	298
Ginnie Mae I Pool 7% 6/15/2032	175	180
Ginnie Mae I Pool 7% 6/15/2032	133	137
Ginnie Mae I Pool 7% 6/15/2032	116	120
Ginnie Mae I Pool 7% 6/15/2032	99	103
Ginnie Mae I Pool 7% 6/15/2032	23	23
Ginnie Mae I Pool 7% 7/15/2028	640	650
Ginnie Mae I Pool 7% 7/15/2028	422	429
Ginnie Mae I Pool 7% 7/15/2028	233	236
Ginnie Mae I Pool 7% 7/15/2028	207	210
Ginnie Mae I Pool 7% 7/15/2028	175	178
Ginnie Mae I Pool 7% 7/15/2028	125	125
Ginnie Mae I Pool 7% 7/15/2028	119	121
Ginnie Mae I Pool 7% 7/15/2028	105	106
Ginnie Mae I Pool 7% 7/15/2028	97	98
Ginnie Mae I Pool 7% 7/15/2028	74	74
Ginnie Mae I Pool 7% 7/15/2028	46	47
Ginnie Mae I Pool 7% 7/15/2028	45	46
Ginnie Mae I Pool 7% 7/15/2028	38	39
Ginnie Mae I Pool 7% 7/15/2028	35	35
Ginnie Mae I Pool 7% 7/15/2028	34	34
Ginnie Mae I Pool 7% 7/15/2028	28	28
Ginnie Mae I Pool 7% 7/15/2028	17	17
Ginnie Mae I Pool 7% 7/15/2029	415	423
Ginnie Mae I Pool 7% 7/15/2029	189	194
Ginnie Mae I Pool 7% 7/15/2029	141	143
Ginnie Mae I Pool 7% 7/15/2029	92	94
Ginnie Mae I Pool 7% 7/15/2029	15	15
Ginnie Mae I Pool 7% 7/15/2030	664	677
Ginnie Mae I Pool 7% 7/15/2031	1,766	1,824
Ginnie Mae I Pool 7% 7/15/2031	685	709
Ginnie Mae I Pool 7% 7/15/2031	435	449
Ginnie Mae I Pool 7% 7/15/2031	280	287
Ginnie Mae I Pool 7% 7/15/2031	177	182
Ginnie Mae I Pool 7% 7/15/2032	7,296	7,547
Ginnie Mae I Pool 7% 7/15/2032	7,211	7,479
Ginnie Mae I Pool 7% 7/15/2032	1,144	1,188
Ginnie Mae I Pool 7% 7/15/2032	853	882
Ginnie Mae I Pool 7% 7/15/2032	343	357
Ginnie Mae I Pool 7% 7/15/2032	288	297
Ginnie Mae I Pool 7% 7/15/2032	203	209
Ginnie Mae I Pool 7% 7/15/2032	117	121
Ginnie Mae I Pool 7% 8/15/2028	488	494
Ginnie Mae I Pool 7% 8/15/2029	35	36
Ginnie Mae I Pool 7% 8/15/2029	21	21
Ginnie Mae I Pool 7% 8/15/2031	167	173
Ginnie Mae I Pool 7% 8/15/2031	96	100
Ginnie Mae I Pool 7% 8/15/2031	91	94
Ginnie Mae I Pool 7% 8/15/2032	1,493	1,543
Ginnie Mae I Pool 7% 8/15/2032	680	705
Ginnie Mae I Pool 7% 8/15/2032	271	279
Ginnie Mae I Pool 7% 8/15/2032	82	85
Ginnie Mae I Pool 7% 8/15/2032	46	46
Ginnie Mae I Pool 7% 9/15/2027	13	14
Ginnie Mae I Pool 7% 9/15/2028	892	907
Ginnie Mae I Pool 7% 9/15/2028	740	752
Ginnie Mae I Pool 7% 9/15/2028	443	450
Ginnie Mae I Pool 7% 9/15/2028	189	192
Ginnie Mae I Pool 7% 9/15/2028	180	182
Ginnie Mae I Pool 7% 9/15/2028	150	151
Ginnie Mae I Pool 7% 9/15/2028	122	123
Ginnie Mae I Pool 7% 9/15/2028	78	79
Ginnie Mae I Pool 7% 9/15/2028	28	28
Ginnie Mae I Pool 7% 9/15/2028	25	25
Ginnie Mae I Pool 7% 9/15/2028	22	22
Ginnie Mae I Pool 7% 9/15/2029	22	22
Ginnie Mae I Pool 7% 9/15/2030	1,285	1,325
Ginnie Mae I Pool 7% 9/15/2031	5,112	5,260
Ginnie Mae I Pool 7% 9/15/2031	1,590	1,645
Ginnie Mae I Pool 7% 9/15/2031	658	681
Ginnie Mae I Pool 7% 9/15/2031	556	576
Ginnie Mae I Pool 7% 9/15/2031	409	423
Ginnie Mae I Pool 7% 9/15/2031	219	226
Ginnie Mae I Pool 7% 9/15/2031	165	170
Ginnie Mae I Pool 7% 9/15/2031	45	46
Ginnie Mae I Pool 7.5% 1/15/2028	133	134
Ginnie Mae I Pool 7.5% 1/15/2031	91	95
Ginnie Mae I Pool 7.5% 1/15/2031	29	30
Ginnie Mae I Pool 7.5% 10/15/2027	317	320
Ginnie Mae I Pool 7.5% 10/15/2027	268	272
Ginnie Mae I Pool 7.5% 10/15/2027	26	26
Ginnie Mae I Pool 7.5% 10/15/2027	18	18
Ginnie Mae I Pool 7.5% 11/15/2025	12	12
Ginnie Mae I Pool 7.5% 11/15/2025	12	12
Ginnie Mae I Pool 7.5% 11/15/2025	4	3
Ginnie Mae I Pool 7.5% 12/15/2026	2	1
Ginnie Mae I Pool 7.5% 12/15/2027	129	131
Ginnie Mae I Pool 7.5% 12/15/2027	104	106
Ginnie Mae I Pool 7.5% 12/15/2027	42	43
Ginnie Mae I Pool 7.5% 12/15/2027	12	13
Ginnie Mae I Pool 7.5% 12/15/2027	6	5
Ginnie Mae I Pool 7.5% 12/15/2028	84	86
Ginnie Mae I Pool 7.5% 2/15/2027	29	30
Ginnie Mae I Pool 7.5% 3/15/2028	100	102
Ginnie Mae I Pool 7.5% 4/15/2027	108	109
Ginnie Mae I Pool 7.5% 4/15/2027	48	48
Ginnie Mae I Pool 7.5% 4/15/2027	34	34
Ginnie Mae I Pool 7.5% 4/15/2027	26	27
Ginnie Mae I Pool 7.5% 4/15/2027	9	9
Ginnie Mae I Pool 7.5% 4/15/2028	8	7
Ginnie Mae I Pool 7.5% 5/15/2027	61	62
Ginnie Mae I Pool 7.5% 5/15/2027	2	1
Ginnie Mae I Pool 7.5% 6/15/2027	232	235
Ginnie Mae I Pool 7.5% 6/15/2027	57	58
Ginnie Mae I Pool 7.5% 6/15/2027	24	25
Ginnie Mae I Pool 7.5% 6/15/2029	7	6
Ginnie Mae I Pool 7.5% 7/15/2027	273	277
Ginnie Mae I Pool 7.5% 7/15/2027	132	133
Ginnie Mae I Pool 7.5% 7/15/2027	127	129
Ginnie Mae I Pool 7.5% 7/15/2027	99	100
Ginnie Mae I Pool 7.5% 7/15/2027	42	43
Ginnie Mae I Pool 7.5% 7/15/2027	16	16
Ginnie Mae I Pool 7.5% 7/15/2027	12	12
Ginnie Mae I Pool 7.5% 7/15/2028	513	526
Ginnie Mae I Pool 7.5% 7/15/2029	846	876
Ginnie Mae I Pool 7.5% 7/15/2029	84	87
Ginnie Mae I Pool 7.5% 8/15/2027	153	155
Ginnie Mae I Pool 7.5% 8/15/2027	55	55
Ginnie Mae I Pool 7.5% 8/15/2027	32	32
Ginnie Mae I Pool 7.5% 8/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2028	260	267
Ginnie Mae I Pool 7.5% 8/15/2028	43	44
Ginnie Mae I Pool 7.5% 9/15/2027	317	323
Ginnie Mae I Pool 7.5% 9/15/2027	29	30
Ginnie Mae I Pool 7.5% 9/15/2027	16	17
Ginnie Mae I Pool 7.5% 9/15/2027	12	12
Ginnie Mae I Pool 7.5% 9/15/2027	9	9
Ginnie Mae I Pool 7.5% 9/15/2028	309	317
Ginnie Mae I Pool 7.5% 9/15/2028	174	177
Ginnie Mae I Pool 7.5% 9/15/2031	752	782
Ginnie Mae I Pool 8% 1/15/2028	188	191
Ginnie Mae I Pool 8% 11/15/2027	38	39
Ginnie Mae I Pool 8% 12/15/2027	188	191
Ginnie Mae I Pool 8% 12/15/2027	67	68
Ginnie Mae I Pool 8% 12/15/2027	56	56
Ginnie Mae I Pool 8% 7/15/2027	63	63
Ginnie Mae I Pool 8% 8/15/2027	26	27
Ginnie Mae I Pool 8% 8/15/2027	18	18
Ginnie Mae I Pool 8.5% 1/15/2031	862	896
Ginnie Mae I Pool 8.5% 10/15/2028	135	137
Ginnie Mae I Pool 8.5% 11/15/2027	73	74
Ginnie Mae I Pool 8.5% 11/15/2027	19	19
Ginnie Mae I Pool 8.5% 12/15/2029	50	51
Ginnie Mae I Pool 8.5% 7/15/2030	72	74
Ginnie Mae I Pool 8.5% 8/15/2029	62	64
Ginnie Mae II Pool 2% 1/20/2051	240,537,227	197,031,331
Ginnie Mae II Pool 2% 1/20/2052	10,751,662	8,805,333
Ginnie Mae II Pool 2% 1/20/2054	369,662	302,455
Ginnie Mae II Pool 2% 1/20/2054	366,301	299,676
Ginnie Mae II Pool 2% 10/1/2055 (e)	271,950,000	222,570,815
Ginnie Mae II Pool 2% 10/20/2050	144,203,327	118,098,790
Ginnie Mae II Pool 2% 10/20/2051	510,260	418,209
Ginnie Mae II Pool 2% 11/20/2050	45,185,384	37,012,717
Ginnie Mae II Pool 2% 11/20/2051	3,155,241	2,586,033
Ginnie Mae II Pool 2% 11/20/2053	1,090,863	892,536
Ginnie Mae II Pool 2% 12/20/2050	61,540,662	50,395,396
Ginnie Mae II Pool 2% 12/20/2051	1,736,351	1,422,027
Ginnie Mae II Pool 2% 2/20/2051	10,257,593	8,402,305
Ginnie Mae II Pool 2% 2/20/2052	29,605,662	24,246,271
Ginnie Mae II Pool 2% 3/20/2051	3,033,466	2,484,804
Ginnie Mae II Pool 2% 3/20/2052	102,732,325	84,167,217
Ginnie Mae II Pool 2% 4/20/2051	4,062,403	3,327,637
Ginnie Mae II Pool 2% 4/20/2052	21,394,490	17,528,219
Ginnie Mae II Pool 2% 5/20/2051	109,801	89,941
Ginnie Mae II Pool 2% 5/20/2052	1,849,816	1,515,529
Ginnie Mae II Pool 2% 6/20/2051	466,521	381,995
Ginnie Mae II Pool 2% 6/20/2054	395,270	323,407
Ginnie Mae II Pool 2% 7/20/2051	2,515,621	2,059,835
Ginnie Mae II Pool 2% 7/20/2053	1,289,465	1,055,031
Ginnie Mae II Pool 2% 7/20/2054	756,518	618,977
Ginnie Mae II Pool 2% 8/20/2051	978,335	801,078
Ginnie Mae II Pool 2% 8/20/2053	534,025	436,936
Ginnie Mae II Pool 2% 9/1/2055 (e)	742,475,000	607,805,479
Ginnie Mae II Pool 2% 9/20/2050	77,632,615	63,615,488
Ginnie Mae II Pool 2% 9/20/2051	703,729	576,556
Ginnie Mae II Pool 2.5% 1/20/2052	8,915,154	7,596,404
Ginnie Mae II Pool 2.5% 11/20/2047	44,475	38,522
Ginnie Mae II Pool 2.5% 12/20/2051	28,818,497	24,555,598
Ginnie Mae II Pool 2.5% 2/20/2052	1,607,546	1,370,005
Ginnie Mae II Pool 2.5% 3/20/2052	41,609,549	35,461,068
Ginnie Mae II Pool 2.5% 4/20/2052	1,375,205	1,171,996
Ginnie Mae II Pool 2.5% 5/20/2052	71,770,846	61,165,548
Ginnie Mae II Pool 2.5% 6/20/2051	14,346,053	12,223,952
Ginnie Mae II Pool 2.5% 7/20/2051	44,136,440	37,607,676
Ginnie Mae II Pool 2.5% 9/1/2055 (e)	381,250,000	324,748,293
Ginnie Mae II Pool 3% 1/20/2032	4,668,509	4,555,379
Ginnie Mae II Pool 3% 1/20/2043	1,106,461	1,013,418
Ginnie Mae II Pool 3% 10/1/2055 (e)	100,000,000	88,546,260
Ginnie Mae II Pool 3% 10/20/2031	1,537,305	1,500,767
Ginnie Mae II Pool 3% 10/20/2043	84,930	77,546
Ginnie Mae II Pool 3% 11/20/2031	1,639,452	1,599,719
Ginnie Mae II Pool 3% 12/20/2031	2,489,137	2,429,399
Ginnie Mae II Pool 3% 12/20/2042	92,248	84,488
Ginnie Mae II Pool 3% 12/20/2046	19,135,579	17,187,659
Ginnie Mae II Pool 3% 2/20/2031	199,781	195,474
Ginnie Mae II Pool 3% 3/20/2031	403,155	394,261
Ginnie Mae II Pool 3% 3/20/2050	11,636,313	10,339,060
Ginnie Mae II Pool 3% 4/20/2031	1,503,975	1,470,793
Ginnie Mae II Pool 3% 4/20/2052	175,137,309	155,215,650
Ginnie Mae II Pool 3% 5/20/2031	3,213,913	3,142,195
Ginnie Mae II Pool 3% 5/20/2052	196,631,458	174,264,866
Ginnie Mae II Pool 3% 7/20/2031	42,120	41,149
Ginnie Mae II Pool 3% 8/20/2031	491,110	479,790
Ginnie Mae II Pool 3% 8/20/2042	12,831	11,765
Ginnie Mae II Pool 3% 9/1/2055 (e)	200,000,000	177,162,840
Ginnie Mae II Pool 3% 9/20/2031	197,305	192,709
Ginnie Mae II Pool 3% 9/20/2043	3,805	3,473
Ginnie Mae II Pool 3.5% 1/20/2044	40,486	37,685
Ginnie Mae II Pool 3.5% 10/1/2055 (e)	2,575,000	2,337,452
Ginnie Mae II Pool 3.5% 10/20/2043	43,633	40,695
Ginnie Mae II Pool 3.5% 10/20/2045	2,179,193	2,021,956
Ginnie Mae II Pool 3.5% 11/20/2041	293,599	275,551
Ginnie Mae II Pool 3.5% 11/20/2045	58,352	54,142
Ginnie Mae II Pool 3.5% 12/20/2040	231,882	218,305
Ginnie Mae II Pool 3.5% 12/20/2041	305,329	286,564
Ginnie Mae II Pool 3.5% 12/20/2043	44,836	41,745
Ginnie Mae II Pool 3.5% 12/20/2045	1,206,295	1,119,256
Ginnie Mae II Pool 3.5% 12/20/2047	21,517	19,931
Ginnie Mae II Pool 3.5% 2/20/2043	204,935	191,591
Ginnie Mae II Pool 3.5% 2/20/2044	2,439	2,269
Ginnie Mae II Pool 3.5% 2/20/2046	749,754	695,656
Ginnie Mae II Pool 3.5% 3/20/2043	7,285	6,809
Ginnie Mae II Pool 3.5% 3/20/2044	16,890	15,712
Ginnie Mae II Pool 3.5% 3/20/2045	124,972	115,817
Ginnie Mae II Pool 3.5% 3/20/2046	12,244	11,360
Ginnie Mae II Pool 3.5% 4/20/2043	133,403	124,653
Ginnie Mae II Pool 3.5% 4/20/2045	120,092	111,238
Ginnie Mae II Pool 3.5% 5/20/2043	3,356,339	3,121,945
Ginnie Mae II Pool 3.5% 5/20/2045	8,590	7,955
Ginnie Mae II Pool 3.5% 5/20/2046	46,108	42,550
Ginnie Mae II Pool 3.5% 5/20/2046	11,787	10,877
Ginnie Mae II Pool 3.5% 6/20/2043	309,433	288,975
Ginnie Mae II Pool 3.5% 7/20/2045	210,837	195,151
Ginnie Mae II Pool 3.5% 7/20/2047	10,246	9,481
Ginnie Mae II Pool 3.5% 7/20/2049	36,403,239	33,537,707
Ginnie Mae II Pool 3.5% 8/20/2043	28,372	26,481
Ginnie Mae II Pool 3.5% 8/20/2045	86,544	80,084
Ginnie Mae II Pool 3.5% 9/1/2055 (e)	5,150,000	4,687,175
Ginnie Mae II Pool 3.5% 9/20/2040	118,840	111,771
Ginnie Mae II Pool 3.5% 9/20/2043	1,302,031	1,214,460
Ginnie Mae II Pool 3.5% 9/20/2045	35,100	32,471
Ginnie Mae II Pool 3.5% 9/20/2046	1,406,911	1,304,077
Ginnie Mae II Pool 4% 1/20/2041	507,266	491,669
Ginnie Mae II Pool 4% 1/20/2042	56,592	54,743
Ginnie Mae II Pool 4% 1/20/2045	1,130,760	1,085,738
Ginnie Mae II Pool 4% 1/20/2046	25,164	24,065
Ginnie Mae II Pool 4% 10/1/2055 (e)	20,575,000	19,182,363
Ginnie Mae II Pool 4% 10/20/2040	236,955	229,721
Ginnie Mae II Pool 4% 10/20/2041	1,076,475	1,041,826
Ginnie Mae II Pool 4% 10/20/2044	644,352	618,796
Ginnie Mae II Pool 4% 10/20/2045	3,977	3,810
Ginnie Mae II Pool 4% 11/20/2040	792,073	767,804
Ginnie Mae II Pool 4% 11/20/2041	33,508	32,419
Ginnie Mae II Pool 4% 11/20/2042	5,904,244	5,701,060
Ginnie Mae II Pool 4% 11/20/2044	1,381,946	1,326,918
Ginnie Mae II Pool 4% 12/20/2044	37,604	36,106
Ginnie Mae II Pool 4% 12/20/2045	32,611	31,187
Ginnie Mae II Pool 4% 2/20/2041	25,230	24,451
Ginnie Mae II Pool 4% 2/20/2045	1,189,675	1,142,492
Ginnie Mae II Pool 4% 3/20/2041	71,191	68,990
Ginnie Mae II Pool 4% 3/20/2047	2,345,640	2,238,806
Ginnie Mae II Pool 4% 4/20/2042	203,091	196,348
Ginnie Mae II Pool 4% 4/20/2047	17,560,557	16,760,753
Ginnie Mae II Pool 4% 5/20/2046	844,620	807,207
Ginnie Mae II Pool 4% 6/20/2042	2,939	2,841
Ginnie Mae II Pool 4% 6/20/2045	1,505,034	1,443,424
Ginnie Mae II Pool 4% 7/20/2033	1,081	1,063
Ginnie Mae II Pool 4% 7/20/2044	83,026	79,785
Ginnie Mae II Pool 4% 7/20/2045	6,380,553	6,115,492
Ginnie Mae II Pool 4% 8/20/2041	8,469	8,197
Ginnie Mae II Pool 4% 8/20/2043	118,818	114,549
Ginnie Mae II Pool 4% 8/20/2044	89,857	86,336
Ginnie Mae II Pool 4% 8/20/2045	1,754,944	1,681,785
Ginnie Mae II Pool 4% 8/20/2048	2,877,378	2,732,838
Ginnie Mae II Pool 4% 9/1/2055 (e)	41,150,000	38,374,367
Ginnie Mae II Pool 4% 9/20/2040	319,333	309,571
Ginnie Mae II Pool 4% 9/20/2045	3,759	3,601
Ginnie Mae II Pool 4.5% 1/20/2041	70,136	69,771
Ginnie Mae II Pool 4.5% 1/20/2045	21,359	21,126
Ginnie Mae II Pool 4.5% 1/20/2055	4,093,418	3,941,561
Ginnie Mae II Pool 4.5% 10/1/2055 (e)	40,175,000	38,662,443
Ginnie Mae II Pool 4.5% 10/20/2039	10,345	10,148
Ginnie Mae II Pool 4.5% 10/20/2040	145,845	143,040
Ginnie Mae II Pool 4.5% 10/20/2040	14,852	14,776
Ginnie Mae II Pool 4.5% 10/20/2044	18,315	18,115
Ginnie Mae II Pool 4.5% 11/20/2039	23,719	23,608
Ginnie Mae II Pool 4.5% 11/20/2040	61,161	59,927
Ginnie Mae II Pool 4.5% 11/20/2040	37,453	37,260
Ginnie Mae II Pool 4.5% 11/20/2041	9,000	8,950
Ginnie Mae II Pool 4.5% 11/20/2054	176,697,531	170,266,677
Ginnie Mae II Pool 4.5% 12/20/2039	57,796	56,709
Ginnie Mae II Pool 4.5% 12/20/2040	31,805	31,167
Ginnie Mae II Pool 4.5% 2/20/2041	267,820	266,416
Ginnie Mae II Pool 4.5% 2/20/2041	2,843	2,786
Ginnie Mae II Pool 4.5% 2/20/2042	11,999	11,933
Ginnie Mae II Pool 4.5% 2/20/2055	6,888,921	6,633,357
Ginnie Mae II Pool 4.5% 3/20/2036	5,166	5,152
Ginnie Mae II Pool 4.5% 3/20/2041	18,224	18,128
Ginnie Mae II Pool 4.5% 3/20/2046	52,848	52,421
Ginnie Mae II Pool 4.5% 4/20/2035	108,201	107,935
Ginnie Mae II Pool 4.5% 4/20/2040	27,370	26,835
Ginnie Mae II Pool 4.5% 4/20/2041	152,133	151,328
Ginnie Mae II Pool 4.5% 4/20/2055	43,567,851	41,951,580
Ginnie Mae II Pool 4.5% 5/20/2040	19,253	19,159
Ginnie Mae II Pool 4.5% 5/20/2041	769,452	765,348
Ginnie Mae II Pool 4.5% 5/20/2042	156,891	156,052
Ginnie Mae II Pool 4.5% 5/20/2043	4,596	4,572
Ginnie Mae II Pool 4.5% 5/20/2046	29,200	28,963
Ginnie Mae II Pool 4.5% 6/20/2033	3,821	3,813
Ginnie Mae II Pool 4.5% 6/20/2039	11,415	11,205
Ginnie Mae II Pool 4.5% 6/20/2040	26,609	26,110
Ginnie Mae II Pool 4.5% 6/20/2041	501,690	498,971
Ginnie Mae II Pool 4.5% 6/20/2043	9,398	9,349
Ginnie Mae II Pool 4.5% 6/20/2044	19,083	18,957
Ginnie Mae II Pool 4.5% 6/20/2055	1,940,005	1,868,035
Ginnie Mae II Pool 4.5% 7/20/2039	2,414	2,392
Ginnie Mae II Pool 4.5% 7/20/2040	29,711	29,563
Ginnie Mae II Pool 4.5% 7/20/2040	2,340	2,296
Ginnie Mae II Pool 4.5% 8/20/2040	3,324	3,308
Ginnie Mae II Pool 4.5% 9/20/2039	44,165	43,961
Ginnie Mae II Pool 4.5% 9/20/2040	164,118	163,284
Ginnie Mae II Pool 4.5% 9/20/2046	7,922	7,873
Ginnie Mae II Pool 5% 1/20/2054	802,120	796,096
Ginnie Mae II Pool 5% 1/20/2055	109,397,455	108,259,591
Ginnie Mae II Pool 5% 10/1/2055 (e)	90,200,000	89,167,201
Ginnie Mae II Pool 5% 11/20/2054	78,111,051	77,323,012
Ginnie Mae II Pool 5% 12/20/2054	15,323,339	15,163,958
Ginnie Mae II Pool 5% 12/20/2054	4,211,963	4,173,748
Ginnie Mae II Pool 5% 2/20/2054	48,340	47,947
Ginnie Mae II Pool 5% 5/20/2055	68,092,151	67,383,910
Ginnie Mae II Pool 5% 6/20/2048	2,617,471	2,639,528
Ginnie Mae II Pool 5% 9/1/2055 (e)	180,400,000	178,475,348
Ginnie Mae II Pool 5% 9/20/2033	113,287	114,689
Ginnie Mae II Pool 5.5% 1/20/2055	3,419,635	3,468,772
Ginnie Mae II Pool 5.5% 10/1/2055 (e)	445,075,000	447,958,596
Ginnie Mae II Pool 5.5% 12/20/2054	13,105,552	13,208,886
Ginnie Mae II Pool 5.5% 12/20/2054	4,137,634	4,211,311
Ginnie Mae II Pool 5.5% 2/20/2055	700,000	705,519
Ginnie Mae II Pool 5.5% 3/20/2055	3,513,001	3,540,700
Ginnie Mae II Pool 5.5% 4/20/2055	25,000	25,197
Ginnie Mae II Pool 5.5% 6/20/2055	2,927,619	2,950,702
Ginnie Mae II Pool 5.5% 7/20/2055	6,124,898	6,173,191
Ginnie Mae II Pool 5.5% 8/20/2054	14,702,190	14,821,558
Ginnie Mae II Pool 5.5% 9/1/2055 (e)	789,150,000	794,971,797
Ginnie Mae II Pool 6% 10/1/2055 (e)	435,500,000	443,781,163
Ginnie Mae II Pool 6% 11/20/2031	3,156	3,250
Ginnie Mae II Pool 6% 12/20/2054	58,778,571	59,934,645
Ginnie Mae II Pool 6% 5/20/2032	14,894	15,372
Ginnie Mae II Pool 6% 9/1/2055 (e)	856,650,000	873,742,653
Ginnie Mae II Pool 6.5% 1/20/2032	136	141
Ginnie Mae II Pool 6.5% 11/20/2031	557	577
Ginnie Mae II Pool 6.5% 3/20/2031	706	728
Ginnie Mae II Pool 6.5% 4/20/2031	86	89
Ginnie Mae II Pool 6.5% 5/20/2055	74,208,986	76,436,228
Ginnie Mae II Pool 6.5% 6/20/2031	81	83
Ginnie Mae II Pool 6.5% 7/20/2031	101	104
Ginnie Mae II Pool 6.5% 8/20/2031	97	100
Ginnie Mae II Pool 7% 2/20/2032	5,261	5,482
Ginnie Mae II Pool 7% 3/20/2032	2,569	2,678
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	1,731,525,000	1,375,074,476
Uniform Mortgage Backed Securities 2% 9/1/2055 (e)	2,591,175,000	2,057,352,528
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	180,575,000	149,933,680
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (e)	348,525,000	289,343,817
Uniform Mortgage Backed Securities 3% 9/1/2055 (e)	28,000,000	24,259,374
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	160,800,000	145,228,787
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (e)	289,225,000	261,330,608
Uniform Mortgage Backed Securities 4% 10/1/2055 (e)	81,600,000	76,130,246
Uniform Mortgage Backed Securities 4% 9/1/2055 (e)	152,300,000	142,144,682
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (e)	51,625,000	49,618,481
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (e)	179,125,000	172,295,859
Uniform Mortgage Backed Securities 5% 9/1/2040 (e)	15,900,000	16,064,590
Uniform Mortgage Backed Securities 5% 9/1/2055 (e)	11,750,000	11,587,977
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (e)	306,600,000	308,396,492
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	38,150,000	38,945,786
Uniform Mortgage Backed Securities 6% 9/1/2055 (e)	126,400,000	129,145,256
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (e)	148,425,000	153,799,603
TOTAL UNITED STATES		20,790,113,142
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,076,905,521)		20,790,113,142

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity SAI Short-Term Bond Fund (n) (Cost $571,544,162)	59,728,703	584,744,007

U.S. Treasury Obligations - 14.0%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040 (t)	4.51	3,500,000	2,154,688
US Treasury Bonds 1.75% 8/15/2041	3.82	13,264,000	8,786,364
US Treasury Bonds 1.875% 2/15/2041	3.79	7,454,500	5,122,930
US Treasury Bonds 2% 11/15/2041	3.83	19,304,500	13,236,402
US Treasury Bonds 2.25% 2/15/2052	2.99 to 3.67	70,500,000	42,143,028
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	830,000	537,748
US Treasury Bonds 2.375% 5/15/2051	2.35 to 2.40	488,726,000	303,678,301
US Treasury Bonds 2.875% 5/15/2052	2.96 to 3.67	409,400,000	282,310,085
US Treasury Bonds 3.625% 2/15/2053	3.73 to 3.90	244,816,000	195,957,995
US Treasury Bonds 3.625% 5/15/2053	4.31	2,100,000	1,679,098
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	177,678,000	152,483,814
US Treasury Bonds 4.125% 8/15/2044	4.70	1,300,000	1,180,918
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.10	424,900,000	372,136,050
US Treasury Bonds 4.25% 2/15/2054	4.52 to 4.79	166,600,000	149,054,938
US Treasury Bonds 4.25% 8/15/2054	4.51 to 4.64	152,050,000	136,037,234
US Treasury Bonds 4.375% 8/15/2043	5.28	358,000	338,505
US Treasury Bonds 4.5% 11/15/2054	4.56 to 4.82	75,198,700	70,196,224
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	2,975,000	2,851,584
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	191,130,000	185,411,031
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.95	155,995,900	148,683,592
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.72	1,535,000	1,493,147
US Treasury Bonds 4.625% 5/15/2054	4.55 to 4.65	54,200,000	51,636,086
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	120,000,000	116,653,126
US Treasury Bonds 4.75% 5/15/2055	4.76 to 5.00	334,177,000	325,091,563
US Treasury Bonds 4.75% 8/15/2045	4.74	7,500,000	7,508,203
US Treasury Bonds 4.75% 8/15/2055	4.88 to 4.95	356,090,000	346,520,081
US Treasury Bonds 5% 5/15/2045	4.89	37,000,000	37,618,594
US Treasury Bonds 6.25% 5/15/2030	4.41 to 4.46	5,440,000	6,036,275
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	48,351,006	45,762,824
US Treasury Notes 2.75% 8/15/2032	3.61 to 4.16	125,847,100	116,846,082
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.97	221,200,000	212,015,015
US Treasury Notes 3.375% 9/15/2027	3.48	5,630,000	5,603,609
US Treasury Notes 3.5% 1/31/2030	3.59 to 4.12	171,800,000	170,652,429
US Treasury Notes 3.5% 2/15/2033	3.91 to 4.34	260,524,000	252,525,100
US Treasury Notes 3.5% 4/30/2030	3.75	143,600,000	142,494,953
US Treasury Notes 3.625% 3/31/2030	3.46 to 3.75	92,438,400	92,236,191
US Treasury Notes 3.625% 8/15/2028	3.58	118,633,800	118,791,360
US Treasury Notes 3.625% 8/31/2030	3.69	52,620,000	52,459,673
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.49	428,584,700	423,763,122
US Treasury Notes 3.75% 4/15/2028	3.69	60,280,000	60,510,759
US Treasury Notes 3.75% 5/15/2028	3.83 to 3.99	14,677,900	14,738,840
US Treasury Notes 3.75% 5/31/2030	3.85 to 4.00	210,000,000	210,557,813
US Treasury Notes 3.75% 8/15/2027	3.89	2,290,000	2,294,562
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.64	51,900,000	51,695,238
US Treasury Notes 3.875% 12/31/2027 (s)	4.36	12,621,500	12,697,720
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	117,825,400	118,663,066
US Treasury Notes 3.875% 4/30/2030	3.87 to 4.00	27,500,000	27,733,105
US Treasury Notes 3.875% 6/30/2030	3.93 to 3.98	224,000,000	225,837,499
US Treasury Notes 3.875% 7/15/2028	3.89	61,166,700	61,639,787
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.90	104,833,500	103,736,024
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	1,056,840,000	1,036,198,648
US Treasury Notes 4% 1/31/2029	3.87	4,350,000	4,404,545
US Treasury Notes 4% 2/15/2034	4.19 to 4.67	39,379,200	39,148,462
US Treasury Notes 4% 2/28/2030	3.51 to 3.52	215,900,000	218,927,661
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	204,580,000	205,762,728
US Treasury Notes 4% 6/30/2032	4.12 to 4.17	82,300,000	82,724,359
US Treasury Notes 4% 7/31/2032	3.99 to 4.15	372,854,600	374,544,097
US Treasury Notes 4.125% 10/31/2031	4.26	1,100,000	1,116,801
US Treasury Notes 4.125% 11/15/2032	3.86	68,157,900	68,919,352
US Treasury Notes 4.125% 11/30/2029	4.11	1,315,000	1,339,091
US Treasury Notes 4.125% 11/30/2031	4.55	110,000,000	111,632,813
US Treasury Notes 4.125% 3/31/2032	3.88	85,700,000	86,854,941
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.23	338,481,000	342,747,925
US Treasury Notes 4.125% 7/31/2031 (s)	3.75 to 4.03	653,225,000	663,932,012
US Treasury Notes 4.125% 8/31/2030	3.72 to 4.64	178,534,000	181,888,486
US Treasury Notes 4.25% 1/15/2028	3.99 to 4.40	43,000,500	43,623,671
US Treasury Notes 4.25% 1/31/2030	3.71 to 4.48	49,495,300	50,661,146
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.63	535,086,000	538,597,502
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.29	2,300,000	2,348,066
US Treasury Notes 4.25% 2/28/2031	3.64 to 4.69	76,182,300	78,018,412
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.48	172,912,200	173,452,551
US Treasury Notes 4.25% 6/30/2031	4.45	2,500,000	2,557,715
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.28	20,000,000	20,040,625
US Treasury Notes 4.375% 1/31/2032	4.17 to 4.56	100,768,900	103,587,280
US Treasury Notes 4.375% 11/30/2030	4.35 to 4.37	41,344,800	42,593,219
US Treasury Notes 4.375% 12/31/2029	4.39	1,400,000	1,439,648
US Treasury Notes 4.375% 5/15/2034	3.71 to 4.49	105,436,400	107,495,705
US Treasury Notes 4.5% 11/15/2033	3.92 to 4.45	600,173,200	618,881,728
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	106,500,000	110,269,101
US Treasury Notes 4.5% 5/31/2029	4.37	190,000	195,745
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.53	272,085,400	281,395,836
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	4,210,000	4,353,732
US Treasury Notes 4.625% 5/31/2031	3.59 to 4.50	68,208,500	71,099,368
US Treasury Notes 4.625% 9/30/2028	4.70 to 4.95	97,500,000	100,413,574
US Treasury Notes 4.625% 9/30/2030	4.72 to 5.00	156,000,000	162,495,937
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	137,660,000	135,616,609
US Treasury Notes 4.875% 10/31/2030	4.48 to 4.91	205,200,000	216,165,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,101,851,817)			11,775,236,841

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	4.36	1,251,770,552	1,252,020,906
Fidelity Investments Money Market Government Portfolio - Institutional Class (n)(x)	4.25	993,827,191	993,827,191
TOTAL MONEY MARKET FUNDS (Cost $2,245,848,058)			2,245,848,097

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	13,900,000	501,515
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	108,700,000	3,831,928
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	63,730,000	2,184,555
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	25,780,000	945,216
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	10,870,000	377,737
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	71,330,000	2,553,967
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	87,870,000	2,236,501
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	10,100,000	364,621
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	67,800,000	2,507,562
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	81,400,000	2,860,561
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	22,330,000	772,301
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	64,790,000	1,500,349
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/1/2029	67,400,000	2,678,868
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	15,330,000	238,295
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	35,000,000	710,734
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	21,280,000	554,390
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	68,910,000	2,369,384

TOTAL PUT SWAPTIONS			27,188,484
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	13,900,000	414,989
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	108,700,000	3,717,501
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	63,730,000	2,252,274
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	25,780,000	839,960
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	10,870,000	380,661
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	71,330,000	2,417,475
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	87,870,000	2,600,155
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	10,100,000	299,004
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	67,800,000	1,953,010
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	81,400,000	2,783,297
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	22,330,000	810,085
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	64,790,000	1,999,896
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/1/2029	67,400,000	1,654,074
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	15,330,000	476,598
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	35,000,000	1,174,386
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	21,280,000	639,620
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	68,910,000	2,429,230

TOTAL CALL SWAPTIONS			26,842,215
TOTAL PURCHASED SWAPTIONS (Cost $62,435,161)			54,030,699

TOTAL INVESTMENT IN SECURITIES - 111.7% (Cost $96,678,377,588)	94,127,164,336
NET OTHER ASSETS (LIABILITIES) - (11.7)%	(9,838,742,396)
NET ASSETS - 100.0%	84,288,421,940

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(543,900,000)	(445,247,853)
Ginnie Mae II Pool 3% 9/1/2055	(200,000,000)	(177,162,840)
Ginnie Mae II Pool 3.5% 9/1/2055	(5,150,000)	(4,687,175)
Ginnie Mae II Pool 4% 9/1/2055	(41,150,000)	(38,374,367)
Ginnie Mae II Pool 4.5% 9/1/2055	(40,175,000)	(38,681,273)
Ginnie Mae II Pool 5% 9/1/2055	(180,400,000)	(178,475,348)
Ginnie Mae II Pool 5.5% 9/1/2055	(786,350,000)	(792,151,141)
Ginnie Mae II Pool 6% 9/1/2055	(673,875,000)	(687,320,760)
Uniform Mortgage Backed Securities 2% 9/1/2055	(2,483,325,000)	(1,971,721,310)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(298,925,000)	(248,166,130)
Uniform Mortgage Backed Securities 3% 9/1/2055	(69,925,000)	(60,583,454)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(256,200,000)	(231,490,714)
Uniform Mortgage Backed Securities 4% 10/1/2055	(54,450,000)	(50,800,146)
Uniform Mortgage Backed Securities 4% 9/1/2055	(152,300,000)	(142,144,682)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(179,125,000)	(172,295,859)
Uniform Mortgage Backed Securities 5% 9/1/2040	(15,900,000)	(16,064,590)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(101,100,000)	(101,692,385)
Uniform Mortgage Backed Securities 6% 9/1/2055	(107,900,000)	(110,243,459)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(30,250,000)	(31,345,380)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(5,498,648,866)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,465,801,097)		(5,498,648,866)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	29	9/15/2025	2,157,911	1,118	1,118
CBOT 10Y US Treasury Notes Contracts (United States)	269	12/19/2025	30,266,703	111,696	111,696
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	536	12/19/2025	61,330,125	273,217	273,217
CBOT 2Y US Treasury Notes Contracts (United States)	8,249	12/31/2025	1,720,625,398	3,014,392	3,014,392
CBOT 5Y US Treasury Notes Contracts (United States)	616	12/31/2025	67,452,000	327,305	327,305
CBOT US Treasury Long Bond Contracts (United States)	577	12/19/2025	65,958,313	227,238	227,238
Eurex Euro-Bobl Contracts (Germany)	30	9/8/2025	4,122,494	1,054	1,054
TME 10Y Canadian Bond Contacts (Canada)	52	12/18/2025	4,562,945	28,648	28,648

TOTAL PURCHASED					3,984,668

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	4,320	12/19/2025	486,067,500	(2,775,578)	(2,775,578)
CBOT 5Y US Treasury Notes Contracts (United States)	2,889	12/31/2025	316,345,500	(1,508,010)	(1,508,010)
CBOT US Treasury Ultra Bond Contracts (United States)	74	12/19/2025	8,616,375	32,226	32,226
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	19	12/29/2025	2,324,590	(4,376)	(4,376)

TOTAL SOLD					(4,255,738)

TOTAL FUTURES CONTRACTS					(271,070)
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	236,000	USD	275,739	BNP Paribas SA	10/3/2025	890
EUR	175,000	USD	206,259	BNP Paribas SA	10/3/2025	(1,132)
EUR	293,000	USD	342,550	BNP Paribas SA	10/3/2025	892
EUR	3,844,000	USD	4,447,873	Goldman Sachs Bank USA	10/3/2025	57,895
EUR	1,154,000	USD	1,349,194	JPMorgan Chase Bank NA	10/3/2025	3,474
EUR	278,000	USD	325,505	Royal Bank of Canada	10/3/2025	354
EUR	647,000	USD	756,604	Royal Bank of Canada	10/3/2025	1,781
GBP	427,000	USD	577,286	Bank of America NA	10/3/2025	12
GBP	275,000	USD	372,809	JPMorgan Chase Bank NA	10/3/2025	(1,012)
USD	18,302	AUD	28,000	BNP Paribas SA	10/3/2025	(32)
USD	1,162,250	AUD	1,767,000	Citibank NA	10/3/2025	5,228
USD	17,608	CAD	24,000	BNP Paribas SA	10/3/2025	108
USD	5,720,805	CAD	7,735,000	JPMorgan Chase Bank NA	10/3/2025	80,451
USD	129,869	CAD	179,000	JPMorgan Chase Bank NA	10/3/2025	(658)
USD	680,913	EUR	582,000	BNP Paribas SA	10/3/2025	(1,281)
USD	166,416,385	EUR	140,655,000	BNP Paribas SA	10/3/2025	1,546,782
USD	464,640	EUR	400,000	BNP Paribas SA	10/3/2025	(4,223)
USD	1,133,366	EUR	969,000	Bank of America NA	10/3/2025	(2,453)
USD	1,065,215	EUR	900,000	Bank of America NA	10/3/2025	10,274
USD	526,018	EUR	453,000	Goldman Sachs Bank USA	10/3/2025	(4,969)
USD	3,389,453	EUR	2,950,000	JPMorgan Chase Bank NA	10/3/2025	(68,407)
USD	112,972	EUR	98,000	JPMorgan Chase Bank NA	10/3/2025	(1,899)
USD	690,035	EUR	586,000	JPMorgan Chase Bank NA	10/3/2025	3,152
USD	1,021,492	GBP	757,000	BNP Paribas SA	10/3/2025	(1,962)
USD	222,246	GBP	167,000	BNP Paribas SA	10/3/2025	(3,536)
USD	45,156,182	GBP	33,076,000	BNP Paribas SA	10/3/2025	437,861
USD	1,151,528	JPY	165,350,000	JPMorgan Chase Bank NA	10/3/2025	22,604

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,080,194
Unrealized Appreciation						2,171,758
Unrealized Depreciation						(91,564)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,300,000	(116,187)	79,974	(36,213)
Generali 4.125% 5/4/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(17,306)	(6,987)	(24,293)
Societe Generale SA 5.25% 9/6/2032		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,800,000	17,517	(14,332)	3,185
Deutsche Bank AG 5.625% 5/19/2031		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,500,000	18,491	(36,931)	(18,440)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,700,000	(36,965)	32,025	(4,940)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	2,100,000	(2,315)	604	(1,711)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		420,000	67,162	(107,096)	(39,934)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		230,000	36,779	(64,417)	(27,638)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		360,000	57,567	(99,771)	(42,204)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		876,000	140,080	(198,177)	(58,097)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		770,000	123,130	(191,191)	(68,061)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		810,000	129,526	(152,432)	(22,906)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	63,964	(63,921)	43
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	159,520	(95,852)	63,668
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,900,000	192,753	(110,240)	82,513
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	166,166	(95,034)	71,132
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	46,527	(26,970)	19,557
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	219,340	(350,638)	(131,298)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		2,800,000	330,202	(415,352)	(85,150)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	73,113	(107,576)	(34,463)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	272,513	(294,816)	(22,303)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,900,000	(9,899)	(12,303)	(22,202)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,750,000	24,486	(21,993)	2,493
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	2,130,000	(550,075)	522,324	(27,751)
UniCredit SpA 5.375% 4/16/2034		6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,800,000	(836)	(16,558)	(17,394)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		1,080,000	172,702	(299,428)	(126,726)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	35,379	(19,875)	15,504
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		600,000	70,758	(42,555)	28,203
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	132,933	(98,642)	34,291
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	(67,798)	(296,672)	(364,470)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	(63,026)	(114,963)	(177,989)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,730,000	276,642	(424,344)	(147,702)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,146,000	183,255	(274,760)	(91,505)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	35,180	(53,007)	(17,827)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	30,383	(43,577)	(13,194)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	79,954	(111,597)	(31,643)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		700,000	111,936	(114,404)	(2,468)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,800,000	186,106	(107,877)	78,229
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,150,000	135,619	(168,443)	(32,824)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	247,651	(301,661)	(54,010)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	37,830	(43,437)	(5,607)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	50,440	(57,480)	(7,040)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,830,000	(24,320)	(88,226)	(112,546)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,780,000	(9,899)	(24,279)	(34,178)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,080,000	(57,258)	(168,229)	(225,487)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		870,000	139,121	(221,957)	(82,836)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		7,020,000	1,122,560	(2,051,746)	(929,186)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		240,000	38,378	(66,508)	(28,130)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,590,000	254,255	(344,155)	(89,900)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	175,900	(293,262)	(117,362)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	28,243	(29,392)	(1,149)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		2,500,000	353,042	(372,537)	(19,495)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,800,000	(11,214)	8,556	(2,658)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,400,000	(1,602)	1,358	(244)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	33,233	(19,553)	13,680
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		5,300,000	352,273	(191,841)	160,432
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,800,000	254,190	(286,944)	(32,754)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		11,300,000	(7,543)	(20,972)	(28,515)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,300,000	285,806	(319,095)	(33,289)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	12,610	(13,147)	(537)

TOTAL BUY PROTECTION								5,998,972	(8,922,311)	(2,923,339)
Sell Protection
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly		5,649,628	(18,858)	146,221	127,363
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		5,400,000	(72,479)	118,134	45,655
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		23,400,000	(314,075)	570,068	255,993
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,400,000	(18,791)	25,280	6,489
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		11,300,000	(151,669)	277,419	125,750
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		9,800,000	(131,536)	265,460	133,924
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,000,000	(40,266)	91,536	51,270
CMBX AAA Series 16 Index	NR	4/17/2065	Goldman Sachs & Co LLC	0.5%	Monthly		18,298,794	(151,183)	222,919	71,736
CMBX AAA Series 12 Index	NR	8/17/2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	10,222	8,413	18,635
CMBX BBB- Series 17 Index	NR	12/15/2056	JPMorgan Securities LLC	3%	Monthly		1,200,000	(152,788)	153,188	400
CMBX BBB- Series 17 Index	NR	12/15/2056	JPMorgan Securities LLC	3%	Monthly		2,900,000	(372,408)	373,375	967
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	105,328	653,059	758,387
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	116,972	745,858	862,830
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		6,000,000	(80,532)	122,995	42,463
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(6,711)	7,972	1,261
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		5,900,000	(79,190)	88,437	9,247
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly		10,419,313	(34,780)	101,061	66,281
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly		7,449,509	(24,866)	99,009	74,143
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(17,449)	31,648	14,199
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(9,395)	14,186	4,791
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,200,000	(150,326)	189,074	38,748
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(9,395)	10,947	1,552
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,050,000	(94,625)	110,255	15,630
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(25,502)	25,355	(147)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		22,300,000	(299,311)	347,073	47,762
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,500,000	(114,087)	157,965	43,878
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly		599,960	(4,957)	9,548	4,591
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,900,000	(38,924)	49,635	10,711
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,200,000	(110,060)	140,447	30,387
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly		8,489,440	(70,139)	103,541	33,402

TOTAL SELL PROTECTION								(2,361,780)	5,260,078	2,898,298
TOTAL CREDIT DEFAULT SWAPS								3,637,192	(3,662,233)	(25,041)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/17/2055	3,297,000	(14,776)	0	(14,776)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	207,459,000	(1,881,340)	0	(1,881,340)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	1,152,213,000	(10,034,585)	0	(10,034,585)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	692,560,000	(3,061,042)	0	(3,061,042)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	464,564,000	(5,325,762)	0	(5,325,762)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2034	104,000	(1,962)	0	(1,962)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2037	105,000	(1,736)	0	(1,736)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2040	104,000	(1,397)	0	(1,397)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	206,966,000	(1,347,931)	0	(1,347,931)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/17/2026	104,000	130	0	130
TOTAL INTEREST RATE SWAPS							(21,670,401)	0	(21,670,401)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,127,818,330 or 8.5% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)	Non-income producing.
(n)	Affiliated Fund
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $196,523,796 or 0.2% of net assets.

(p)	Security is perpetual in nature with no stated maturity date.
(q)	Non-income producing - Security is in default.
(r)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $68,766,556.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,529,739.
(t)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $8,420,667.
(u)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $129,333.

(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,524,758,697	2,886,273,039	3,159,010,830	13,698,187	-	-	1,252,020,906	1,251,770,552	2.4%
Fidelity Securities Lending Cash Central Fund	-	216,081,259	216,081,259	6,320	-	-	-	-	0.0%
Total	1,524,758,697	3,102,354,298	3,375,092,089	13,704,507	-	-	1,252,020,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund - Class Z	1,073,870,624	222,818,963	-	22,810,305	-	(214,934)	1,296,474,653	141,846,242
Fidelity Advisor New Markets Income Fund - Class Z	1,252,117,564	344,618,877	-	19,605,314	-	68,868,844	1,665,605,285	125,233,480
Fidelity Advisor Real Estate Income Fund - Class Z	1,390,043,301	193,836,414	-	18,836,414	-	24,133,666	1,608,013,381	131,266,398
Fidelity Investments Money Market Government Portfolio - Institutional Class	713,198,600	3,257,426,235	2,976,797,644	10,812,132	-	-	993,827,191	993,827,191
Fidelity SAI Enhanced Core Bond Fund	949,992,434	387,272,041	-	12,261,681	-	17,576,948	1,354,841,423	134,676,086
Fidelity SAI High Income Fund	303,057,509	156,401,357	-	6,393,921	-	12,566,467	472,025,333	49,896,970
Fidelity SAI Inflation-Protected Bond Index Fund	393,317,240	154,281,191	-	4,281,191	-	10,115,477	557,713,908	53,937,515
Fidelity SAI Intermediate Treasury Bond Index Fund	3,228,169,963	504,235,442	-	29,218,842	-	61,753,934	3,794,159,339	382,861,689
Fidelity SAI International Credit Fund	1,327,258,977	385,668,537	-	10,668,537	-	22,374,173	1,735,301,687	160,379,084
Fidelity SAI Long-Term Treasury Bond Index Fund	2,222,866,450	48,347,045	-	23,342,408	-	9,658,435	2,280,871,930	343,504,809
Fidelity SAI Municipal Income Fund	77,338,879	76,234,121	-	1,232,758	-	742,805	154,315,805	15,991,275
Fidelity SAI Short-Term Bond Fund	500,517,008	80,842,663	-	5,842,942	-	3,384,336	584,744,007	59,728,703
Fidelity SAI Short-Term Treasury Bond Index Fund	231,217,323	128,054,999	-	3,055,217	-	2,931,026	362,203,348	35,861,718
Fidelity SAI Total Bond Fund	17,173,076,332	926,760,061	-	201,750,221	-	294,284,624	18,394,121,017	2,016,899,234
Fidelity SAI U.S. Treasury Bond Index Fund	5,412,977,406	86,439,646	-	36,440,637	-	68,392,925	5,567,809,977	627,712,512
Fidelity Sustainability Bond Index Fund	24,251,662	235,723	-	235,747	-	369,664	24,857,049	2,658,508
Fidelity U.S. Bond Index Fund	727,788,008	685,503,527	-	10,504,126	-	17,021,199	1,430,312,734	136,610,576
	37,001,059,280	7,638,976,842	2,976,797,644	417,292,393	-	613,959,589	42,277,198,067

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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